Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STB-NPRT1-0125
1.9887630.106
Asset-Backed Securities - 8.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	23,693,000	23,848,522
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	15,994,000	16,063,351
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.8674% 7/20/2037 (b)(c)(d)	250,000	252,483
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	176,101
Invesco US CLO Ltd Series 2023-2A Class F, CME Term SOFR 3 month Index + 7.58%, 12.1974% 4/21/2036 (b)(c)(d)	250,000	250,997
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	10,479,000	10,538,143
Midocean Credit Clo Xii Ltd Series 2024-12A Class ER, CME Term SOFR 3 month Index + 6.65%, 11.2824% 4/18/2036 (b)(c)(d)	250,000	251,897
Midocean Credit Clo Xv Ltd Series 2024-15A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8674% 7/21/2037 (b)(c)(d)	250,000	251,379
TOTAL BAILIWICK OF JERSEY		51,632,873
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	3,948,535	4,003,111
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	6,076,030	6,135,214
TOTAL CANADA		10,138,325
GRAND CAYMAN (UK OVERSEAS TER) - 4.6%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (b)(c)(d)	200,000	200,264
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	12,215,000	12,244,292
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	19,226,000	19,246,014
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	15,363,000	15,458,635
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	9,447,000	9,462,691
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	18,441,000	18,509,213
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (b)(c)(d)	315,000	315,000
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	15,100,000	15,121,095
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	15,787,000	15,809,907
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	100,810
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	8,652,000	8,691,886
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	16,982,000	17,007,167
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	27,261,000	27,307,699
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	8,291,000	8,303,627
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)	19,096,000	19,223,237
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)	14,512,000	14,572,167
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	14,004,000	14,020,343
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 11.5729% 7/15/2039 (b)(c)(d)	250,000	252,003
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)	17,449,000	17,489,604
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.1559% 7/15/2037 (b)(c)(d)	273,000	274,573
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (b)(c)(d)	100,000	101,426
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	1,282,418	1,283,554
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	16,076,000	16,141,156
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.4759% 4/25/2037 (b)(c)(d)	250,000	257,066
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	149,991
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (b)(c)(d)	150,000	153,802
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	7,745,000	7,756,447
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)	11,696,000	11,741,147
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	10,997,000	10,997,000
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	11,637,000	11,649,102
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	12,599,000	12,613,539
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	24,335,000	24,373,474
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	209,686	0
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	9,084,000	9,106,256
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	13,262,000	13,346,718
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	12,762,000	12,814,082
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	6,539,000	6,549,652
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	3,200,000	3,205,590
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	14,518,000	14,579,339
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.1559% 10/15/2037 (b)(c)(d)	400,000	402,835
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	15,072,000	15,147,119
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	23,424,000	23,497,715
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	14,290,000	14,361,293
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	7,984,000	8,005,341
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	3,279,791	3,115,801
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	8,865,000	8,881,684
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	12,096,000	12,148,170
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	21,121,000	21,150,696
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	6,847,000	6,894,819
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	16,420,000	16,444,531
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	17,793,000	17,805,437
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.1359% 4/25/2037 (b)(c)(d)	15,620,000	15,733,245
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0375% 7/15/2034 (b)(c)(d)	8,675,000	8,697,035
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	2,957,000	2,961,796
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	7,863,000	7,898,627
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	15,155,000	15,234,367
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(g)	7,590,000	7,590,000
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	11,245,000	11,272,157
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)	10,754,000	10,754,323
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	14,497,000	14,555,481
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (b)(c)(d)	200,000	204,418
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8049% 10/20/2037 (b)(c)(d)	250,000	250,006
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	9,647,102	9,667,978
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	12,152,000	12,219,201
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 12.1174% 4/20/2038 (b)(c)(d)	346,000	358,075
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	20,095,000	20,152,050
OCP CLO Ltd Series 2021-21A Class E, CME Term SOFR 3 month Index + 6.5416%, 11.159% 7/20/2034 (b)(c)(d)	250,000	251,165
OCP CLO Ltd Series 2024-11A Class ER2, CME Term SOFR 3 month Index + 6.82%, 11.4372% 4/26/2036 (b)(c)(d)	262,000	262,972
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (b)(c)(d)	400,000	405,373
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)	13,866,000	13,866,000
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	10,862,000	10,863,781
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	17,577,000	17,692,569
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 6.2674% 4/20/2037 (b)(c)(d)	932,000	935,170
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 0% 1/18/2038 (b)(c)(d)(g)	4,722,000	4,722,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	177,000	179,299
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.9939% 7/20/2037 (b)(c)(d)	500,000	510,924
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(g)	7,343,000	7,343,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 6.2% 1/15/2033 (b)(c)(d)(g)	500,000	500,000
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.9223% 8/8/2032 (b)(c)(d)	505,000	506,525
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	12,426,000	12,448,044
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	7,042,137	6,521,230
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	15,987,000	16,032,259
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	150,000	151,988
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	6,032,000	6,032,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	17,526,000	17,549,327
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	18,277,000	18,311,562
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	10,786,000	10,877,152
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	1,658,623	1,659,897
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	23,911,110	23,944,777
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.3159% (b)(c)(d)(e)(f)	488,564	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	6,167,701	5,930,861
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	8,854,366	8,411,648
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.4113% 4/6/2042 (b)(c)(d)	934,000	695,147
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	14,644,000	14,773,775
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	10,244,000	10,297,658
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	4,156,000	4,163,826
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	16,805,000	16,853,214
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		908,526,911
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	6,626,000	6,653,828
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	11,745,000	11,758,002
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	13,598,000	13,662,087
TOTAL MULTI-NATIONAL		25,420,089
UNITED STATES - 3.0%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	9,203,242	9,358,895
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	8,355,421	8,496,735
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	3,625,622	2,746,378
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	414,709	402,257
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	6,598,677	6,334,973
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	2,087,167	1,252,679
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	6,965,046	6,470,419
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	16,570,790	15,146,282
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	33,005,155	32,792,883
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	3,100,000	3,120,591
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	2,511,488	2,519,917
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	13,747,664	13,814,216
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	4,241,000	4,241,344
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	8,060,000	8,118,133
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(h)	398,781	4
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	2,123,375	2,038,460
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	354,634	301,391
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	12,522,000	12,536,626
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	12,359,937	11,277,707
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (d)(i)	5,999,089	5,986,851
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	2,930,000	2,969,670
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	7,556,000	7,701,030
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	1,869,525	1,762,059
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	6,730,691	6,192,456
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	4,356,038	3,092,881
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	1,465,685	1,402,691
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	16,187,000	16,194,284
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	2,988,223	2,945,449
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	4,700,000	4,748,795
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (d)	288,000	291,427
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	285,000	288,218
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (d)	1,197,000	1,150,863
CyrusOne Data Centers Issuer I LLC Series 2024-3A Class A2, 4.65% 5/20/2049 (d)	1,485,000	1,401,659
Daimler Trucks Retail Trust Series 2023-1 Class A2, 6.03% 9/15/2025	3,743,573	3,747,842
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	9,958,168	9,662,663
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	557,000	533,495
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	2,255,706	2,264,616
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	3,359,000	3,410,698
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	3,700,000	3,705,119
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	6,900,000	6,922,922
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	12,756,000	12,831,337
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	10,247,366	10,428,261
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	5,400,000	5,446,564
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	5,112,000	5,210,008
Firstkey Homes Trust Series 2020-SFR1 Class F2, 4.284% 8/17/2037 (d)	420,000	413,621
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 0% 1/15/2038 (b)(c)(d)(g)	13,131,000	13,131,000
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	4,700,000	4,555,289
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	4,100,000	4,118,460
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	7,011,000	7,080,142
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	3,421,000	3,437,719
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	9,570,000	9,605,061
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (b)(c)(d)	364,000	371,075
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	12,846,000	12,848,158
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	487,233	448,215
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	2,239,071	2,060,189
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	323,440	286,595
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	4,000,000	4,040,811
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	3,652,205	3,506,117
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	5,600,000	5,665,713
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	5,540,434	5,616,738
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	7,798,000	7,865,561
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 6.75% 1/20/2038 (b)(c)(d)	150,000	150,000
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.9472% 1/25/2036 (b)(c)	40,609	40,302
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	2,628,195	2,652,562
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	9,318,308	8,638,673
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	10,290,150	9,879,688
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	9,195,225	8,487,220
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	4,963,207	4,961,250
Progress Residential Trust Series 2021-SFR2 Class H, 4.998% 4/19/2038 (d)	401,000	386,791
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (d)	315,000	304,410
Progress Residential Trust Series 2021-SFR6 Class G, 4.003% 7/17/2038 (d)	168,000	160,893
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (d)	203,000	189,996
Progress Residential Trust Series 2021-SFR8 Class G, 4.005% 10/17/2038 (d)	1,347,000	1,250,594
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (d)	688,000	654,874
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	800,000	790,688
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	797,000	797,673
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (d)	519,000	522,989
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	870,000	873,736
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	3,786,138	3,696,515
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-2A Class A2, 5.05% 9/15/2048 (d)	945,000	909,694
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (d)	319,000	309,872
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	724,000	712,443
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	7,400,947	6,956,964
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	844,934	676,462
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	12,474,000	12,437,553
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	4,985,000	4,811,653
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	3,812,000	3,487,200
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	7,688,000	7,783,602
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	1,655,932	1,660,132
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (b)(d)	747,000	591,200
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 9.1093% 5/17/2039 (b)(c)(d)	1,616,000	1,592,618
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	10,977,000	11,335,368
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	21,054,000	21,388,995
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	12,516,000	12,710,058
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	15,172,000	14,997,953
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	15,819,000	15,558,912
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	7,482,000	7,392,804
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	1,205,000	1,246,931
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (b)(c)	6,862	7,041
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	8,091,000	8,120,810
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (d)	3,983,277	3,988,572
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	9,400,000	9,463,881
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	2,400,580	2,404,900
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	6,782,024	6,785,879
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	525,000	510,129
Tricon American Homes Series 2020-SFR1 Class F, 4.882% 7/17/2038 (d)	151,000	148,633
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	168,000	160,636
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,081,000	1,062,634
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	1,344,000	1,325,479
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	270,000	276,644
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	1,800,000	1,801,080
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,100,000	1,129,402
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	2,150,000	2,251,270
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	3,363,000	3,331,488
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	7,400,000	7,477,676
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	9,000,000	9,021,505
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	6,639,446	6,969,816
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	8,561,000	8,564,055
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	4,203,000	4,230,275
TOTAL UNITED STATES		596,343,285
TOTAL ASSET-BACKED SECURITIES (Cost $1,602,674,752)		1,598,715,311

Bank Loan Obligations - 5.2%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2723% 8/1/2029 (b)(c)(j)	1,158,787	1,089,747
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/13/2029 (b)(c)(j)	1,525,303	1,530,306
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 1/22/2031 (b)(c)(j)	574,415	575,334
		2,105,640
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 9/23/2030 (b)(c)(j)	2,808,360	2,802,744
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 11/30/2029 (b)(c)(j)	2,691,468	2,696,097
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8932% 8/1/2030 (b)(c)(j)	1,279,753	1,283,349
		6,782,190
TOTAL CONSUMER DISCRETIONARY		8,887,830

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.584% 6/27/2031 (b)(c)(j)	845,000	795,356
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9854% 9/18/2031 (b)(c)(j)	1,860,000	1,872,016
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8211% 3/15/2030 (b)(c)(j)	1,022,163	1,025,148
Health Care - 0.0%
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8211% 10/14/2031 (b)(c)(j)	840,000	845,250
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.7533% 3/21/2031 (b)(c)(j)	885,550	886,816
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 12.1813% 9/13/2029 (b)(c)(e)(j)	55,720	55,609
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9352% 1/31/2030 (b)(c)(j)	3,754,984	3,760,466
		3,816,075
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.5849% 5/27/2028 (b)(c)(j)	2,788,349	2,559,816
TOTAL CANADA		20,688,307
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6153% 2/4/2028 (b)(c)(j)	1,480,802	1,489,435
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1559% 8/15/2028 (b)(c)(j)	10,546,162	8,617,691
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.5877% 4/30/2030 (b)(c)(j)	1,224,459	1,233,385
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1324% 10/18/2029 (b)(c)(j)	1,030,000	1,037,725
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2494% 2/26/2031 (b)(c)(j)	124,375	125,246
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5139% 1/26/2028 (b)(c)(j)	1,263,384	1,271,545

TOTAL HONG KONG		1,396,791
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 15.5% (b)(c)(f)(j)	2,068,832	243,088
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (b)(c)(e)(j)	10,518	10,517
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3547% 4/9/2026 (b)(c)(e)(j)(k)	35,749	35,749
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (b)(c)(e)(j)	35,901	35,901

TOTAL INDIA		325,255
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/25/2030 (b)(c)(j)	3,611,245	3,630,059
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 7%, 12.855% 9/29/2028 (b)(c)(j)	2,012,410	1,871,039
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.4338% (b)(c)(f)(j)	738,266	9,228
Industrials - 0.0%
Professional Services - 0.0%
Surf Holdings Sarl 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.8143% 3/5/2027 (b)(c)(j)	595,000	596,767
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 3/19/2031 (b)(c)(j)	442,775	444,435
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.7229% 2/9/2026 (b)(c)(j)	1,915,332	1,827,782
TOTAL LUXEMBOURG		4,749,251
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (b)(c)(j)	3,142,131	3,150,646
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (b)(c)(j)	9,764,775	9,789,187
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (b)(c)(j)	2,656,674	2,682,125
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (b)(c)(j)	1,138,522	1,149,907
		3,832,032
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (b)(c)(j)	2,805,267	2,538,767
TOTAL NETHERLANDS		19,310,632
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.003% 1/31/2028 (b)(c)(j)	1,015,000	1,011,407
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4738% 10/16/2028 (b)(c)(j)	635,000	572,770

TOTAL PUERTO RICO		1,584,177
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.72% 11/16/2028 (b)(c)(j)	3,083,965	3,091,890
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.97% 11/16/2028 (b)(c)(j)	583,568	587,034

TOTAL SWEDEN		3,678,924
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (b)(c)(j)	2,666,600	2,570,602
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 12/12/2026 (b)(c)(j)	249,352	245,611
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0726% 9/13/2029 (b)(c)(j)	1,298,088	1,120,679
		1,366,290
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 10/31/2031 (b)(c)(j)(l)	4,665,000	4,639,716
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6871% 7/21/2030 (b)(c)(j)	6,556,236	6,520,701
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 7.864% 3/16/2027 (b)(c)(j)	915,021	918,068
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 8.014% 10/31/2029 (b)(c)(j)	2,043,533	2,052,483
		9,491,252
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (b)(c)(j)	7,524,533	7,539,582
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IVC Acquisition Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3932% 12/6/2028 (b)(c)(j)	2,266,983	2,283,985
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6062% 10/21/2030 (b)(c)(j)	2,059,650	2,068,404
TOTAL UNITED KINGDOM		27,389,229
UNITED STATES - 4.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.9553% 7/31/2025 (b)(c)(j)	3,781,414	3,307,376
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.9153% 11/1/2025 (b)(c)(j)	2,881,161	893,160
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.3653% 7/31/2025 (b)(c)(j)	97,926	97,925
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 10/2/2027 (b)(c)(j)	1,060,000	1,050,195
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.763% 7/1/2031 (b)(c)(j)	3,266,000	3,293,206
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 4/17/2031 (b)(c)(j)	681,575	687,539
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 11.3157% 6/1/2028 (b)(c)(j)	735,000	734,477
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/16/2029 (b)(c)(j)(l)	1,625,000	1,518,368
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/15/2030 (b)(c)(j)(l)	3,230,000	2,991,788
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.5061% 10/1/2031 (b)(c)(j)	2,250,000	2,278,125
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 3/9/2027 (b)(c)(j)	4,026,809	3,848,140
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 3/9/2027 (b)(c)(j)	1,473,552	1,415,921
		22,116,220
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.2537% 2/10/2027 (b)(c)(j)	4,191,597	2,726,634
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.1871% 9/1/2027 (b)(c)(j)	1,734,453	1,689,358
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.1871% 9/1/2027 (b)(c)(j)	3,250,000	3,157,245
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1105% 8/30/2030 (b)(c)(j)	124,688	125,414
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9371% 8/5/2028 (b)(c)(j)	1,540,419	1,555,823
		9,254,474
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 7/8/2031 (b)(c)(j)	670,000	671,882
Media - 0.2%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1211% 10/28/2027 (b)(c)(j)	2,428,912	2,427,600
Charter Comm Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3434% 2/1/2027 (b)(c)(j)	3,668,827	3,666,664
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.5934% 12/9/2030 (b)(c)(j)	813,850	812,019
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(c)(j)	221,237	203,538
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1093% 1/18/2028 (b)(c)(j)	2,613,672	2,563,698
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(c)(j)	606,272	517,859
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (j)	1,139,082	1,213,123
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.7717% 12/1/2028 (b)(c)(j)	4,156,339	4,182,316
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 9/19/2026 (b)(c)(j)	1,878,748	1,884,272
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0223% 2/10/2031 (b)(c)(j)	1,486,275	1,488,504
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(c)(j)	2,385,000	2,311,971
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/24/2029 (b)(c)(j)	659,813	662,564
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 1/31/2029 (b)(c)(j)	2,754,673	2,749,853
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.7237% 3/31/2031 (b)(c)(j)	1,080,000	1,067,731
		25,751,712
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5726% 1/30/2031 (b)(c)(j)	3,391,500	3,431,791
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.33% 1/27/2031 (b)(c)(j)	1,049,725	1,049,725
		4,481,516
TOTAL COMMUNICATION SERVICES		62,275,804

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 3/5/2028 (b)(c)(j)	2,661,378	2,278,805
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 5/6/2030 (b)(c)(j)	2,796,863	2,812,609
Novae LLC/IN 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.6877% 12/22/2028 (b)(c)(j)	1,049,522	1,023,283
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (b)(c)(j)	1,642,761	1,569,527
		7,684,224
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 6/3/2028 (b)(c)(j)	3,355,290	3,284,359
Broadline Retail - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1711% 6/18/2029 (b)(c)(j)	5,114,419	4,485,345
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0854% 11/8/2027 (b)(c)(j)	2,051,137	2,065,105
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/5/2028 (b)(c)(j)	31,398,985	31,510,139
		38,060,589
Distributors - 0.0%
AIP RD Buyer Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1852% 12/26/2028 (b)(c)(j)	1,047,213	1,048,083
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1852% 12/26/2028 (b)(c)(j)	4,977,716	5,003,849
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6871% 1/6/2028 (b)(c)(j)	144,299	144,210
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 8/1/2030 (b)(c)(j)	2,304,909	2,330,263
		8,526,405
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.1561% 7/30/2028 (b)(c)(j)	3,426,413	3,451,939
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8392% 6/12/2030 (b)(c)(j)	4,489,188	4,529,187
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6017% 8/11/2028 (b)(c)(j)	1,335,464	1,345,480
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(c)(j)	15,942,070	13,445,223
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (b)(j)	1,024,094	921,684
		23,693,513
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9905% 2/7/2029 (b)(c)(j)	3,506,756	3,423,470
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 6/24/2030 (b)(c)(j)	692,003	694,252
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 11/24/2028 (b)(c)(j)	1,435,983	1,446,753
Bre/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7077% 9/9/2026 (b)(c)(j)	357,005	357,116
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (b)(c)(j)	225,000	224,156
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 1/26/2030 (b)(c)(j)	10,097,134	10,144,490
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8226% 2/6/2031 (b)(c)(j)	1,338,275	1,343,294
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 10/18/2028 (b)(c)(j)	2,155,981	2,166,761
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/9/2027 (b)(c)(j)	1,373,255	1,384,131
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.8653% 9/18/2026 (b)(c)(j)	4,447,647	4,458,766
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9375% 11/1/2031 (b)(c)(j)	1,350,000	1,351,404
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9375% 6/29/2029 (b)(c)(j)	1,383,579	1,386,789
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 10/31/2029 (b)(c)(j)	15,879,655	15,963,024
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.9226% 2/12/2029 (b)(c)(j)	945,250	948,010
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9171% 12/1/2028 (b)(c)(j)	944,520	946,192
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8537% 5/26/2030 (b)(c)(j)	2,633,454	2,631,821
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 10/7/2031 (b)(c)(j)(l)	1,005,000	1,011,191
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5726% 8/27/2028 (b)(c)(j)	559,491	560,543
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8226% 1/17/2031 (b)(c)(j)	1,636,775	1,639,983
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0726% 8/2/2028 (b)(c)(j)	3,780,926	3,795,104
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3377% 11/8/2030 (b)(c)(j)	1,144,889	1,151,621
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.152% 10/22/2031 (b)(c)(j)	1,975,000	1,981,577
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8605% 4/16/2029 (b)(c)(j)	2,126,969	2,142,922
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (b)(c)(j)	710,000	688,444
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.3653% 11/10/2028 (b)(c)(j)	976,621	978,086
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6105% 9/18/2031 (b)(c)(j)	340,000	341,700
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (b)(c)(j)	2,890,272	2,838,334
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 3/14/2031 (b)(c)(j)	3,532,250	3,541,646
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0726% 10/1/2031 (b)(c)(j)	665,000	668,325
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(c)(j)	9,216,847	8,843,565
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.5%, 13.347% 12/30/2027 (b)(c)(j)	300,000	216,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(c)(j)	767,200	742,266
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/3/2028 (b)(c)(j)	4,038,961	4,055,924
		84,067,660
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 9/26/2031 (b)(c)(j)	485,000	490,156
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(c)(j)	2,965,600	2,963,999
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.6717% 10/21/2028 (b)(c)(j)	782,388	358,725
Tempur Sealy International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.07% 10/4/2031 (b)(c)(j)	2,870,000	2,886,732
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(c)(j)	2,135,000	2,013,390
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (b)(c)(j)	3,901,338	3,698,157
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (b)(c)(j)	665,000	631,470
		13,042,629
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 3/18/2030 (b)(c)(j)	2,920,299	2,904,471
Specialty Retail - 0.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5362% 11/6/2027 (b)(c)(j)	783,119	783,119
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0362% 7/24/2028 (b)(c)(j)	768,041	325,940
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (b)(c)(j)	3,630,000	3,668,115
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0924% 6/5/2031 (b)(c)(j)	1,236,900	1,217,468
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6405% 6/7/2031 (b)(c)(j)	1,299,000	1,305,261
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/26/2031 (b)(c)(j)(l)	2,335,000	2,336,938
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 3/13/2028 (b)(c)(j)	517,400	517,317
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (b)(c)(j)	5,737,172	5,655,704
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 14.1037% 4/28/2028 (b)(c)(e)(j)	535,852	401,889
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 10/20/2028 (b)(c)(j)	483,412	471,225
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 10/20/2028 (b)(c)(j)	270,000	264,206
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.5037% 2/8/2028 (b)(c)(j)	1,763,988	1,643,155
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (b)(c)(j)	5,346,725	5,083,826
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9371% 4/16/2028 (b)(c)(j)	1,592,472	1,591,613
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.834% 1/30/2031 (b)(c)(j)	1,900,238	1,912,361
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6153% 12/21/2027 (b)(c)(j)	1,237,468	809,923
		27,988,060
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8442% 2/20/2029 (b)(c)(j)	928,163	932,544
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 11/23/2028 (b)(c)(j)	506,870	508,771
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2709% 8/26/2031 (b)(c)(j)	2,670,000	2,671,682
		4,112,997
TOTAL CONSUMER DISCRETIONARY		213,364,907

Consumer Staples - 0.1%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.9537% 1/24/2029 (b)(c)(j)	2,168,520	1,502,871
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.7037% 1/24/2030 (b)(c)(j)	910,000	390,790
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.1153% 3/31/2028 (b)(c)(j)	5,658,761	5,697,298
		7,590,959
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4061% 2/3/2029 (b)(c)(j)	984,621	988,934
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.4537% 8/1/2029 (b)(c)(j)	2,602,637	2,537,103
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 14.5% 11/20/2027 (b)(c)(j)	2,085,901	100,394
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0235% 12/13/2028 (b)(c)(j)	919,188	921,485
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2482% 4/2/2029 (b)(c)(j)	2,210,427	2,216,351
		6,764,267
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 12/23/2030 (b)(c)(j)	1,261,950	1,268,260
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9371% 10/23/2027 (b)(c)(j)	2,301,670	2,315,480
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.4061% 8/2/2028 (b)(c)(j)	4,649,191	2,752,321
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (b)(c)(j)	2,594,580	2,544,323
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5527% 2/12/2031 (b)(c)(j)	1,810,463	1,820,873
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6989% 3/1/2029 (b)(c)(j)	88,400	88,658
		10,789,915
Household Products - 0.0%
Resideo Funding Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5856% 2/14/2028 (b)(c)(j)	118,209	118,259
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 2/14/2028 (b)(c)(j)(l)	235,000	235,099
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6559% 5/14/2031 (b)(c)(j)	648,375	649,185
		1,002,543
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 5/17/2028 (b)(c)(j)	1,661,685	1,486,028
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 2/23/2029 (b)(c)(j)	509,744	481,535
		1,967,563
TOTAL CONSUMER STAPLES		28,115,247

Energy - 0.1%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3932% 6/22/2029 (b)(c)(j)	1,705,000	1,692,434
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2716% 7/9/2031 (b)(c)(j)	1,730,000	1,742,975
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6062% 10/31/2028 (b)(c)(j)	1,089,245	1,094,354
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8537% 12/31/2030 (b)(c)(j)	4,732,340	4,754,629
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1726% 11/19/2029 (b)(c)(j)	3,040,875	3,041,726
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.8226% 4/3/2028 (b)(c)(j)	536,142	537,385
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (b)(c)(j)(l)	1,005,000	1,011,281
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6559% 10/9/2031 (b)(c)(j)	1,415,000	1,424,198
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.3397% 6/29/2029 (b)(c)(j)	2,199,488	2,202,237
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 9/29/2028 (b)(c)(j)	3,242,084	3,259,916
Mesquite Energy Inc 1LN, term loan 0% (b)(e)(f)(j)(l)	528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(j)(l)	1,224,553	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5854% 10/30/2028 (b)(c)(j)	4,275,959	3,976,642
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.334% 2/28/2030 (b)(c)(j)	1,116,949	1,108,338
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 8/1/2029 (b)(c)(j)	771,125	775,944
		24,929,625
TOTAL ENERGY		26,622,059

Financials - 0.6%
Capital Markets - 0.1%
Aretec Group Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 8/9/2030 (b)(c)(j)	1,560,723	1,569,697
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 2/14/2031 (b)(c)(j)	3,572,300	3,594,841
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 6/14/2031 (b)(c)(j)	2,991,654	3,006,942
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 10/24/2031 (b)(c)(j)	6,202,539	6,226,171
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/19/2031 (b)(c)(j)	1,695,000	1,696,509
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.5777% 2/10/2031 (b)(c)(j)	1,023,867	1,026,426
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 9/17/2031 (b)(c)(j)	3,598,511	3,629,638
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (b)(c)(j)(k)(l)	386,489	389,832
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6037% 9/5/2031 (b)(c)(j)	2,210,000	2,222,442
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (b)(c)(j)	2,177,241	2,196,292
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5139% 1/26/2028 (b)(c)(j)	1,902,855	1,910,181
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 7/25/2031 (b)(c)(j)	735,000	735,918
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (b)(c)(j)(l)	1,510,000	1,515,663
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 12/1/2028 (b)(c)(j)	930,000	934,362
		30,654,914
Financial Services - 0.2%
Agellan Portfolio 9% 8/7/2025 (e)(j)	239,000	239,000
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1037% 1/31/2031 (b)(c)(j)	6,650,000	6,704,597
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 12/19/2030 (b)(c)(j)	2,701,889	2,711,048
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 9/30/2031 (b)(c)(j)	1,130,000	1,132,825
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (b)(j)	201,421	199,407
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 10.247% 8/30/2029 (b)(j)	1,225,314	655,544
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (b)(j)	382,240	378,417
Epic Creations Inc Tranche DD DIP TL, term loan 14.5711% 5/2/2025 (b)(e)(j)	16,806	16,805
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(j)(l)	182,907	137,179
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 3/10/2031 (b)(c)(j)	598,500	602,863
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.6093% 1/9/2026 (b)(c)(e)(j)	3,464,109	3,342,865
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3975% 4/16/2029 (b)(c)(j)	1,411,521	1,413,285
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 7/21/2031 (b)(c)(j)(l)	3,375,000	3,391,268
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.9226% 11/5/2029 (b)(c)(j)	685,000	683,657
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 7/18/2031 (b)(c)(j)	4,383,103	4,390,116
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3226% 5/16/2031 (b)(c)(j)	430,000	430,133
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 2/14/2030 (b)(c)(j)	1,263,650	1,276,287
STG DISTRIBUTION LLC Tranche 1L EXCHANGE FLFO, term loan CME Term SOFR 1 month Index + 8.35%, 13.0061% 10/3/2029 (b)(c)(e)(j)	329,078	325,787
STG DISTRIBUTION LLC Tranche 1L EXCHANGE FLSO, term loan CME Term SOFR 1 month Index + 7.6%, 12.2561% 9/30/2029 (b)(c)(e)(j)	705,619	533,448
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 6/24/2031 (b)(c)(j)(l)	1,590,000	1,590,398
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7701% 11/21/2031 (b)(c)(j)(l)	980,000	986,566
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/15/2027 (b)(c)(j)	4,175,369	4,227,562
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/9/2027 (b)(c)(j)	1,044,628	1,045,934
		36,414,991
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (b)(c)(j)	11,825,219	11,837,517
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9371% 2/19/2028 (b)(c)(j)	1,772,698	1,779,346
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 2/28/2028 (b)(c)(j)	1,562,382	1,571,490
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 8/19/2028 (b)(c)(j)	2,727,662	2,730,499
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 8/19/2028 (b)(c)(j)	7,091,203	7,116,518
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 9/19/2030 (b)(c)(j)	4,815,878	4,808,847
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (b)(c)(j)	8,835,000	8,661,481
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/20/2029 (b)(c)(j)	1,010,000	982,407
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 7/31/2027 (b)(c)(j)	1,400,643	1,399,326
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (b)(c)(j)	6,985,417	7,034,525
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 9/15/2031 (b)(c)(j)	1,604,772	1,610,389
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 5/6/2032 (b)(c)(j)	1,826,316	1,863,755
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 5/6/2031 (b)(c)(j)	1,875,484	1,879,723
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 11/23/2029 (b)(c)(j)	3,885,655	3,907,532
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/27/2030 (b)(c)(j)	1,028,394	1,033,854
		58,217,209
TOTAL FINANCIALS		125,287,114

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6726% 11/8/2027 (b)(c)(j)	1,522,301	1,530,994
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 3/31/2029 (b)(c)(j)	2,092,050	2,070,900
ICU Medical Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.2537% 1/6/2029 (b)(c)(j)	1,336,966	1,340,976
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/1/2031 (b)(c)(j)	4,004,652	4,028,440
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4352% 10/23/2028 (b)(c)(j)	7,480,451	7,523,464
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (b)(c)(j)	2,711,175	2,724,731
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8354% 5/30/2031 (b)(c)(j)	1,155,000	1,154,284
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (b)(c)(j)	738,543	745,928
Viant Medical Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (b)(c)(j)	81,457	82,271
		21,201,988
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.0037% 2/15/2029 (b)(c)(j)	1,353,079	1,021,953
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (b)(c)(j)	796,129	788,168
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3721% 2/11/2028 (b)(c)(j)	1,532,094	1,543,156
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/9/2031 (b)(c)(j)	1,935,000	1,941,153
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7037% 10/1/2027 (b)(c)(j)	8,450,958	8,080,046
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (b)(c)(j)	3,435,000	3,398,211
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 10/23/2031 (b)(c)(j)	872,643	880,828
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (b)(c)(j)(k)(l)	112,357	113,411
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 7/3/2028 (b)(c)(j)	999,021	1,004,885
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 7/3/2028 (b)(c)(j)	248,907	250,368
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2376% 4/15/2031 (b)(c)(j)	2,274,212	2,290,563
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(c)(j)	1,027,425	988,383
Phoenix Guarantor Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/21/2031 (b)(c)(j)	1,432,800	1,443,546
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 11/15/2028 (b)(c)(j)	4,806,913	4,838,350
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 7/18/2031 (b)(c)(j)	1,180,000	1,190,325
Southern Veterinary Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/31/2031 (b)(c)(j)(l)	3,565,000	3,596,194
Surgery Center Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3377% 12/19/2030 (b)(c)(j)	1,807,260	1,820,001
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.2862% 10/1/2029 (b)(c)(e)(j)	285,000	236,550
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1583% 10/14/2031 (b)(c)(j)	798,696	804,686
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 1% 10/7/2031 (b)(c)(j)(k)	36,304	36,577
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 12/15/2027 (b)(c)(j)	610,000	615,185
		36,882,539
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/15/2029 (b)(c)(j)	7,672,765	7,691,947
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (j)	700,000	705,950
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6717% 5/1/2031 (b)(c)(j)	4,193,925	4,209,652
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 9/28/2029 (b)(c)(j)	2,189,000	2,188,452
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (b)(c)(j)(l)	4,265,000	4,269,564
		19,065,565
Pharmaceuticals - 0.0%
Catalent Pharma Solutions Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5951% 2/22/2028 (b)(c)(j)	691,525	693,254
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5217% 8/1/2027 (b)(c)(j)	1,911,145	1,911,145
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.7073% 4/23/2031 (b)(c)(j)	2,520,000	2,527,081
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 5/5/2028 (b)(c)(j)	3,842,110	3,860,628
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0992% 5/17/2031 (b)(c)(j)	2,214,234	2,229,468
		11,221,576
TOTAL HEALTH CARE		88,371,668

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.8537% 10/31/2030 (b)(c)(j)	842,888	847,237
Ovation Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 4/21/2031 (b)(c)(j)	1,040,000	1,048,122
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(j)(l)	3,327,692	3,327,692
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(j)(l)	277,308	277,308
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 8/24/2028 (b)(c)(j)	4,778,521	4,784,160
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1037% 2/28/2031 (b)(c)(j)	358,202	358,080
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 3/22/2030 (b)(c)(j)	1,356,415	1,356,971
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.3196% 1/20/2032 (b)(c)(j)	1,555,000	1,554,036
		13,553,606
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 10/31/2031 (b)(c)(j)	1,510,467	1,519,907
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 10/31/2031 (b)(c)(j)	574,533	578,124
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.6726% 11/23/2029 (b)(c)(e)(j)	780,000	780,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.3537% 3/18/2030 (b)(c)(j)	1,338,206	1,344,402
		4,222,433
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1153% 5/17/2028 (b)(c)(j)	2,616,575	2,086,719
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 1/3/2029 (b)(c)(j)	2,130,000	2,136,326
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9226% 10/22/2028 (b)(c)(j)	382,588	384,263
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 11/3/2028 (b)(c)(j)	815,900	818,813
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0726% 8/2/2031 (b)(c)(j)	955,000	955,898
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8226% 1/24/2029 (b)(c)(j)	1,565,189	1,572,045
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5726% 3/28/2031 (b)(c)(j)	653,363	658,674
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8537% 4/29/2029 (b)(c)(j)	3,805,478	3,763,085
		12,375,823
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/21/2028 (b)(c)(j)	9,825,166	9,909,564
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 5/14/2028 (b)(c)(j)	7,213,837	7,258,924
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(c)(j)	2,839,875	2,798,470
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/31/2028 (b)(c)(j)	1,223,850	1,233,029
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(c)(j)	7,073,446	7,031,429
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.6037% 5/2/2030 (b)(c)(j)	675,000	679,219
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4854% 5/3/2029 (b)(c)(j)	1,183,872	911,582
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8356% 2/10/2031 (b)(c)(j)	644,864	646,882
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0726% 11/3/2029 (b)(c)(j)	742,691	746,404
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (b)(c)(j)	2,770,611	2,797,153
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 10/21/2028 (b)(c)(j)	2,514,117	2,532,973
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8226% 4/14/2029 (b)(c)(j)	969,597	988,747
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 11/3/2031 (b)(c)(j)(l)	1,362,759	1,370,704
Jupiter Buyer Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 10/10/2031 (b)(c)(j)(l)	157,241	158,158
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.8892% 6/21/2028 (b)(c)(j)	3,765,981	3,784,810
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.5083% 10/11/2028 (b)(c)(j)	2,718,101	2,459,039
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8672% 7/25/2030 (b)(c)(j)	2,818,275	2,833,945
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6871% 3/19/2028 (b)(c)(j)	722,499	729,724
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0825% 11/30/2028 (b)(c)(j)	1,113,438	1,118,605
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1561% 11/30/2028 (b)(c)(j)	542,382	544,926
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1561% 11/30/2028 (b)(c)(j)	29,712	29,851
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 7.5877% 11/30/2028 (b)(c)(j)	85,542	85,939
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9371% 7/8/2028 (b)(c)(j)	622,529	613,745
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2433% 10/6/2031 (b)(c)(j)	695,000	695,869
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.7638% 2/24/2031 (b)(c)(j)	1,085,613	1,089,010
Wellful Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.9371% 4/21/2027 (b)(c)(j)	1,413,725	868,437
		53,917,138
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3537% 3/21/2031 (b)(c)(j)	1,167,625	1,163,001
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1717% 11/3/2031 (b)(c)(j)	1,395,000	1,403,719
		2,566,720
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6561% 3/2/2027 (b)(c)(j)	2,557,150	2,570,294
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 4/10/2031 (b)(c)(j)	1,900,000	1,904,940
Machinery - 0.0%
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0921% 3/18/2030 (b)(c)(j)	958,735	962,331
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1717% 9/28/2028 (b)(c)(j)	851,073	827,030
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1221% 10/10/2031 (b)(c)(j)	670,000	674,188
John Bean Technologies Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/9/2031 (b)(c)(j)(l)	600,000	603,000
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 3/25/2031 (b)(c)(j)	2,636,750	2,641,153
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.605% 12/3/2026 (b)(c)(e)(j)	553,020	511,377
		6,219,079
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.629% 4/20/2028 (b)(c)(j)	1,896,816	1,956,641
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.2088% 6/4/2029 (b)(c)(j)	1,380,000	1,384,319
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3674% 10/20/2027 (b)(c)(j)	1,111,210	1,132,890
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6348% 2/24/2031 (b)(c)(j)	1,811,950	1,821,010
		6,294,860
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1871% 2/4/2028 (b)(c)(j)	978,026	983,327
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 9/29/2031 (b)(c)(j)	4,670,000	4,633,014
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4382% 10/30/2031 (b)(c)(j)	1,000,000	1,000,000
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 12/30/2028 (b)(c)(j)	1,532,956	1,478,828
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2753% 9/30/2028 (b)(c)(j)	621,871	627,120
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2753% 9/29/2028 (b)(c)(j)	204,485	206,331
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 6/2/2028 (b)(c)(j)	8,621,355	8,566,092
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8226% 8/16/2028 (b)(c)(j)	1,552,934	1,557,593
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3354% 4/29/2029 (b)(c)(j)	1,919,216	1,726,488
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 5/30/2031 (b)(c)(j)	593,513	591,660
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 7/31/2031 (b)(c)(j)	1,747,023	1,758,676
		23,129,129
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5853% 1/29/2031 (b)(c)(j)	3,385,057	3,336,211
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 2/14/2031 (b)(c)(j)	1,129,325	1,139,489
		4,475,700
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.4801% 4/8/2030 (b)(c)(j)	1,885,000	1,899,929
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.0284% 1/2/2029 (b)(c)(j)	402,674	421,047
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.2784% 8/10/2029 (b)(c)(j)	1,130,970	884,046
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5223% 7/26/2028 (b)(c)(j)	2,180,388	2,194,016
		5,399,038
TOTAL INDUSTRIALS		136,628,760

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 7/2/2029 (b)(c)(j)	3,041,968	3,058,455
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.4371% 3/31/2029 (b)(c)(j)	315,000	309,094
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/31/2028 (b)(c)(j)	2,001,844	2,019,981
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 1% 3/31/2028 (b)(c)(j)(k)	68,452	69,072
Go Daddy Operating Co LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 11/12/2029 (b)(c)(j)	1,228,519	1,231,185
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 6/2/2031 (b)(c)(j)	802,676	803,446
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.7354% 8/18/2031 (b)(c)(j)	2,360,000	2,378,880
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7708% 10/15/2031 (b)(c)(j)	1,315,000	1,318,287
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 5/30/2030 (b)(c)(j)	1,367,428	1,369,138
		12,557,538
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 2/3/2031 (b)(c)(j)	1,056,639	1,064,173
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(c)(j)	4,548,246	4,366,316
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.7037% 6/30/2028 (b)(c)(j)	529,895	398,745
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 6/17/2031 (b)(c)(j)	2,099,000	2,103,597
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 2/1/2028 (b)(c)(j)	8,150,746	7,640,021
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0921% 10/2/2031 (b)(c)(j)	810,000	819,113
		16,391,965
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8377% 8/17/2029 (b)(c)(j)	2,508,886	2,522,057
Software - 0.7%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6037% 2/24/2031 (b)(c)(j)	3,040,966	3,065,355
AppLovin Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 9.25% 10/25/2028 (b)(c)(j)	508,585	508,402
AppLovin Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 9.25% 8/19/2030 (b)(c)(j)	2,573,101	2,573,564
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (b)(c)(j)	1,830,380	1,825,804
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1726% 12/10/2028 (b)(c)(j)	4,466,770	4,484,905
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 1/31/2031 (b)(c)(j)	3,812,020	3,788,195
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3092% 3/24/2031 (b)(c)(j)	3,340,000	3,354,395
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 3/29/2029 (b)(c)(j)	4,434,239	4,446,921
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.3653% 9/30/2028 (b)(c)(j)	3,812,745	3,828,949
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 10/16/2026 (b)(c)(j)	5,773,757	5,648,178
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.5726% 2/19/2029 (b)(c)(j)	1,265,000	1,057,856
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2852% 10/7/2029 (b)(c)(j)	3,590,708	3,627,728
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 5/23/2031 (b)(c)(j)	4,216,721	4,246,913
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 12.1813% 9/13/2029 (b)(c)(e)(j)	2,385,830	2,381,058
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 3/3/2028 (b)(c)(j)	2,182,706	2,199,077
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 9/12/2029 (b)(c)(j)	3,825,673	3,828,084
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 12/1/2027 (b)(c)(j)	1,189,915	1,199,767
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (b)(c)(j)	3,375,000	3,375,169
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(c)(j)	1,285,000	1,268,398
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9061% 3/1/2029 (b)(c)(j)	5,179,355	5,193,598
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (b)(c)(j)	9,610,880	9,620,107
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.8226% 2/23/2029 (b)(c)(j)	1,430,000	1,397,825
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 7/1/2031 (b)(c)(j)	5,215,000	5,095,055
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8672% 7/31/2026 (b)(c)(j)	1,903,014	1,570,671
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(c)(j)	11,292,114	11,332,540
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (b)(c)(j)	1,005,000	988,046
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (b)(c)(j)(l)	2,110,000	2,117,913
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(j)(l)	1,345,000	1,352,289
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3354% 10/28/2030 (b)(c)(j)	2,930,275	2,946,157
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1473% 7/2/2031 (b)(c)(j)	955,000	963,089
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8973% 7/17/2032 (b)(c)(j)	460,000	468,050
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 8/31/2028 (b)(c)(j)	3,774,669	3,795,430
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.497% 5/15/2028 (b)(c)(j)	4,316,154	2,613,993
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.997% 5/15/2028 (b)(c)(j)	1,540,709	1,582,246
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 4/22/2028 (b)(c)(j)	3,393,482	3,369,728
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 9/30/2028 (b)(c)(j)	1,919,993	1,888,889
Renaissance Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 4/8/2030 (b)(c)(j)	4,685,017	4,691,342
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 11/23/2029 (b)(c)(j)	1,172,086	1,177,219
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1871% 8/11/2028 (b)(c)(j)	726,269	730,807
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/9/2031 (b)(c)(j)	3,121,677	3,134,507
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (b)(c)(j)	10,182,082	10,247,451
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3605% 4/14/2031 (b)(c)(j)	2,716,001	2,739,766
		135,725,436
TOTAL INFORMATION TECHNOLOGY		167,196,996

Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 11/24/2027 (b)(c)(j)	1,061,100	1,062,872
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.4226% 11/24/2028 (b)(c)(j)	485,000	462,874
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 11/24/2027 (b)(c)(j)	3,208,799	3,213,805
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(j)	421,731	356,814
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(c)(j)(k)	132,366	133,359
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(j)	123,739	124,667
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 9/30/2028 (b)(c)(j)	3,259,491	3,283,350
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.6726% 10/1/2029 (b)(c)(j)	345,000	336,375
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 12/14/2029 (b)(c)(j)	1,732,900	1,540,548
Bakelite US Holdco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 5/29/2029 (b)(c)(j)	1,587,588	1,598,003
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 8/18/2028 (b)(c)(j)	4,016,446	4,034,841
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1561% 11/1/2030 (b)(c)(j)	1,731,300	1,736,165
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (b)(c)(j)	4,449,380	4,471,004
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (b)(c)(j)	2,788,817	2,743,805
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1638% 3/15/2029 (b)(c)(j)	6,759,765	6,800,797
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (b)(c)(j)	930,000	863,505
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 3/1/2030 (b)(c)(j)	893,688	893,687
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 4/2/2029 (b)(c)(j)	1,994,975	1,996,232
Koppers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.62% 4/10/2030 (b)(c)(j)	2,118,295	2,128,886
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (b)(c)(j)	3,746,000	3,635,980
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9157% 12/1/2026 (b)(c)(j)	1,113,450	1,044,973
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (b)(c)(j)	245,000	245,306
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (b)(c)(j)	5,674,346	5,717,812
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 3/16/2027 (b)(c)(j)	869,510	874,153
Touchdown Acquirer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 2/21/2031 (b)(c)(j)	1,810,000	1,824,715
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/22/2031 (b)(c)(j)(l)	1,870,000	1,848,963
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 9/30/2031 (b)(c)(j)	915,659	924,432
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (b)(c)(j)(k)(l)	94,341	95,244
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8537% 9/22/2028 (b)(c)(j)	1,316,851	1,325,490
		55,318,657
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/5/2030 (b)(c)(j)	489,972	490,124
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 4/2/2029 (b)(c)(j)	156,335	157,311
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9352% 3/27/2028 (b)(c)(j)	1,437,579	1,444,767
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 10/19/2029 (b)(c)(j)	952,455	957,294
		3,049,496
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 3/3/2028 (b)(c)(j)	2,812,775	2,806,334
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.415% 6/7/2031 (b)(c)(j)	3,206,141	3,221,979
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.4866% 7/1/2029 (b)(c)(j)	2,715,010	2,720,902
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 7.7476% 4/13/2029 (b)(c)(j)	9,537,084	9,589,348
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/4/2027 (b)(c)(j)	3,047,337	3,059,039
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5726% 5/1/2031 (b)(c)(j)	695,000	699,781
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5726% 8/3/2026 (b)(c)(j)	590,105	593,793
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4226% 1/30/2027 (b)(c)(j)	902,359	906,627
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3226% 4/21/2031 (b)(c)(j)	447,750	452,227
		24,050,030
TOTAL MATERIALS		82,418,183

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3377% 8/21/2030 (b)(c)(j)	781,572	785,480
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3546% 4/16/2031 (b)(c)(j)	680,000	681,530
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 12/20/2030 (b)(c)(j)	1,233,205	1,239,137
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 1/20/2031 (b)(c)(j)	4,310,788	4,325,530
		6,246,197
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 9/30/2031 (b)(c)(j)	1,610,000	1,620,932
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 7/31/2030 (b)(c)(j)	1,054,675	1,055,013
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (b)(c)(j)	635,000	627,063
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (b)(c)(j)	3,098,765	2,996,319
		6,299,327
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 6/23/2028 (b)(c)(j)	107,506	107,820
TOTAL UTILITIES		12,653,344

TOTAL UNITED STATES		943,719,562
TOTAL BANK LOAN OBLIGATIONS (Cost $1,047,718,130)		1,042,510,772

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank ICE IBA - USD SOFR Spread-Adj ICE SWAP Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	5,039,000	5,109,498
KeyBank NA/Cleveland OH 6.95% 2/1/2028	718,000	749,341
Regions Bank/Birmingham AL 6.45% 6/26/2037	8,935,000	9,383,332

TOTAL BANK NOTES (Cost $15,817,644)		15,242,171

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(d)	343,740	341,884
UNITED STATES - 1.6%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	3,808,125	3,298,115
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	3,584,098	3,486,435
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	2,933,381	2,879,418
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)	87,210	9
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3113% 5/27/2037 (b)(c)(d)	241,332	238,571
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	14,144	14,350
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	16,099	16,134
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	19,204	19,530
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	14,626	14,802
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	19,220	19,489
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	7,913	7,997
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	2,685	2,772
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	9,098	9,329
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.6485% 2/25/2032 (b)(c)	1,913	1,920
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9128% 3/18/2032 (b)(c)	3,454	3,485
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 4/25/2032 (b)(c)	3,724	3,756
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 10/25/2032 (b)(c)	4,486	4,524
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.5985% 1/25/2032 (b)(c)	1,753	1,757
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.7015% 11/25/2032 (b)(h)	7,042	170
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 12/25/2033 (b)(h)	69,147	7,915
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 3/25/2033 (b)(h)	3,710	380
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (m)(n)	10,135	8,673
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 1.8715% 6/25/2035 (b)(h)	89,996	6,494
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	279,919	280,976
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 4.9439% 8/25/2035 (b)(c)	1,981	2,030
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	229,498	231,537
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	34,983	35,405
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 1.8315% 11/25/2036 (b)(h)	52,482	5,033
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.7915% 12/25/2036 (b)(h)	33,389	3,285
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (m)	45,209	39,778
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (m)	68,642	57,807
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (m)	7,098	5,721
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.5915% 5/25/2037 (b)(h)	17,701	1,912
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 11.5289% 6/25/2037 (b)(c)	14,245	17,261
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	21,802	26,633
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	4,721	5,191
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	540,304	537,574
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	849,902	839,765
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	80,504	82,877
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	320,986	310,220
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (h)	1,836	23
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (h)	201,810	5,540
Fannie Mae Guaranteed REMICS Series 2012-134 Class MX, 3.5% 5/25/2042	315,259	305,924
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	580,971	534,227
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	726,723	666,588
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	5,141	62
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (b)(h)	6,315	31
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (h)	34,781	305
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (b)(h)	116,424	12,369
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (h)	629,874	95,731
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	575,320	541,939
Fannie Mae Guaranteed REMICS Series 2016-104 Class B, 4% 12/25/2044	564,926	551,506
Fannie Mae Guaranteed REMICS Series 2016-99 Class KA, 4% 11/25/2042	695,964	684,121
Fannie Mae Guaranteed REMICS Series 2017-22 Class ED, 3.5% 6/25/2044	244,180	240,886
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	381,432	57,559
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	8,680,443	7,225,348
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	4,655,497	4,068,202
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	2,943,726	2,567,954
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	1,760,994	1,445,622
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	1,863,773	1,540,008
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	1,980,657	1,636,587
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	1,708,601	1,419,959
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	1,652,098	1,439,606
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	7,685,304	6,707,944
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	5,013,941	4,379,414
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	2,678,456	2,321,062
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	1,629,158	1,479,045
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	2,099,185	1,913,008
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	1,737,386	1,606,686
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	3,050,556	2,796,511
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	2,517,807	2,327,115
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	2,749,890	2,562,993
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	2,688,646	2,605,130
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	7,449,339	6,549,998
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	19,071,895	16,653,704
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	5,968,500	5,706,330
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	1,939,682	1,688,235
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	1,328,986	1,280,876
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	6,024,773	5,309,408
Fannie Mae Guaranteed REMICS Series 2022-69 Class AB, 4.5% 1/25/2044	5,066,586	4,929,965
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	2,317,174	2,100,233
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	7,409,824	6,612,016
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	10,669,423	8,483,389
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	2,172	2,223
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (m)	21,788	17,939
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (m)	33,993	28,145
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	358,800	15,943
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,784,969	1,782,944
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	6,162,319	5,743,821
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	4,183,090	4,095,410
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,331,782	2,115,011
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	17,641	2,641
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	16,533	2,504
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	10,909	2,026
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	6,663	1,052
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	10,174	1,778
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	5,990	1,089
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	69,395	11,466
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	5,162	5,235
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	14,962	15,196
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	854,779	826,946
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	1,540,134	1,342,380
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,542,122	1,339,733
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	1,571,768	1,371,402
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	2,148,225	1,787,984
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	8,108	8,220
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	56,372	57,172
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	3,163	3,211
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	8,991	9,156
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	14,986	15,197
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2156 Class TC, 6.25% 5/15/2029	1,828	1,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	10,055	10,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	5,416	5,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	5,375	5,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	51,143	52,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.7201% 1/15/2032 (b)(c)	1,354	1,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	1,987	1,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9201% 3/15/2032 (b)(c)	1,868	1,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 6/15/2031 (b)(c)	3,149	3,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	1,128	1,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	13,327	13,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	18,743	18,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	34,739	35,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	330,943	332,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	19,905	20,251
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	454,949	466,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	150,161	153,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	303,885	309,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	583	582
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	78,298	78,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (m)	8,257	7,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.6799% 2/15/2036 (b)(h)	23,066	2,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (m)(n)	82,538	66,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (m)	12,367	10,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (m)	44,771	36,615
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (m)	49,478	40,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	75,898	78,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	378,225	384,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.7399% 11/15/2036 (b)(h)	108,971	9,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	25,281	25,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.6599% 6/15/2037 (b)(h)	70,440	7,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 5.1701% 5/15/2037 (b)(c)	85,310	83,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	34,260	34,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	341,741	342,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	55,521	54,710
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (h)	1,080	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	530,448	489,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	202,080	13,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	766	4
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	2,357	24
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4422 Class LA, 4.5% 3/15/2043	9,716	9,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	262,521	10,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	181,898	178,590
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	226,227	224,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	868,427	827,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	616,808	560,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,020,648	921,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	3,686,574	3,171,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,176,590	1,024,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	3,547,718	3,352,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	4,097,423	3,615,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	3,933,222	3,433,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,259,854	1,046,382
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	4,202,134	3,694,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	1,695,971	1,408,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	1,672,612	1,374,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	1,560,879	1,350,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	9,630,860	8,325,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	4,282,700	3,708,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	3,716,317	3,224,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,927,852	1,712,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	12,749,228	11,131,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,272,284	1,104,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,587,814	2,249,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,209,021	1,073,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,165,054	1,881,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,261,597	1,941,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,165,061	1,881,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	917,618	815,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,023,115	3,603,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	5,220,027	4,797,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	4,487,159	4,066,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,179,330	1,066,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	5,047,517	4,578,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	984,849	875,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,801,387	1,618,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	2,804,582	2,588,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	1,650,096	1,541,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	4,088,720	3,791,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,316,630	2,177,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	3,180,003	2,975,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,984,461	1,974,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	4,450,224	4,393,286
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	18,221	18,547
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,783	1,812
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,797	2,840
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (m)	25,050	20,339
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.1518% 5/20/2060 (b)(c)(o)	141,134	140,746
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.271% 8/20/2060 (b)(c)(o)	45,189	45,016
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.351% 12/20/2060 (b)(c)(o)	98,948	98,574
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 12/20/2060 (b)(c)(o)	87,653	87,531
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 2/20/2061 (b)(c)(o)	89,759	89,614
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.461% 2/20/2061 (b)(c)(o)	111,902	111,677
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 4/20/2061 (b)(c)(o)	97,764	97,635
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(o)	97,343	97,170
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(o)	91,612	91,479
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.501% 6/20/2061 (b)(c)(o)	109,376	109,279
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 10/20/2061 (b)(c)(o)	191,239	191,218
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 11/20/2061 (b)(c)(o)	144,462	144,623
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 1/20/2062 (b)(c)(o)	66,210	66,295
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 1/20/2062 (b)(c)(o)	128,465	128,507
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 3/20/2062 (b)(c)(o)	59,257	59,237
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (b)(c)(o)	6,431	6,422
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 5.491% 10/20/2062 (b)(c)(o)	60,758	60,685
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 5.331% 3/20/2063 (b)(c)(o)	120,994	120,627
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 1/20/2064 (b)(c)(o)	61,085	61,078
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.571% 12/20/2063 (b)(c)(o)	100,225	100,205
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 6/20/2064 (b)(c)(o)	394,521	393,968
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 5.471% 9/20/2064 (b)(c)(o)	1,436,033	1,433,798
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	6,089	5,889
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 5.371% 12/20/2062 (b)(c)(o)	14,597	14,492
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	824,005	740,485
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (b)(c)(o)	492,697	489,700
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	120,613	118,805
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.775% 5/16/2034 (b)(h)	24,669	1,581
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.475% 8/17/2034 (b)(h)	24,598	2,070
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.965% 6/16/2037 (b)(h)	44,929	4,368
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	2,995,764	2,841,844
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,359,401	1,311,281
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	300,701	289,774
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.3718% 3/20/2060 (b)(c)(o)	178,648	178,485
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	11,776	605
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.3794% 7/20/2041 (b)(h)	116,049	10,798
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	673,939	657,653
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,672,230	1,519,877
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	622,916	571,044
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,053,918	954,230
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	857,238	779,085
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	590,097	543,191
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,800,241	2,506,238
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	1,530,230	1,404,649
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 1/20/2049 (b)(c)	1,717,607	1,703,232
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 10/20/2049 (b)(c)	591,064	580,096
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 5.1707% 2/20/2049 (b)(c)	1,117,346	1,100,865
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	2,506,548	2,412,798
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	13,012,767	12,114,753
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (d)	2,065,957	2,011,772
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	1,772,292	1,623,683
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	3,047,304	2,831,498
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	946,616	928,550
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	905,735	875,163
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	2,322,331	2,308,674
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	5,273,145	4,966,196
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,991,138	3,872,601
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	6,036,233	5,786,332
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	1,280,410	1,213,323
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (b)(c)	1,214	1,122
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.3422% 9/25/2043 (b)(c)	567,479	542,835
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	9,891,410	9,257,884
TOTAL UNITED STATES		327,553,641
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $328,533,762)		327,895,525

Commercial Mortgage Securities - 5.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.6%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.6483% 10/15/2034 (b)(c)(d)	1,164,000	1,167,451
BAMLL Commercial Mortgage Securities Trust Series 2015-200P Class F, 3.7157% 4/14/2033 (b)(d)	455,000	441,969
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	7,809,000	7,184,280
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	1,753,000	1,494,469
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.8425% 11/5/2032 (b)(d)	725,000	520,236
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.4745% 9/15/2038 (b)(c)(d)	627,000	510,274
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	8,604,725	8,569,838
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.16% 1/15/2039 (b)(c)(d)	1,625,176	1,611,998
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.76% 1/15/2039 (b)(c)(d)	1,159,933	1,157,033
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9843% 7/15/2049 (b)	480,000	459,574
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (d)	1,180,000	1,025,052
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.8832% 7/15/2049 (b)(h)	8,455,048	118,071
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class C, 4.352% 2/15/2050 (b)	347,000	326,615
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)	782,000	547,219
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	8,900,000	8,571,562
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	4,620,726	4,527,349
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	960,000	487,985
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	609,000	263,970
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	1,306,000	1,211,388
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	2,400,000	2,319,173
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	5,600,000	5,449,506
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	430,000	338,304
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)	430,000	309,345
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	386,942	369,114
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,355,000	1,219,306
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,100,000	1,050,312
BANK Series 2020-BN25 Class C, 3.4634% 1/15/2063 (b)	775,000	652,808
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	243,000	168,652
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	833,000	706,374
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	361,000	304,877
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	252,000	174,050
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (b)	2,104,000	1,027,249
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	356,000	312,576
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	700,000	609,023
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	572,000	482,890
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (b)(h)	6,835,329	315,971
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,052,000	896,195
BANK Series 2021-BN38 Class C, 3.325% 12/15/2064 (b)	146,000	115,847
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	920,000	806,356
BANK Series 2022-BNK40 Class A4, 3.5062% 3/15/2064 (b)	295,000	267,177
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	988,000	954,149
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	531,000	379,329
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)	416,000	278,746
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	994,000	728,824
BANK Series 2022-BNK44 Class AS, 5.9359% 11/15/2055 (b)	620,000	631,135
BANK Series 2022-BNK44 Class C, 5.9359% 11/15/2055 (b)	2,056,000	1,939,370
BANK Series 2023-5YR4 Class C, 7.8581% 12/15/2056 (b)	604,000	637,619
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	826,000	832,975
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,239,000	1,295,482
BANK Series 2023-BNK46 Class B, 6.9996% 8/15/2056 (b)	843,000	914,981
Bank5 2024-5yr12 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (b)	824,000	839,988
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/2036 (b)(d)	483,000	424,441
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.7292% 8/14/2036 (b)(d)	363,000	309,970
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	273,000	234,869
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	188,000	150,791
BBCMS Mortgage Trust Series 2020-C7 Class AS, 2.444% 4/15/2053	128,000	107,818
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	481,000	406,294
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	830,000	508,758
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	283,000	245,654
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	1,388,000	1,211,024
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	1,203,000	1,101,668
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	1,816,000	1,778,022
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	441,000	404,270
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	1,426,000	1,375,739
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	588,000	562,521
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	1,593,000	1,664,734
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.3486% 12/15/2055 (b)	756,000	795,196
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,016,000	1,047,624
BBCMS Mortgage Trust Series 2023-C19 Class B, 6.5445% 4/15/2056 (b)	478,000	494,598
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	886,000	923,667
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5066% 9/15/2056 (b)	625,000	662,572
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.5066% 9/15/2056 (b)	1,252,000	1,280,819
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.3632% 11/15/2056 (b)	1,592,000	1,727,338
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	445,000	451,533
BBCMS Mortgage Trust Series 2024-C24 Class C, 6% 2/15/2057	191,000	192,531
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	290,000	294,335
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	714,000	719,806
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,536,000	1,493,025
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.2418% 10/10/2051 (b)(d)	613,000	458,310
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	1,200,000	1,173,753
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	351,000	261,485
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	462,000	400,840
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	672,000	364,508
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(d)	399,000	8,460
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(d)	269,000	2,697
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (b)(h)	15,434,651	363,232
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	1,599,955	1,532,045
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.5348% 7/15/2053 (b)(d)	1,113,000	1,042,018
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	777,000	425,760
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	588,000	334,989
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	849,000	715,979
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	335,000	279,525
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	446,000	289,886
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	590,000	494,781
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.4028% 9/15/2048 (b)(d)	315,000	170,304
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.4028% 9/15/2048 (b)(d)	1,503,000	596,604
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	789,000	590,318
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 3.094% 4/15/2054 (b)(d)(e)	850,000	405,654
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 3.094% 4/15/2054 (b)(d)(e)	282,000	101,374
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3683% 7/15/2054 (b)(h)	11,235,647	635,131
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	1,716,000	1,464,577
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	532,000	482,007
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)	949,000	610,298
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	619,000	598,617
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	618,000	592,610
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	712,000	450,680
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7505% 11/15/2055 (b)	719,000	760,034
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.9422% 11/15/2055 (b)	434,000	443,061
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7505% 11/15/2055 (b)	823,000	744,407
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	613,000	636,187
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.4527% 4/15/2056 (b)	598,000	613,336
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.4527% 4/15/2056 (b)	800,000	728,438
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	1,361,000	1,436,441
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.793% 7/15/2056 (b)	926,000	942,575
Benchmark Mortgage Trust Series 2023-V4 Class C, 7.709% 11/15/2056 (b)	606,000	637,909
Benchmark Mortgage Trust Series 2024-V5 Class C, 7.205% 1/10/2057 (b)	550,000	571,109
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.2488% 11/15/2041 (b)(c)(d)	1,354,000	1,351,039
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.2982% 8/15/2026 (b)(c)(d)	1,125,275	1,126,867
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	7,279,000	7,283,549
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (b)(d)	441,000	329,414
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (b)(d)	546,000	385,920
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	1,650,000	1,490,080
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	361,000	219,613
BMO Mortgage Trust Series 2023-C4 Class B, 5.5912% 2/15/2056 (b)	473,000	472,812
BMO Mortgage Trust Series 2023-C4 Class C, 6.0583% 2/15/2056 (b)	1,315,000	1,322,222
BMO Mortgage Trust Series 2023-C4 Class D, 6.0583% 2/15/2056 (b)(d)	294,000	260,748
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	766,700	807,873
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	626,000	668,958
BMO Mortgage Trust Series 2023-C6 Class AS, 6.5504% 9/15/2056 (b)	620,000	669,428
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	1,237,000	1,324,514
BMO Mortgage Trust Series 2024-5C3 Class C, 6.8592% 2/15/2057 (b)	158,000	161,846
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	2,000,000	2,067,949
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	564,000	567,710
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	9,351,000	9,362,689
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.2509% 6/15/2041 (b)(c)(d)	4,617,000	4,619,886
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.4506% 6/15/2041 (b)(c)(d)	3,265,000	3,264,999
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	516,000	521,612
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	743,000	752,422
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	34,231,000	34,402,155
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)	10,615,000	10,674,709
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	714,000	716,356
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	416,000	373,325
Braemar Hotels & Resorts Trust Series 2018-PRME Class E, CME Term SOFR 1 month Index + 2.572%, 7.182% 6/15/2035 (b)(c)(d)	168,000	165,625
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	3,924,672	3,887,877
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.9553% 4/15/2034 (b)(c)(d)	6,526,000	6,452,583
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.2553% 4/15/2034 (b)(c)(d)	4,315,000	4,255,669
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.5553% 4/15/2034 (b)(c)(d)	4,529,000	4,455,404
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 8.2553% 4/15/2034 (b)(c)(d)	861,000	824,896
BX Commercial Mortgage Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (b)(d)	3,289,000	2,908,254
BX Commercial Mortgage Trust Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(d)	2,839,000	2,441,629
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.8103% 4/15/2034 (b)(c)(d)	397,500	339,627
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	19,900,000	19,806,944
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.6223% 10/15/2036 (b)(c)(d)	2,565,000	2,545,009
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.8221% 10/15/2036 (b)(c)(d)	3,433,000	3,400,894
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.0218% 10/15/2036 (b)(c)(d)	3,333,000	3,295,594
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.671% 10/15/2036 (b)(c)(d)	11,589,000	11,538,417
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.6696% 10/15/2036 (b)(c)(d)	798,000	785,740
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.5245% 6/15/2038 (b)(c)(d)	2,097,157	2,070,522
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.4745% 6/15/2038 (b)(c)(d)	1,475,550	1,462,867
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.5258% 5/15/2038 (b)(c)(d)	770,000	763,743
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.6758% 5/15/2038 (b)(c)(d)	1,386,000	1,373,352
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)	14,409,810	14,418,816
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	16,784,198	16,763,254
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(c)(d)	6,018,509	5,997,859
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.171% 2/15/2039 (b)(c)(d)	5,057,311	5,039,959
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.5701% 2/15/2039 (b)(c)(d)	5,057,311	5,035,227
BX Commercial Mortgage Trust Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.7151% 2/15/2039 (b)(c)(d)	1,352,537	1,347,350
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	8,911,671	8,942,306
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(c)(d)	1,969,785	1,971,015
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.2495% 12/9/2040 (b)(c)(d)	1,067,387	1,068,387
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 8.1981% 12/9/2040 (b)(c)(d)	1,153,366	1,155,167
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 8.1956% 11/15/2041 (b)(c)(d)	1,016,000	1,018,858
BX Commercial Mortgage Trust Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.2972% 5/15/2034 (b)(c)(d)	3,347,000	3,319,809
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(d)	19,110,744	19,170,465
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.2976% 5/15/2041 (b)(c)(d)	1,711,108	1,703,568
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.3476% 2/15/2039 (b)(c)(d)	1,051,920	1,056,475
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (b)(d)	1,186,000	1,210,064
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9034% 11/13/2046 (b)(d)	291,000	298,366
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3425% 11/13/2046 (b)(d)	1,095,000	1,122,507
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	1,181,000	1,256,018
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 8.1977% 3/15/2034 (b)(c)(d)	1,095,000	1,094,509
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	36,791,166	36,894,641
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.2976% 3/15/2041 (b)(c)(d)	3,179,495	3,167,277
BX Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	1,771,000	1,620,769
BX Trust Series 2019-OC11 Class D, 4.0755% 12/9/2041 (b)(d)	84,000	76,579
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(d)	6,211,000	5,507,678
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 8.0185% 11/15/2038 (b)(c)(d)	787,921	776,528
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	3,400,000	3,398,989
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 7.1245% 2/15/2036 (b)(c)(d)	534,000	522,208
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 7.1245% 2/15/2036 (b)(c)(d)	865,146	846,039
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.7245% 2/15/2036 (b)(c)(d)	1,572,000	1,509,842
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.7245% 2/15/2036 (b)(c)(d)	646,882	621,304
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.7235% 1/15/2034 (b)(c)(d)	1,483,300	1,462,109
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.6235% 1/15/2034 (b)(c)(d)	79,800	78,193
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	6,400,186	6,388,186
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 7.1238% 9/15/2036 (b)(c)(d)	2,650,000	2,645,031
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.5738% 9/15/2036 (b)(c)(d)	3,657,000	3,625,002
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	5,418,810	5,423,885
BX Trust Series 2022-GPA Class D, CME Term SOFR 1 month Index + 4.061%, 8.6703% 8/15/2043 (b)(c)(d)	1,008,700	1,009,645
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(c)(d)	6,486,789	6,488,817
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(c)(d)	1,463,575	1,463,575
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.4483% 4/15/2037 (b)(c)(d)	1,225,402	1,225,402
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 9.3953% 4/15/2037 (b)(c)(d)	1,679,441	1,685,456
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.3093% 1/15/2039 (b)(c)(d)	1,175,000	1,166,922
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.9593% 1/15/2039 (b)(c)(d)	1,160,000	1,151,931
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.8093% 1/15/2039 (b)(c)(d)	378,000	375,385
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.9083% 1/15/2039 (b)(c)(d)	443,000	436,063
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	24,398,748	24,429,042
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.3008% 4/15/2041 (b)(c)(d)	3,888,963	3,890,178
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.5505% 4/15/2041 (b)(c)(d)	3,228,374	3,230,392
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.2979% 4/15/2041 (b)(c)(d)	2,775,236	2,760,191
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.7262% 11/15/2026 (b)(c)(d)	594,000	592,886
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.7247% 11/15/2026 (b)(c)(d)	2,852,000	2,846,648
BX Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.4987% 7/15/2029 (b)(c)(d)	1,385,000	1,387,164
BX Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.5472% 7/15/2029 (b)(c)(d)	3,350,000	3,348,391
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	17,085,010	17,138,401
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.4008% 2/15/2039 (b)(c)(d)	2,124,813	2,124,811
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.7974% 2/15/2039 (b)(c)(d)	1,910,971	1,904,057
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)	6,285,475	6,283,499
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.5502% 3/15/2041 (b)(c)(d)	8,344,796	8,342,186
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (b)(d)	189,000	128,132
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.939% 3/15/2035 (b)(d)	1,534,000	1,542,509
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/2039 (b)(d)	976,000	589,806
CAMB Commercial Mortgage Trust Series 2019-LIFE Class F, CME Term SOFR 1 month Index + 2.847%, 7.457% 12/15/2037 (b)(c)(d)	100,000	99,158
CAMB Commercial Mortgage Trust Series 2019-LIFE Class G, CME Term SOFR 1 month Index + 3.547%, 8.157% 12/15/2037 (b)(c)(d)	2,747,500	2,702,363
CD Mortgage Trust Series 2017-CD3 Class C, 4.6876% 2/10/2050 (b)	813,000	298,268
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	735,000	149,226
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 8.2228% 2/15/2039 (b)(c)(d)	2,211,000	1,957,442
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	17,851,842	16,821,183
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,838,716	1,783,439
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	2,128,823	2,045,142
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1676% 4/10/2048 (b)(h)	13,215,121	4,821
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 1.0172% 9/10/2058 (b)(h)	28,032,643	103,300
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 4.0938% 7/10/2049 (b)(d)(e)	965,000	788,093
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6905% 12/10/2049 (b)(h)	20,658,872	176,266
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	903,000	832,056
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class AAB, 2.7198% 8/10/2056	5,686,561	5,399,850
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	546,000	401,622
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (b)(d)	280,000	244,428
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (b)(d)	1,317,101	1,108,796
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	3,500,000	3,299,899
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,029,000	669,420
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (b)(d)	695,000	705,162
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (b)(d)	676,000	675,192
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 10/12/2040 (b)(d)	1,212,000	1,197,351
COMM Mortgage Trust Series 2012-CR1 Class D, 4.5795% 5/15/2045 (b)(d)	670,908	545,714
COMM Mortgage Trust Series 2012-LC4 Class C, 5.4803% 12/10/2044 (b)	94,000	83,544
COMM Mortgage Trust Series 2013-LC6 Class D, 4.0579% 1/10/2046 (b)(d)	247,169	232,826
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (d)	527,000	468,474
COMM Mortgage Trust Series 2014-CR15 Class D, 4.077% 2/10/2047 (b)(d)	173,000	156,643
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6248% 11/10/2047 (b)	388,047	365,735
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9105% 3/10/2047 (b)(d)	351,267	263,450
COMM Mortgage Trust Series 2014-UBS6 Class XA, 0.641% 12/10/2047 (b)(h)	4,332,422	48
COMM Mortgage Trust Series 2015-3BP Class F, 3.3463% 2/10/2035 (b)(d)	845,000	738,440
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	1,423,000	1,334,599
COMM Mortgage Trust Series 2015-DC1 Class C, 4.409% 2/10/2048 (b)	983,000	848,277
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	100,000	96,576
COMM Mortgage Trust Series 2015-LC19 Class C, 4.3634% 2/10/2048 (b)	1,183,000	1,126,968
COMM Mortgage Trust Series 2015-LC19 Class D, 2.867% 2/10/2048 (d)	1,230,000	1,084,749
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	739,000	665,540
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	173,000	142,480
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	202,000	170,334
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.955% 9/15/2033 (b)(c)(d)(e)	267,000	18,161
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.9613% 9/15/2033 (b)(c)(d)(e)	300,000	2,404
Commercial Mortgage Trust Series 2016-CD2 Class C, 4.1082% 11/10/2049 (b)	352,000	198,289
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8582% 11/10/2049 (b)	299,000	132,369
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	4,229,000	4,133,648
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	1,162,000	991,545
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.4978% 8/15/2041 (b)(c)(d)	1,195,000	1,193,506
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (b)(d)	964,000	751,590
CPT Mortgage Trust Series 2019-CPT Class F, 3.0967% 11/13/2039 (b)(d)	651,000	469,457
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 9.0406% 6/15/2034 (c)(d)(e)	636,000	231,299
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 8.1827% 5/9/2025 (b)(c)(d)	757,923	733,633
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4078% 6/15/2050 (b)	1,297,000	1,098,944
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	2,860,606	2,820,647
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.9803% 4/15/2051 (b)	282,000	259,367
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	2,260,000	2,182,015
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	630,000	569,829
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS, 3.3214% 12/15/2052	480,000	432,079
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (b)(d)	1,925,000	1,544,047
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	2,078,484	2,005,896
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7952% 10/15/2051 (b)	189,000	166,402
DBGS Mortgage Trust Series 2019-1735 Class F, 4.3344% 4/10/2037 (b)(d)	665,000	392,588
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	361,000	303,230
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	212,000	146,056
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5317% 8/10/2044 (b)(d)	368,495	343,793
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (b)(d)	1,143,000	1,158,895
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/2045 (b)(d)	250,000	162,649
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6183% 8/10/2049 (b)	218,000	185,483
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.6093% 3/15/2034 (b)(c)(d)	1,603,000	1,607,108
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	3,443,000	3,512,360
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(d)	350,000	350,923
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(d)	2,865,000	2,851,008
DTP Coml Mtg Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(d)	458,000	429,258
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	23,425,733	23,337,886
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.8447% 11/15/2038 (b)(c)(d)	6,157,832	6,123,195
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.3915% 11/15/2038 (b)(c)(d)	3,055,444	3,047,805
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.8405% 11/15/2038 (b)(c)(d)	1,122,693	1,108,901
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.3394% 11/15/2038 (b)(c)(d)	2,804,735	2,732,566
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	1,076,000	1,084,418
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	908,000	911,766
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	193,000	194,321
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	6,709,979	6,714,173
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.1035% 7/15/2038 (b)(c)(d)	3,821,354	3,824,937
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.4235% 7/15/2038 (b)(c)(d)	2,816,808	2,822,970
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 7/15/2038 (b)(c)(d)	12,283,305	12,317,851
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.4235% 7/15/2038 (b)(c)(d)	3,612,111	3,627,914
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	3,465,717	3,454,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,429,229	1,413,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	17,221,938	16,820,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	800,000	783,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	1,600,000	1,549,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,700,000	2,622,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	5,200,000	5,011,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	9,281,674	8,990,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	2,902,815	2,648,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	3,200,000	2,898,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	1,500,000	1,424,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	2,500,000	2,154,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,100,000	1,089,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	2,300,000	2,291,817
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	800,000	824,314
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,000,000	990,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	16,600,000	17,170,740
FS Commercial Mortgage Trust Series 2023-4SZN Class C, 8.3916% 11/10/2039 (b)(d)	1,356,000	1,407,968
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/2039 (b)(d)	314,000	327,964
GS Mortgage Securities Trust Series 2010-C1 Class B, 5.148% 8/10/2043 (d)	11,094	11,065
GS Mortgage Securities Trust Series 2010-C1 Class X, 0.5442% 8/10/2043 (b)(d)(h)	217,932	471
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.2968% 8/10/2044 (b)(d)	505,077	392,084
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.2968% 8/10/2044 (b)(d)	342,592	187,816
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2968% 8/10/2044 (b)(d)(e)	424,043	92,009
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	733,782	2,200
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.7543% 11/10/2045 (b)(d)	872,059	793,623
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.7543% 11/10/2045 (b)(d)	510,000	418,228
GS Mortgage Securities Trust Series 2013-GC10 Class D, 4.6884% 2/10/2046 (b)(d)	334,000	325,128
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.3448% 10/10/2048 (b)(h)	8,515,592	47,797
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (d)	386,000	343,650
GS Mortgage Securities Trust Series 2016-GS4 Class C, 4.0747% 11/10/2049 (b)	264,000	220,671
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	651,000	459,448
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,201,032	1,147,744
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	3,544,336	3,480,302
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.6745% 9/15/2031 (b)(c)(d)	7,787,238	7,711,233
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	1,900,000	1,836,006
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	476,000	368,104
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	853,000	666,731
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	672,000	483,815
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8253% 9/10/2052 (b)	995,000	827,635
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	727,000	526,459
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	1,181,000	1,087,911
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,143,000	1,034,303
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)(e)	525,000	388,774
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (b)(d)	399,000	315,470
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.5679% 5/12/2053 (b)(d)	189,000	137,095
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	13,201,000	13,101,993
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 10/15/2036 (b)(c)(d)	1,550,000	1,527,922
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.2745% 10/15/2036 (b)(c)(d)	1,277,000	1,256,436
GS Mortgage Securities Trust Series 2023-SHIP Class D, 6.273% 9/10/2038 (b)(d)	991,000	984,377
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (b)(d)	2,549,000	2,565,127
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (b)(d)	557,000	552,892
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (b)(d)	2,849,000	2,729,621
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(d)	2,966,000	2,813,784
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	304,110	283,421
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	76,218	70,167
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/2039 (b)(d)	483,000	390,166
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (d)	592,000	555,891
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(c)(d)	17,389,000	17,454,165
Intown Mortgage Trust Series 2022-STAY Class E, CME Term SOFR 1 month Index + 5.0314%, 9.6404% 8/15/2039 (b)(c)(d)	614,000	615,534
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	93,124	92,916
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	106,000	102,303
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.9236% 1/15/2048 (b)(d)	2,126,000	1,680,602
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.5527% 7/15/2048 (b)(h)	20,457,149	23,033
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8034% 11/15/2048 (b)	1,368,000	561,094
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5114% 12/15/2049 (b)(d)	696,000	471,358
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	899,984	885,726
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	1,908,942	1,851,261
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	1,639,700	1,608,554
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.1657% 12/15/2049 (b)	343,000	274,351
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.1657% 12/15/2049 (b)(d)	681,000	514,019
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4153% 6/15/2051 (b)(d)	223,000	163,700
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)(e)	315,000	124,102
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	406,419
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)(e)	399,000	192,825
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.7091% 2/15/2046 (b)(d)	637,000	286,896
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	202,000	19,484
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	453,000	31,318
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(d)	750,927	686,809
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)	615,000	508,565
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)(e)	674,000	375,075
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)	584,000	386,225
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.5186% 4/15/2046 (b)(e)	907,000	317,688
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	1,014,000	35,287
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (b)(d)(e)	516,000	1,297
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (b)(d)(e)	830,000	2,044
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (b)(d)(e)	409,000	74,622
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	4,763,000	4,451,380
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	1,323,000	1,049,767
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	2,354,000	1,740,959
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(h)	19,961,000	345,659
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	887,000	814,814
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.9089% 6/5/2039 (b)(d)	496,000	435,480
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (b)(d)	938,000	800,957
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)(e)	401,000	146,369
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	642,000	136,431
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	252,000	33,141
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(d)	1,728,000	1,660,787
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 7.0245% 8/15/2038 (b)(c)(d)	479,066	472,568
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.6745% 8/15/2038 (b)(c)(d)	1,103,934	1,088,121
KSL Commercial Mortgage Trust Series 2023-HT Class C, CME Term SOFR 1 month Index + 3.4385%, 8.0478% 12/15/2036 (b)(c)(d)	828,368	828,874
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.2974% 6/15/2026 (b)(c)(d)	480,000	480,450
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 9.0463% 6/15/2026 (b)(c)(d)	885,000	885,053
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	26,961,000	26,303,826
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)	16,119,000	15,369,702
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.7024% 5/15/2039 (b)(c)(d)	9,032,000	8,535,240
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.1512% 5/15/2039 (b)(c)(d)	8,027,000	7,417,400
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	9,295,533	9,179,339
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.6035% 3/15/2038 (b)(c)(d)	2,633,206	2,598,645
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.8235% 3/15/2038 (b)(c)(d)	1,656,857	1,633,039
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.1235% 3/15/2038 (b)(c)(d)	2,304,055	2,265,174
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.4735% 3/15/2038 (b)(c)(d)	2,012,975	1,955,102
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(d)	880,000	870,120
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/2040 (b)(d)	455,000	240,730
Mft Trust Series 2020-B6 Class C, 3.3922% 8/10/2040 (b)(d)(e)	399,000	241,918
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.3244% 4/15/2038 (b)(c)(d)	1,104,800	1,104,109
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.9244% 4/15/2038 (b)(c)(d)	2,163,200	2,143,950
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 7.1235% 5/15/2038 (b)(c)(d)	409,600	404,992
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	1,900,000	1,894,063
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.9245% 7/15/2038 (b)(c)(d)	3,737,000	3,718,315
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.4745% 7/15/2038 (b)(c)(d)	1,001,000	997,246
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.6745% 7/15/2038 (b)(c)(d)	724,000	719,047
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.8685% 1/15/2027 (b)(c)(d)	195,997	194,404
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.5668% 1/15/2027 (b)(c)(d)	574,317	567,742
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	490,000	498,214
MOFT Trust Series 2020-ABC Class E, 3.5926% 2/10/2042 (b)(d)	194,000	75,721
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.5041% 11/15/2045 (b)(d)(e)	811,000	648,776
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.5041% 11/15/2045 (b)(d)	378,000	51,019
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.1747% 2/15/2046 (b)	23,926	22,841
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.9634% 10/15/2046 (b)(d)	713,000	642,014
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.8465% 5/15/2046 (b)	502,000	444,357
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9345% 5/15/2046 (b)(d)	1,484,000	1,287,271
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class E, 3.9345% 5/15/2046 (b)(d)	402,000	341,670
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 1.1742% 10/15/2048 (b)(h)	13,370,083	47,469
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.1706% 9/15/2049 (b)	151,000	127,966
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.3973% 11/15/2049 (b)	343,000	292,829
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.4093% 12/15/2049 (b)	236,000	211,399
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	520,000	439,135
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(d)	414,107	409,135
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.385% 6/15/2044 (b)(d)	407,000	244,401
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5197% 6/15/2044 (b)(d)(h)	1,395,010	4,948
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1071% 7/15/2049 (b)(d)	199,449	194,541
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1071% 7/15/2049 (b)(d)	182,000	168,194
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1071% 7/15/2049 (b)(d)	616,400	537,488
Morgan Stanley Capital I Trust Series 2012-C4 Class D, 5.3359% 3/15/2045 (b)(d)	90,355	84,253
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.4382% 9/9/2032 (b)(d)	238,000	155,581
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.4382% 9/9/2032 (b)(d)	401,000	142,355
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1525% 5/15/2048 (b)	263,000	248,726
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1525% 5/15/2048 (b)	441,000	388,828
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1525% 5/15/2048 (b)(d)	751,000	560,319
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0077% 11/15/2049 (b)	343,000	269,969
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	798,000	433,500
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	633,000	602,928
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,123,000	994,874
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	1,912,000	1,482,254
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	2,320,000	2,226,882
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,159,000	992,998
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,779,000	4,645,854
Morgan Stanley Capital I Trust Series 2018-MP Class E, 4.4185% 7/11/2040 (b)(d)	953,000	616,273
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 12/15/2036 (b)(c)(d)	5,100,000	4,166,544
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.5085% 4/5/2042 (b)(d)	252,000	187,288
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	420,000	297,952
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	115,000	97,361
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	1,892,000	1,657,481
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	826,383	857,900
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	964,000	896,848
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0785% 9/24/2057 (b)(d)	1,040,000	974,625
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (b)(d)	170,000	143,111
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	919,000	969,353
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.9056% 5/15/2056 (b)	613,000	644,300
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1101% 12/15/2056 (b)	637,000	697,089
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2521% 12/15/2056 (b)	496,000	530,079
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	208,000	164,204
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class F, 3.9167% 11/15/2032 (b)(d)(e)	170,000	109,225
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.2724% 5/15/2039 (b)(d)	753,000	660,188
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.2724% 5/15/2039 (b)(d)	768,000	639,678
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ2, 3.6167% 1/15/2037 (b)(d)	399,000	263,777
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ3, 3.6167% 1/15/2037 (b)(d)	189,000	105,841
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(d)	2,291,000	2,236,051
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.907% 12/15/2035 (b)(c)(d)	775,000	561,603
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	8,590,347	8,670,843
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)	5,176,030	5,214,637
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.8452% 10/15/2028 (b)(c)(d)	623,608	628,258
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.293% 10/15/2028 (b)(c)(d)	1,958,112	1,967,838
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 14.0388% 10/15/2028 (b)(c)(d)	830,918	835,040
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 7.1225% 10/15/2036 (b)(c)(d)	341,250	338,690
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 8.0705% 10/15/2036 (b)(c)(d)	358,150	354,091
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 8.0745% 7/15/2038 (b)(c)(d)(e)	553,000	365,353
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.7245% 7/15/2038 (b)(c)(d)(e)	157,000	73,777
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	1,705,000	1,369,627
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 7.0749% 12/15/2037 (b)(c)(d)	804,657	805,036
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	78,863	80,384
Rocc 2024-Cntr E Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	1,685,000	1,760,799
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.8885% 11/15/2034 (b)(c)(d)	1,427,000	1,423,364
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.887% 11/15/2034 (b)(c)(d)	1,189,000	1,185,966
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(d)	1,326,000	1,149,443
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 8.2093% 10/15/2041 (b)(c)(d)	1,150,000	1,160,063
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 9.0593% 10/15/2041 (b)(c)(d)	656,000	660,924
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 7.31% 1/15/2039 (b)(c)(d)	1,154,000	1,096,503
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.96% 1/15/2039 (b)(c)(d)	447,000	422,490
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/2038 (b)(d)	618,000	233,998
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.6093% 2/15/2039 (b)(c)(d)	4,281,000	4,206,878
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.2593% 2/15/2039 (b)(c)(d)	2,226,000	2,181,948
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.9893% 10/15/2038 (b)(c)(d)	840,000	824,333
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	17,375,673	17,362,823
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)	12,554,998	12,515,763
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.0528% 11/15/2038 (b)(c)(d)	5,441,680	5,421,556
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.302% 11/15/2038 (b)(c)(d)	3,575,797	3,566,858
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.6976% 11/15/2038 (b)(c)(d)	3,066,746	3,017,626
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.691% 11/15/2036 (b)(c)(d)	615,000	599,141
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.639% 11/15/2036 (b)(c)(d)	1,795,000	1,758,730
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.3396% 10/15/2034 (b)(c)(d)	441,000	437,261
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.627% 11/15/2036 (b)(c)(d)	1,281,000	1,249,835
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.275% 11/15/2036 (b)(c)(d)	1,380,000	1,349,165
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.924% 11/15/2036 (b)(c)(d)	294,000	286,654
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (b)(d)	104,000	66,639
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	1,407,000	1,435,620
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	243,650	228,422
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)	418,000	131,949
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1254% 12/15/2050 (b)(h)	23,348,518	586,050
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.8393% 2/15/2051 (b)	189,000	166,661
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	1,300,000	1,256,120
UBS-BAMLL Trust Series 2012-WRM Class D, 4.3793% 6/10/2030 (b)(d)	201,000	192,960
UBS-BAMLL Trust Series 2012-WRM Class E, 4.3793% 6/10/2030 (b)(d)(e)	478,000	454,100
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.9745% 7/15/2039 (b)(c)(d)	577,000	507,472
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.6245% 7/15/2039 (b)(c)(d)(e)	767,000	399,774
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.7245% 7/15/2039 (b)(c)(d)(e)	168,000	77,374
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	12,891,000	10,476,396
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	800,000	637,619
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	19,300,000	402,802
Wells Fargo Commercial Mortgage Trust 2024-5c2 Series 2024-5C2 Class C, 6.3337% 11/15/2057 (b)	411,000	416,928
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0908% 11/15/2048 (b)(h)	10,863,515	48,466
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.8263% 12/15/2048 (b)	483,000	431,009
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	254,000	167,241
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (d)	266,000	128,947
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.2105% 6/15/2049 (b)(h)	8,776,751	147,704
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.4743% 12/15/2059 (b)	328,000	295,862
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5389% 11/15/2049 (b)	745,000	691,637
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (d)	733,000	625,060
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	2,613,656	2,571,683
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	2,832,399	2,788,481
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	228,000	210,752
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	1,512,000	1,138,224
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0773% 8/15/2051 (b)(h)	23,239,297	505,146
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	1,633,000	1,512,112
Wells Fargo Commercial Mortgage Trust Series 2019-C53 Class B, 3.514% 10/15/2052	645,000	576,384
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	2,500,000	2,369,928
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	581,000	438,054
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	1,195,000	1,020,347
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	495,000	351,051
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	619,000	534,587
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)	8,949,000	8,786,530
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.2245% 2/15/2040 (b)(c)(d)	173,600	171,467
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.7645%, 8.3745% 2/15/2040 (b)(c)(d)	124,000	122,955
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (b)(d)	685,000	686,286
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)	2,900,000	2,904,894
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)	7,000,000	7,012,025
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)	241,191	77,220
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 5.1487% 6/15/2044 (b)(d)	189,364	174,213
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.1487% 6/15/2044 (b)(d)	183,000	157,644
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(e)	203,000	67,459
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.1984% 3/15/2045 (b)(d)	443,749	378,282
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1984% 3/15/2045 (b)(d)	976,128	653,974
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0863% 5/15/2045 (b)(d)	264,790	234,058
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.7678% 9/15/2046 (b)(d)	65,467	60,524
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 0.6486% 8/15/2047 (b)(h)	1,027,953	1,788
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	827,000	775,164
WFCM Series 2022-C62 Class C, 4.3514% 4/15/2055 (b)	1,077,000	897,720
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)	756,000	491,341
Worldwide Plaza Trust Series 2017-WWP Class E, 3.7154% 11/10/2036 (b)(d)	198,000	17,277
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/2036 (b)(d)	1,082,000	73,834
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(d)	289,000	251,801
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (b)(d)	755,000	645,729
TOTAL UNITED STATES		1,118,622,514
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,147,219,574)		1,118,622,514

Common Stocks - 0.1%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	64,448	1,245,780
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC (p)	8,400	466,451
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	40,185	515,574
Specialty Retail - 0.0%
Joann Inc (e)	356,379	666,429
TOTAL CONSUMER DISCRETIONARY		1,648,454

Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (e)(p)	55,600	6
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	65,382	3,867,999
EP Energy Corp (e)(p)	3,729	4,810
Expand Energy Corp	55,352	5,477,634
Expand Energy Corp	351	34,735
Exxon Mobil Corp	12,988	1,532,064
Mesquite Energy Inc (e)(p)	66,231	5,687,952
New Fortress Energy Inc (q)	75,943	810,312
		17,415,506
TOTAL ENERGY		17,415,512

Financials - 0.0%
Financial Services - 0.0%
Acnr Holdings Inc (e)	23,085	2,074,187
Carnelian Point Holdings LP warrants (e)(p)	1,272	3,714
Limetree Bay Cayman Ltd (e)(p)	464	30,638
		2,108,539
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)	132,794	1,622,743
Cano Health LLC warrants (e)(p)	7,062	27,753
		1,650,496
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (e)(p)	47,366	117,468
Tnt Crane & Rigging LLC warrants 10/31/2025 (e)(p)	2,081	0
		117,468
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (p)	7,500	751,200
IT Services - 0.0%
GTT Communications Inc (e)(p)	40,553	2,155,797
TOTAL INFORMATION TECHNOLOGY		2,906,997

TOTAL UNITED STATES		25,847,466
TOTAL COMMON STOCKS (Cost $15,319,619)		27,093,246

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	3,525,358	3,917,554
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 3.625% 10/15/2030	2,619,000	2,280,298
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (d)	1,108,000	1,128,907
Wolfspeed Inc 1.875% 12/1/2029	2,903,000	1,254,096
		2,383,003
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	993,000	862,638
Redfin Corp 0.5% 4/1/2027	2,890,000	2,155,362
		3,018,000
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (d)	994,000	1,117,543
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (d)(m)(n)	383,000	358,487
NextEra Energy Partners LP 2.5% 6/15/2026 (d)	1,364,000	1,273,742
		1,632,229
TOTAL UTILITIES		2,749,772

TOTAL UNITED STATES		14,348,627
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $14,382,637)		14,348,627

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (b)(c)	37,320	943,076
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust 1.95%	11,325	288,788
TOTAL UNITED STATES		1,231,864
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,164,016)		1,231,864

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		945,000	895,983
Angola Republic 8.75% 4/14/2032 (d)		430,000	384,850
Angola Republic 9.375% 5/8/2048 (d)		620,000	518,091
Angola Republic 9.5% 11/12/2025 (d)		1,465,000	1,476,903
TOTAL ANGOLA			3,275,827
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (i)		9,941,448	7,331,818
Argentine Republic 1% 7/9/2029		1,021,922	793,267
Argentine Republic 3.5% 7/9/2041 (i)		1,920,000	1,141,805
Argentine Republic 4.125% 7/9/2035 (i)		6,858,814	4,331,341
Argentine Republic 5% 1/9/2038 (i)		4,159,773	2,802,647
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (n)		773,488	514,509
Provincia de Cordoba 6.875% 12/10/2025 (d)(i)		467,514	459,916
Provincia de Cordoba 6.99% 6/1/2027 (d)(i)		640,167	596,687
TOTAL ARGENTINA			17,971,990
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		520,000	432,739
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 6% 11/21/2028 (d)		525,000	501,974
BAHRAIN - 0.0%
Bahrain Government International Bond 5.625% 5/18/2034 (d)		310,000	285,587
Bahrain Government International Bond 7.5% 2/12/2036 (d)		365,000	380,969
TOTAL BAHRAIN			666,556
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (d)		965,000	934,718
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		1,200,000	1,165,500
BERMUDA - 0.0%
Bermuda Government International Bond 2.375% 8/20/2030 (d)		280,000	238,788
Bermuda Government International Bond 3.375% 8/20/2050 (d)		230,000	154,330
Bermuda Government International Bond 3.717% 1/25/2027 (d)		1,185,000	1,148,339
Bermuda Government International Bond 4.75% 2/15/2029 (d)		520,000	509,215
Bermuda Government International Bond 5% 7/15/2032 (d)		390,000	379,884
TOTAL BERMUDA			2,430,556
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		1,535,000	1,390,771
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		595,000	588,413
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		840,000	891,870
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		620,000	615,716
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		1,976,000	2,270,425
TOTAL BRAZIL			5,757,195
CANADA - 0.0%
Canadian Government 2.75% 6/1/2033	CAD	1,250,000	868,032
Canadian Government 3% 6/1/2034	CAD	620,000	440,320
TOTAL CANADA			1,308,352
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,145,000	1,872,585
Chilean Republic 2.75% 1/31/2027		425,000	406,513
Chilean Republic 3.1% 1/22/2061		1,525,000	968,375
Chilean Republic 3.25% 9/21/2071		250,000	160,157
Chilean Republic 3.5% 1/31/2034		280,000	248,920
Chilean Republic 4% 1/31/2052		245,000	194,284
Chilean Republic 4.34% 3/7/2042		360,000	317,927
Chilean Republic 5.33% 1/5/2054		905,000	884,638
TOTAL CHILE			5,053,399
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		1,800,000	1,511,100
Colombian Republic 3.125% 4/15/2031		785,000	633,888
Colombian Republic 3.25% 4/22/2032		400,000	313,200
Colombian Republic 4.125% 5/15/2051		325,000	194,025
Colombian Republic 5% 6/15/2045		2,135,000	1,499,240
Colombian Republic 5.2% 5/15/2049		900,000	630,450
Colombian Republic 6.125% 1/18/2041		60,000	50,459
Colombian Republic 7.375% 9/18/2037		205,000	200,593
Colombian Republic 7.5% 2/2/2034		395,000	396,185
Colombian Republic 8% 11/14/2035		4,660,000	4,809,120
Colombian Republic 8% 4/20/2033		730,000	762,485
Colombian Republic 8.75% 11/14/2053		6,040,000	6,332,940
TOTAL COLOMBIA			17,333,685
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		680,000	619,863
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		560,000	594,650
TOTAL COSTA RICA			1,214,513
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 6.125% 6/15/2033 (d)		1,680,000	1,524,600
Ivory Coast Government Bond 6.375% 3/3/2028 (d)		2,030,000	2,020,337
Ivory Coast Government Bond 8.25% 1/30/2037 (d)		570,000	567,150
TOTAL COTE D'IVOIRE			4,112,087
DOMINICAN REPUBLIC - 0.0%
Dominican Republic International Bond 4.5% 1/30/2030 (d)		855,000	795,689
Dominican Republic International Bond 4.875% 9/23/2032 (d)		2,145,000	1,968,038
Dominican Republic International Bond 5.95% 1/25/2027 (d)		1,164,000	1,161,672
Dominican Republic International Bond 6% 7/19/2028 (d)		549,000	549,285
Dominican Republic International Bond 6.5% 2/15/2048 (d)		300,000	297,375
Dominican Republic International Bond 6.6% 6/1/2036 (d)		419,000	427,380
Dominican Republic International Bond 6.85% 1/27/2045 (d)		1,012,000	1,036,946
Dominican Republic International Bond 6.875% 1/29/2026 (d)		1,378,000	1,390,402
Dominican Republic International Bond 7.05% 2/3/2031 (d)		795,000	827,094
Dominican Republic International Bond 7.45% 4/30/2044 (d)		401,000	437,543
TOTAL DOMINICAN REPUBLIC			8,891,424
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (d)(i)		1,350,000	746,297
Republic of Ecuador 6.9% 7/31/2030 (d)(i)		1,955,000	1,322,069
TOTAL ECUADOR			2,068,366
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		25,000	21,891
Arab Republic of Egypt 7.5% 1/31/2027 (d)		1,403,000	1,399,054
Arab Republic of Egypt 7.5% 2/16/2061 (d)		1,435,000	1,029,613
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		560,000	542,774
Arab Republic of Egypt 7.625% 5/29/2032 (d)		700,000	626,500
Arab Republic of Egypt 7.903% 2/21/2048 (d)		684,000	519,840
Arab Republic of Egypt 8.5% 1/31/2047 (d)		904,000	727,440
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,105,000	899,536
TOTAL EGYPT			5,766,648
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		540,000	8,100
El Salvador Republic 7.1246% 1/20/2050 (d)		405,000	340,605
El Salvador Republic 7.625% 2/1/2041 (d)		120,000	108,780
El Salvador Republic 7.65% 6/15/2035 (d)		415,000	392,383
El Salvador Republic 9.25% 4/17/2030 (d)		540,000	565,649
El Salvador Republic 9.65% 11/21/2054 (d)		320,000	336,640
TOTAL EL SALVADOR			1,752,157
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		810,000	627,750
Gabonese Republic 7% 11/24/2031 (d)		880,000	686,125
TOTAL GABON			1,313,875
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		650,000	613,438
GERMANY - 0.2%
German Federal Republic 2.5% 10/11/2029 (s)	EUR	2,980,000	3,231,578
German Federal Republic 2.5% 7/4/2044 (s)	EUR	2,605,000	2,830,051
German Federal Republic 2.6% 5/15/2041 (s)	EUR	3,975,000	4,352,457
German Federal Republic 2.6% 8/15/2033 (s)	EUR	2,080,000	2,295,193
German Federal Republic 3.25% 7/4/2042 (r)(s)	EUR	12,500,000	14,958,641
TOTAL GERMANY			27,667,920
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(n)		48,234	37,983
Ghana Republic 0% 7/3/2026 (d)(n)		58,720	54,830
Ghana Republic 5% 7/3/2029 (d)(i)		509,070	446,073
Ghana Republic 5% 7/3/2035 (d)(i)		573,580	407,242
TOTAL GHANA			946,128
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		385,000	371,766
Guatemala Government Bond 4.9% 6/1/2030 (d)		325,000	309,766
Guatemala Government Bond 6.125% 6/1/2050 (d)		335,000	307,258
Guatemala Government Bond 6.6% 6/13/2036 (d)		535,000	542,356
TOTAL GUATEMALA			1,531,146
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		285,000	228,284
Hungary Government 3.125% 9/21/2051 (d)		605,000	374,344
Hungary Government 5.25% 6/16/2029 (d)		610,000	603,595
Hungary Government 5.5% 6/16/2034 (d)		1,025,000	998,094
Hungary Government 6.125% 5/22/2028 (d)		385,000	394,667
Hungary Government 6.25% 9/22/2032 (d)		385,000	397,347
Hungary Government 6.75% 9/25/2052 (d)		270,000	284,513
TOTAL HUNGARY			3,280,844
INDONESIA - 0.3%
Indonesia Government 3.2% 9/23/2061		645,000	421,069
Indonesia Government 3.5% 2/14/2050		730,000	547,500
Indonesia Government 3.85% 10/15/2030		460,000	434,700
Indonesia Government 4.1% 4/24/2028		705,000	689,138
Indonesia Government 4.2% 10/15/2050		24,000,000	20,220,001
Indonesia Government 4.35% 1/11/2048		655,000	572,306
Indonesia Government 5.125% 1/15/2045 (d)		1,660,000	1,622,716
Indonesia Government 5.25% 1/17/2042 (d)		485,000	480,756
Indonesia Government 5.95% 1/8/2046 (d)		560,000	597,100
Indonesia Government 6.75% 1/15/2044 (d)		380,000	442,700
Indonesia Government 7.75% 1/17/2038 (d)		1,897,000	2,345,166
Indonesia Government 8.5% 10/12/2035 (d)		1,910,000	2,425,701
TOTAL INDONESIA			30,798,853
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,090,000	733,908
Israel Government 5.75% 3/12/2054		600,000	573,997
TOTAL ISRAEL			1,307,905
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		275,000	284,625
Jamaican Government 7.875% 7/28/2045		250,000	295,000
TOTAL JAMAICA			579,625
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	285,000,000	1,878,392
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		155,000	144,004
Jordan Government 7.5% 1/13/2029 (d)		225,000	229,631
Jordan Government 7.75% 1/15/2028 (d)		445,000	458,350
TOTAL JORDAN			831,985
KENYA - 0.0%
Republic of Kenya Government International Bond 6.3% 1/23/2034 (d)		470,000	378,056
Republic of Kenya Government International Bond 7.25% 2/28/2028 (d)		180,000	173,419
Republic of Kenya Government International Bond 9.75% 2/16/2031 (d)		660,000	660,000
TOTAL KENYA			1,211,475
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(s)		1,113,000	103,342
Lebanon Republic 6.375% (f)		977,000	90,373
TOTAL LEBANON			193,715
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		665,000	554,444
United Mexican States 3.25% 4/16/2030		1,145,000	1,020,839
United Mexican States 3.5% 2/12/2034		1,095,000	900,638
United Mexican States 3.75% 1/11/2028		820,000	787,969
United Mexican States 3.75% 4/19/2071		1,230,000	732,234
United Mexican States 3.771% 5/24/2061		840,000	515,550
United Mexican States 4.5% 4/22/2029		485,000	469,237
United Mexican States 4.875% 5/19/2033		560,000	517,650
United Mexican States 5.75% 10/12/2110		1,520,000	1,230,725
United Mexican States 6% 5/7/2036		1,050,000	1,026,047
United Mexican States 6.05% 1/11/2040		980,000	946,925
United Mexican States 6.338% 5/4/2053		540,000	505,406
United Mexican States 6.35% 2/9/2035		780,000	787,556
TOTAL MEXICO			9,995,220
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (d)		200,000	209,250
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		980,000	1,017,054
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		870,000	911,055
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		1,740,000	1,582,060
Republic of Nigeria 6.5% 11/28/2027 (d)		375,000	356,017
Republic of Nigeria 7.143% 2/23/2030 (d)		1,150,000	1,040,750
Republic of Nigeria 7.625% 11/21/2025 (d)		905,000	900,475
Republic of Nigeria 7.696% 2/23/2038 (d)		480,000	389,328
Republic of Nigeria 7.875% 2/16/2032 (d)		810,000	730,264
TOTAL NIGERIA			4,998,894
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		2,470,000	2,488,525
Oman Sultanate 6% 8/1/2029 (d)		720,000	737,028
Oman Sultanate 6.25% 1/25/2031 (d)		520,000	542,100
Oman Sultanate 6.5% 3/8/2047 (d)		300,000	306,468
Oman Sultanate 6.75% 1/17/2048 (d)		1,661,000	1,734,383
Oman Sultanate 7% 1/25/2051 (d)		230,000	247,905
TOTAL OMAN			6,056,409
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		1,205,000	1,127,428
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		750,000	672,188
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		1,165,000	973,867
TOTAL PAKISTAN			2,773,483
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		580,000	427,750
Panamanian Republic 3.298% 1/19/2033		615,000	489,233
Panamanian Republic 3.87% 7/23/2060		1,055,000	604,905
Panamanian Republic 4.5% 4/16/2050		1,455,000	978,749
Panamanian Republic 4.5% 5/15/2047		350,000	243,424
Panamanian Republic 6.4% 2/14/2035		840,000	808,080
Panamanian Republic 6.853% 3/28/2054		330,000	303,765
Panamanian Republic 7.875% 3/1/2057		545,000	568,163
Panamanian Republic 8% 3/1/2038		575,000	608,638
TOTAL PANAMA			5,032,707
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		320,000	266,700
Republic of Paraguay 4.95% 4/28/2031 (d)		1,050,000	1,019,485
Republic of Paraguay 5.4% 3/30/2050 (d)		330,000	294,009
Republic of Paraguay 6% 2/9/2036 (d)		355,000	364,585
TOTAL PARAGUAY			1,944,779
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,300,000	1,133,031
Peruvian Republic 3% 1/15/2034		610,000	506,872
Peruvian Republic 3.3% 3/11/2041		700,000	531,781
TOTAL PERU			2,171,684
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		665,000	441,394
Philippine Republic 2.95% 5/5/2045		270,000	190,012
Philippine Republic 5% 7/17/2033		360,000	359,100
Philippine Republic 5.5% 1/17/2048		320,000	326,000
Philippine Republic 5.6% 5/14/2049		555,000	570,956
Philippine Republic 5.609% 4/13/2033		520,000	539,500
Philippine Republic 5.95% 10/13/2047		830,000	895,363
TOTAL PHILIPPINES			3,322,325
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		335,000	333,680
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		315,000	329,181
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		925,000	941,419
Republic of Poland 5.5% 3/18/2054		540,000	521,716
Republic of Poland 5.5% 4/4/2053		370,000	359,266
Republic of Poland 5.75% 11/16/2032		725,000	754,406
TOTAL POLAND			3,239,668
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		1,880,000	1,665,567
State of Qatar 4.625% 6/2/2046 (d)		1,255,000	1,163,234
State of Qatar 4.817% 3/14/2049 (d)		975,000	919,240
State of Qatar 5.103% 4/23/2048 (d)		2,335,000	2,288,300
State of Qatar 9.75% 6/15/2030 (d)		413,000	518,443
TOTAL QATAR			6,554,784
ROMANIA - 0.0%
Romanian Republic 3% 2/14/2031 (d)		1,617,000	1,338,569
Romanian Republic 3% 2/27/2027 (d)		487,000	460,367
Romanian Republic 3.625% 3/27/2032 (d)		652,000	545,235
Romanian Republic 4% 2/14/2051 (d)		715,000	474,109
Romanian Republic 6.625% 2/17/2028 (d)		385,000	391,545
Romanian Republic 7.125% 1/17/2033 (d)		150,000	155,391
TOTAL ROMANIA			3,365,216
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,015,000	861,798
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		1,240,000	1,014,475
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		5,890,000	5,405,916
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		1,940,000	1,267,063
Kingdom of Saudi Arabia 3.625% 3/4/2028 (d)		425,000	410,522
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		975,000	693,469
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		1,150,000	977,500
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		4,190,000	3,382,116
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		850,000	731,797
Kingdom of Saudi Arabia 5% 1/18/2053 (d)		635,000	567,729
Kingdom of Saudi Arabia 5.75% 1/16/2054 (d)		600,000	591,563
TOTAL SAUDI ARABIA			15,042,150
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		775,000	651,000
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		1,605,000	1,322,616
Republic of Serbia 6% 6/12/2034 (d)		625,000	624,806
Republic of Serbia 6.5% 9/26/2033 (d)		725,000	755,588
TOTAL SERBIA			2,703,010
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		480,000	471,000
South African Republic 4.85% 9/30/2029		335,000	317,077
South African Republic 5% 10/12/2046		670,000	488,263
South African Republic 5.65% 9/27/2047		480,000	377,999
South African Republic 5.75% 9/30/2049		1,070,000	841,288
South African Republic 5.875% 4/20/2032		675,000	648,000
South African Republic 7.1% 11/19/2036 (d)		885,000	893,452
TOTAL SOUTH AFRICA			4,037,079
SRI LANKA - 0.0%
Sri Lanka Government International Bond 6.2% (d)(f)		345,000	229,856
Sri Lanka Government International Bond 6.825% (d)(f)		1,035,000	693,450
Sri Lanka Government International Bond 6.85% (d)(f)		460,000	313,375
Sri Lanka Government International Bond 7.55% (d)(f)		335,000	225,288
Sri Lanka Government International Bond 7.85% (d)(f)		865,000	584,956
TOTAL SRI LANKA			2,046,925
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,685,000	1,666,886
Turkish Republic 4.75% 1/26/2026		1,500,000	1,498,410
Turkish Republic 4.875% 10/9/2026		1,395,000	1,387,411
Turkish Republic 4.875% 4/16/2043		1,675,000	1,218,563
Turkish Republic 5.125% 2/17/2028		370,000	363,063
Turkish Republic 5.25% 3/13/2030		315,000	299,151
Turkish Republic 5.75% 5/11/2047		677,000	527,640
Turkish Republic 5.875% 6/26/2031		365,000	348,802
Turkish Republic 6% 1/14/2041		1,490,000	1,269,294
Turkish Republic 6% 3/25/2027		235,000	238,127
Turkish Republic 6.625% 2/17/2045		640,000	562,200
Turkish Republic 7.125% 7/17/2032		450,000	455,144
Turkish Republic 7.625% 5/15/2034		620,000	645,575
Turkish Republic 9.125% 7/13/2030		705,000	791,363
Turkish Republic 9.375% 1/19/2033		2,095,000	2,409,905
Turkish Republic 9.375% 3/14/2029		1,455,000	1,628,236
Turkish Republic 9.875% 1/15/2028		1,960,000	2,192,138
TOTAL TURKEY			17,501,908
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(i)		213,481	108,342
Ukraine Government 0% 2/1/2034 (d)(i)		797,754	315,113
Ukraine Government 0% 2/1/2035 (d)(i)		1,209,158	704,939
Ukraine Government 0% 2/1/2036 (d)(i)		561,797	325,842
Ukraine Government 0% 8/1/2041 (b)(d)		530,000	398,825
Ukraine Government 1.75% 2/1/2029 (d)(i)		768,429	491,026
Ukraine Government 1.75% 2/1/2034 (d)(i)		1,203,417	628,966
Ukraine Government 1.75% 2/1/2035 (d)(i)		927,145	474,698
Ukraine Government 1.75% 2/1/2036 (d)(i)		634,177	318,991
TOTAL UKRAINE			3,766,742
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		1,015,000	689,692
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		3,170,000	2,217,035
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		1,375,000	1,100,426
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		730,000	746,425
Emirate of Dubai 3.9% 9/9/2050 (s)		1,600,000	1,168,000
Emirate of Dubai 5.25% 1/30/2043 (s)		560,000	539,350
TOTAL UNITED ARAB EMIRATES			6,460,928
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,230,000	1,182,338
Uruguay Republic 5.75% 10/28/2034		555,000	582,229
TOTAL URUGUAY			1,764,567
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		395,000	333,909
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(s)		938,300	131,362
Venezuela Republic 12.75% (f)(s)		199,600	28,431
Venezuela Republic 9.25% (f)		4,549,000	655,056
TOTAL VENEZUELA			814,849
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		983,368	558,369
Republic of Zambia 5.75% 6/30/2033 (d)(i)		115,431	102,120
TOTAL ZAMBIA			660,489
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $269,217,140)			261,030,869

Non-Convertible Corporate Bonds - 27.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		5,339,000	4,967,886
Westpac Banking Corp 4.11% 7/24/2034 (b)		7,550,000	7,188,278
			12,156,164
Financial Services - 0.0%
Leighton Fin USA Pty Ltd 1.5% 5/28/2029 (s)	EUR	2,450,000	2,338,393
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(s)	GBP	2,055,000	2,334,804
QBE Insurance Group Ltd 6.75% 12/2/2044 (b)(s)		2,390,000	2,381,038
			4,715,842
TOTAL FINANCIALS			19,210,399

Materials - 0.0%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)		1,255,000	1,164,488
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)		680,000	623,232
Mineral Resources Ltd 8% 11/1/2027 (d)		1,920,000	1,956,931
Mineral Resources Ltd 8.5% 5/1/2030 (d)		1,860,000	1,900,720
Mineral Resources Ltd 9.25% 10/1/2028 (d)		855,000	895,547
			5,376,430
TOTAL MATERIALS			6,540,918

TOTAL AUSTRALIA			25,751,317
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		2,024,000	2,053,186
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (s)		400,000	417,072

TOTAL AZERBAIJAN			2,470,258
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		903,000	934,325
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		260,000	278,551

TOTAL BAHRAIN			1,212,876
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		1,420,000	1,395,104
BELGIUM - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		1,200,000	1,166,136
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		9,200,000	9,546,102
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		21,036,000	21,947,074
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		22,287,000	24,090,801
			55,583,977
Financials - 0.0%
Banks - 0.0%
KBC Group NV 6.324% 9/21/2034 (b)(d)		2,650,000	2,811,326
TOTAL BELGIUM			59,561,439
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)		1,165,000	1,170,242
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		605,000	638,392
NBM US Holdings Inc 6.625% 8/6/2029 (d)		1,065,000	1,071,656
			1,710,048
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (d)		440,000	435,600
Marb Bondco PLC 3.95% 1/29/2031 (d)		620,000	534,366
			969,966
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		782,602	733,102
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		1,780,000	1,893,537
			2,626,639
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		1,801,405	1,488,861
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		575,000	573,383
			2,062,244
TOTAL ENERGY			4,688,883

Financials - 0.0%
Financial Services - 0.0%
Azul Secured Finance II LLP ICE IBA - ICE TERM SOFR REFERENCE RATES 3M + 8.25%, 12.8203% 1/28/2025 pay-in-kind (b)(c)(d)		124,504	125,749
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		570,000	579,177
Raizen Fuels Finance SA 5.7% 1/17/2035 (d)		575,000	553,346
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)		685,000	703,906
			1,962,178
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 2/1/2027		735,000	740,513
Embraer Netherlands Finance BV 6.95% 1/17/2028 (d)		515,000	534,795
Embraer Netherlands Finance BV 7% 7/28/2030 (d)		580,000	613,437
			1,888,745
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 5/28/2029 (d)		928,583	589,650
Azul Secured Finance LLP 11.93% 8/28/2028 (d)		556,105	563,229
			1,152,879
TOTAL INDUSTRIALS			3,041,624

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		560,000	412,125
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		1,040,000	1,003,925
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		420,000	419,870
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		810,000	841,134
			2,677,054
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		985,000	950,525
CSN Resources SA 5.875% 4/8/2032 (d)		660,000	556,875
CSN Resources SA 8.875% 12/5/2030 (d)		305,000	311,673
ERO Copper Corp 6.5% 2/15/2030 (d)		3,013,000	2,964,039
Nexa Resources SA 6.5% 1/18/2028 (d)		654,000	667,284
Nexa Resources SA 6.75% 4/9/2034 (d)		275,000	283,938
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		4,095,476	3,980,803
Vale Overseas Ltd 6.4% 6/28/2054		960,000	970,128
			10,685,265
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		610,000	622,322
Suzano Austria GmbH 3.75% 1/15/2031		460,000	413,140
Suzano Austria GmbH 5% 1/15/2030		915,000	893,633
			1,929,095
TOTAL MATERIALS			15,291,414

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		335,000	355,727
TOTAL BRAZIL			29,190,082
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (d)		1,060,000	1,024,999
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		2,630,000	2,650,830
Golar LNG Ltd 7.75% 9/19/2029 (d)(s)		1,800,000	1,786,194

TOTAL CAMEROON			4,437,024
CANADA - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		2,149,000	1,951,601
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		3,430,000	3,432,124
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,650,000	1,677,264
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		64,000	66,001
			7,126,990
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		412,000	376,133
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		660,000	639,313
			1,015,446
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		1,180,000	1,175,676
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,955,000	4,074,526
Cenovus Energy Inc 3.75% 2/15/2052		12,540,000	9,203,386
Cenovus Energy Inc 5.4% 6/15/2047		1,366,000	1,284,569
Cenovus Energy Inc 6.75% 11/15/2039		547,000	606,506
Parkland Corp 4.5% 10/1/2029 (d)		730,000	682,385
Parkland Corp 4.625% 5/1/2030 (d)		2,980,000	2,775,212
Parkland Corp 6.625% 8/15/2032 (d)		900,000	905,559
			20,707,819
Financials - 0.0%
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		730,000	719,780
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)		2,182,000	2,180,798
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (d)		235,000	239,800
Bombardier Inc 7.25% 7/1/2031 (d)		1,135,000	1,172,347
Bombardier Inc 7.875% 4/15/2027 (d)		1,696,000	1,700,523
Bombardier Inc 8.75% 11/15/2030 (d)		1,035,000	1,120,218
			4,232,888
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (d)		680,000	692,834
Garda World Security Corp 8.375% 11/15/2032 (d)		730,000	748,954
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		2,330,000	2,400,199
			3,841,987
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (d)		1,020,000	995,103
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		855,000	779,921
Open Text Holdings Inc 4.125% 12/1/2031 (d)(t)		2,380,000	2,131,170
Open Text Holdings Inc 4.125% 2/15/2030 (d)		1,660,000	1,529,694
			4,440,785
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		3,194,000	3,137,258
Methanex Corp 5.25% 12/15/2029		340,000	332,303
Methanex Corp 5.65% 12/1/2044		1,929,000	1,721,719
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		1,210,000	1,121,200
NOVA Chemicals Corp 5% 5/1/2025 (d)		1,102,000	1,097,255
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		1,184,000	1,163,286
NOVA Chemicals Corp 7% 12/1/2031 (d)		1,020,000	1,042,367
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		345,000	367,717
NOVA Chemicals Corp 9% 2/15/2030 (d)		460,000	497,701
			10,480,806
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		895,000	882,037
TOTAL MATERIALS			11,362,843

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		2,935,000	2,875,813
TOTAL CANADA			59,500,252
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		1,601,000	1,528,955
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		310,000	275,125
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,108,000	1,040,135
			1,315,260
TOTAL COMMUNICATION SERVICES			2,844,215

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		375,000	377,040
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		545,000	553,345
			930,385
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (d)		2,060,000	1,986,450
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		1,255,000	1,064,792
Antofagasta PLC 5.625% 5/13/2032 (d)		360,000	359,021
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		155,000	139,402
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		405,000	363,488
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		1,790,000	1,255,238
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		500,000	483,750
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		375,000	380,391
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		545,000	547,491
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		585,000	606,755
			5,200,328
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (d)		460,000	395,457
Inversiones CMPC SA 6.125% 2/26/2034 (d)		400,000	407,000
			802,457
TOTAL MATERIALS			6,002,785

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		350,000	346,171
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		318,450	324,918
			671,089
TOTAL CHILE			12,434,924
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026		815,000	781,308
Baidu Inc 2.375% 10/9/2030		345,000	303,137
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		350,000	338,359
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		745,000	658,230
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		260,000	252,286
			2,333,320
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031		435,000	373,125
JD.com Inc 3.375% 1/14/2030		1,420,000	1,328,779
Prosus NV 3.061% 7/13/2031 (d)		685,000	584,606
Prosus NV 3.68% 1/21/2030 (d)		840,000	765,710
Prosus NV 4.027% 8/3/2050 (d)		1,110,000	765,901
Prosus NV 4.193% 1/19/2032 (d)		455,000	412,344
			4,230,465
Hotels, Restaurants & Leisure - 0.0%
Meituan 2.125% 10/28/2025 (d)		995,000	969,747
Meituan 3.05% 10/28/2030 (d)		665,000	595,102
Meituan 4.625% 10/2/2029 (d)		525,000	514,673
			2,079,522
TOTAL CONSUMER DISCRETIONARY			6,309,987

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (d)		930,000	846,839
Lenovo Group Ltd 5.875% 4/24/2025 (s)		200,000	200,304
			1,047,143
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (d)		1,090,000	1,060,930
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		890,000	881,910
TOTAL CHINA			11,633,290
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		300,000	261,629
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		802,000	759,446
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		3,576,000	1,816,250
Ecopetrol SA 4.625% 11/2/2031		600,000	499,116
Ecopetrol SA 8.375% 1/19/2036		550,000	539,825
Ecopetrol SA 8.875% 1/13/2033		1,915,000	1,972,642
Geopark Ltd 5.5% 1/17/2027 (d)		1,020,000	979,761
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		2,915,000	2,758,989
			8,566,583
TOTAL ENERGY			9,326,029

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		555,000	581,535
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		870,000	874,149
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		3,470,000	3,000,474
Termocandelaria Power SA 7.75% 9/17/2031 (d)		825,000	833,007
			3,833,481
TOTAL COLOMBIA			14,876,823
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		720,000	771,725
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (s)	EUR	1,025,000	836,314
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (d)		940,000	953,367
TOTAL CZECH REPUBLIC			1,789,681
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (s)	EUR	800,000	870,009
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(s)	EUR	4,355,000	4,779,582
Jyske Bank A/S 5% 10/26/2028 (b)(s)	EUR	805,000	895,165
Jyske Bank A/S 5.125% 5/1/2035 (b)(s)	EUR	712,000	798,185
			6,472,932
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.25% 11/6/2030 (s)	EUR	1,700,000	1,827,552
TOTAL DENMARK			9,170,493
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		565,000	578,950
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)(t)		2,595,000	2,651,654
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (s)	EUR	2,085,000	2,296,223
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		2,385,000	2,265,749
TOTAL FINLAND			7,213,626
FRANCE - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 1/15/2029 (d)		4,090,000	3,094,558
Altice France SA 5.125% 7/15/2029 (d)		4,215,000	3,212,151
Altice France SA 5.5% 1/15/2028 (d)		880,000	682,513
Altice France SA 5.5% 10/15/2029 (d)		2,630,000	2,022,319
Iliad Holding SASU 7% 10/15/2028 (d)		120,000	121,862
Iliad Holding SASU 7% 4/15/2032 (d)(g)		1,520,000	1,536,394
Iliad Holding SASU 8.5% 4/15/2031 (d)		2,035,000	2,166,653
			12,836,450
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (b)(s)	EUR	1,200,000	1,301,575
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		2,425,000	2,534,423
Viridien 8.75% 4/1/2027 (d)		2,631,000	2,569,142
			5,103,565
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		5,025,000	4,527,614
BNP Paribas SA 2.219% 6/9/2026 (b)(d)		15,515,000	15,284,048
BNP Paribas SA 2.5% 3/31/2032 (b)(s)	EUR	2,200,000	2,274,475
BNP Paribas SA 4.125% 5/24/2033 (s)	EUR	400,000	455,463
BPCE SA 5.716% 1/18/2030 (b)(d)		1,350,000	1,371,169
BPCE SA 7.003% 10/19/2034 (b)(d)		1,105,000	1,204,762
Societe Generale SA 1.488% 12/14/2026 (b)(d)		18,670,000	17,969,833
Societe Generale SA 4.25% 4/14/2025 (d)		1,205,000	1,197,643
Societe Generale SA 4.75% 11/24/2025 (d)		400,000	397,724
			44,682,731
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (s)	EUR	1,000,000	933,491
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (s)	EUR	800,000	927,680
Electricite de France SA 5.5% 1/25/2035 (s)	GBP	1,700,000	2,099,776
			3,027,456
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (s)	EUR	1,000,000	1,096,034
Engie SA 4.25% 9/6/2034 (s)	EUR	1,200,000	1,350,322
			2,446,356
TOTAL UTILITIES			5,473,812

TOTAL FRANCE			70,331,624
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		325,000	288,742
GERMANY - 0.8%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Robert Bosch GmbH 4.375% 6/2/2043 (s)	EUR	600,000	678,254
Schaeffler AG 4.75% 8/14/2029 (s)	EUR	1,800,000	1,930,606
ZF Europe Finance BV 2% 2/23/2026 (s)	EUR	500,000	515,483
ZF Finance GmbH 2% 5/6/2027 (s)	EUR	1,800,000	1,792,776
ZF North America Capital Inc 4.75% 4/29/2025 (d)		1,487,000	1,476,311
ZF North America Capital Inc 6.75% 4/23/2030 (d)		1,635,000	1,595,602
ZF North America Capital Inc 6.875% 4/14/2028 (d)		700,000	703,198
ZF North America Capital Inc 6.875% 4/23/2032 (d)		740,000	710,893
ZF North America Capital Inc 7.125% 4/14/2030 (d)		700,000	695,313
			10,098,436
Financials - 0.5%
Banks - 0.0%
Commerzbank AG 4.875% 10/16/2034 (b)(s)	EUR	1,200,000	1,316,853
Commerzbank AG 8.625% 2/28/2033 (b)(s)	GBP	400,000	547,777
			1,864,630
Capital Markets - 0.5%
Deutsche Bank AG 3.25% 5/24/2028 (b)(s)	EUR	600,000	636,406
Deutsche Bank AG 4.1% 1/13/2026		3,085,000	3,058,405
Deutsche Bank AG 4.5% 4/1/2025		43,904,000	43,764,855
Deutsche Bank AG 4.5% 7/12/2035 (b)(s)	EUR	900,000	1,000,324
Deutsche Bank AG 6.125% 12/12/2030 (b)(s)	GBP	3,600,000	4,710,631
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		29,675,000	26,216,770
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		4,150,000	4,184,390
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		10,450,000	10,921,198
			94,492,979
Financial Services - 0.0%
KfW 0% 9/17/2030 (s)	EUR	700,000	647,837
KfW 0.75% 1/15/2029 (s)	EUR	6,000,000	5,968,998
			6,616,835
TOTAL FINANCIALS			102,974,444

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (s)	EUR	415,000	466,296
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		8,579,000	8,505,133
Bayer US Finance LLC 6.375% 11/21/2030 (d)		2,760,000	2,875,200
Bayer US Finance LLC 6.5% 11/21/2033 (d)		2,600,000	2,710,043
			14,556,672
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (d)		1,765,000	1,771,645
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		2,080,000	2,048,542
			3,820,187
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029 (t)		875,000	765,380
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 12/31/2024 (e)	EUR	200,000	211,350
Accentro Real Estate AG 5.625% 2/13/2026 (i)(s)	EUR	2,371,500	1,152,297
Sirius Real Estate Ltd 1.125% 6/22/2026 (s)	EUR	1,100,000	1,126,385
			2,490,032
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (s)	EUR	1,900,000	2,016,640
Amprion GmbH 3.625% 5/21/2031 (s)	EUR	600,000	652,881
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(s)	EUR	1,800,000	1,738,165
EnBW International Finance BV 3.5% 7/22/2031 (s)	EUR	1,090,000	1,182,937
EnBW International Finance BV 3.75% 11/20/2035 (s)	EUR	3,500,000	3,775,268
			9,365,891
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		4,099,000	4,214,714
TOTAL UTILITIES			13,580,605

TOTAL GERMANY			148,285,756
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,095,000	1,039,908
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		406,000	393,186
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		2,790,000	2,663,578
Tullow Oil PLC 10.25% 5/15/2026 (d)		2,551,000	2,289,523
Tullow Oil PLC 7% 3/1/2025 (d)		1,530,000	1,458,456

TOTAL GHANA			7,844,651
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		1,275,000	1,280,981
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		1,280,000	1,313,882

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			2,594,863
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		1,425,000	1,294,523
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,020,000	2,678,740
Millicom International Cellular SA 5.125% 1/15/2028 (d)		342,000	329,818
Millicom International Cellular SA 7.375% 4/2/2032 (d)		1,210,000	1,232,688
			5,535,769
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		1,280,000	1,206,400
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		705,000	680,487
TOTAL GUATEMALA			7,422,656
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(s)	EUR	995,000	957,141
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(s)		3,890,000	3,544,880
			4,502,021
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		1,240,000	1,170,919
TOTAL HONG KONG			5,672,940
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		340,000	344,250
OTP Bank Nyrt 8.75% 5/15/2033 (b)(s)		410,000	432,527

TOTAL HUNGARY			776,777
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (d)		1,035,000	1,019,476
Shriram Finance Ltd 6.625% 4/22/2027 (d)		430,000	432,150
			1,451,626
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		900,000	867,594
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		1,145,000	1,117,806
TOTAL INDIA			3,437,026
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		890,000	884,073
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,005,000	1,057,763
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (d)		293,000	297,242
Pertamina Persero PT 4.175% 1/21/2050 (d)		405,000	321,076
			2,560,154
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		315,000	312,834
Freeport Indonesia PT 5.315% 4/14/2032 (d)		1,120,000	1,114,401
Freeport Indonesia PT 6.2% 4/14/2052 (d)		365,000	373,807
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		1,660,000	1,667,781
			3,468,823
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		365,000	365,228
TOTAL INDONESIA			6,394,205
IRELAND - 0.9%
Financials - 0.6%
Banks - 0.0%
AIB Group PLC 5.25% 10/23/2031 (b)(s)	EUR	1,120,000	1,311,867
AIB Group PLC 6.608% 9/13/2029 (b)(d)		1,000,000	1,054,794
			2,366,661
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		8,002,000	7,649,260
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		8,382,000	7,827,096
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		18,966,000	16,829,201
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		6,213,000	6,177,879
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		10,000,000	10,310,549
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		26,721,000	27,685,183
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		7,456,000	7,513,371
			83,992,539
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		1,255,000	1,242,058
GGAM Finance Ltd 6.875% 4/15/2029 (d)		280,000	285,756
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,270,000	1,294,450
GGAM Finance Ltd 8% 2/15/2027 (d)		2,735,000	2,833,156
GGAM Finance Ltd 8% 6/15/2028 (d)		1,994,000	2,106,789
			7,762,209
Industrials - 0.3%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(d)		1,035,000	1,034,256
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (d)		12,030,000	11,953,434
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		3,220,000	3,177,173
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		21,312,000	21,048,927
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		7,243,000	7,256,357
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		15,124,000	15,697,976
			59,133,867
TOTAL INDUSTRIALS			60,168,123

TOTAL IRELAND			154,289,532
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(s)		1,350,000	1,329,075
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(s)		1,315,000	1,221,611
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(s)		250,000	222,609
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(s)		450,000	446,967
Energean PLC 6.5% 4/30/2027 (d)		2,565,000	2,559,393
Leviathan Bond Ltd 6.125% 6/30/2025 (d)(s)		985,000	980,296
			6,759,951
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,585,000	1,517,542
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		385,000	376,157
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,360,000	1,471,864
			3,365,563
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(s)		530,000	470,905
TOTAL ISRAEL			10,596,419
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		3,181,000	3,082,418
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		2,306,000	2,042,556
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		32,489,000	32,592,238
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		1,490,000	1,587,913
UniCredit SpA 5.459% 6/30/2035 (b)(d)		2,132,000	2,091,340
UniCredit SpA 5.861% 6/19/2032 (b)(d)		610,000	611,579
			42,008,044
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		1,155,000	1,174,795
Enel Finance International NV 7.5% 10/14/2032 (d)		541,000	617,459
Enel SpA 3.375% (b)(s)(u)	EUR	1,085,000	1,135,429
			2,927,683
TOTAL ITALY			44,935,727
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		400,000	410,520
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		645,000	546,638
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		370,000	364,406
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		250,000	223,437
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		955,000	815,742

TOTAL KAZAKHSTAN			1,950,223
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		715,000	734,630
POSCO 5.875% 1/17/2033 (d)		305,000	321,604

TOTAL KOREA (SOUTH)			1,056,234
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		595,000	541,636
MEGlobal BV 4.25% 11/3/2026 (d)		325,000	318,094
MEGlobal Canada ULC 5% 5/18/2025 (d)		825,000	822,038

TOTAL KUWAIT			1,681,768
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		5,960,000	4,514,866
Altice France Holding SA 6% 2/15/2028 (d)		1,411,000	374,294
			4,889,160
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)		1,358,000	1,262,082
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (s)	EUR	850,000	966,081
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		400,000	412,133
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	11,919,900	4,347,002
			5,725,216
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (s)	EUR	2,235,000	2,337,864
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		1,510,000	1,399,224
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		365,000	377,038
			1,776,262
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		625,000	549,719
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (b)(d)		895,000	185,712
TOTAL MATERIALS			735,431

Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (s)	EUR	700,000	787,302
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (s)	EUR	3,610,000	3,513,494
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (s)	EUR	2,480,000	2,441,442
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (s)	GBP	950,000	1,092,907
Logicor Financing Sarl 0.875% 1/14/2031 (s)	EUR	1,250,000	1,127,862
Logicor Financing Sarl 4.25% 7/18/2029 (s)	EUR	1,420,000	1,544,314
P3 Group Sarl 4% 4/19/2032 (s)	EUR	1,100,000	1,183,203
			10,903,222
TOTAL REAL ESTATE			11,690,524

TOTAL LUXEMBOURG			28,416,539
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		860,000	765,668
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		1,050,000	740,439
Petronas Capital Ltd 3.5% 4/21/2030 (d)		335,000	315,212
			1,055,651
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (d)		495,000	491,956
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		1,320,000	1,284,888
			1,776,844
TOTAL MALAYSIA			3,598,163
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		1,640,000	1,639,196
MEXICO - 1.2%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(s)		2,133,000	789,209
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		660,000	511,500
Hotels, Restaurants & Leisure - 0.0%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (d)		730,000	774,574
TOTAL CONSUMER DISCRETIONARY			1,286,074

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		683,809	632,100
Petroleos Mexicanos 4.5% 1/23/2026		13,054,000	12,662,380
Petroleos Mexicanos 5.95% 1/28/2031		44,525,000	38,235,621
Petroleos Mexicanos 6.35% 2/12/2048		31,726,000	21,795,762
Petroleos Mexicanos 6.49% 1/23/2027		14,935,000	14,657,837
Petroleos Mexicanos 6.5% 3/13/2027		34,899,000	34,048,511
Petroleos Mexicanos 6.5% 6/2/2041		255,000	190,131
Petroleos Mexicanos 6.625% 6/15/2035		3,392,000	2,768,805
Petroleos Mexicanos 6.7% 2/16/2032		31,997,000	28,352,542
Petroleos Mexicanos 6.75% 9/21/2047		18,878,000	13,495,882
Petroleos Mexicanos 6.84% 1/23/2030		7,727,000	7,152,304
Petroleos Mexicanos 6.875% 10/16/2025		575,000	574,425
Petroleos Mexicanos 6.875% 8/4/2026		1,070,000	1,063,441
Petroleos Mexicanos 6.95% 1/28/2060		16,303,000	11,617,599
Petroleos Mexicanos 7.69% 1/23/2050		31,233,000	24,461,998
			211,709,338
Financials - 0.0%
Banks - 0.0%
BBVA Bancomer SA/Texas 5.25% 9/10/2029 (d)		820,000	808,930
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		1,095,000	1,071,458
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 6.99% 2/20/2032 (d)		540,000	404,746
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		1,110,000	898,756
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (d)		890,000	842,830
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		725,000	603,787
			2,750,119
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		700,000	513,842
TOTAL MATERIALS			3,263,961

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		925,000	965,936
TOTAL MEXICO			219,894,906
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		515,000	448,534
OCP SA 5.125% 6/23/2051 (d)		565,000	432,920
OCP SA 6.75% 5/2/2034 (d)		480,000	496,613
OCP SA 6.875% 4/25/2044 (d)		570,000	560,384
OCP SA 7.5% 5/2/2054 (d)		365,000	377,888

TOTAL MOROCCO			2,316,339
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 3% 11/15/2028 (s)	EUR	6,700,000	7,276,206
NETHERLANDS - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (s)	EUR	400,000	442,390
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (s)	EUR	620,000	690,878
Media - 0.0%
Ziggo Bond Co BV 6% 1/15/2027 (d)		150,000	150,021
Ziggo BV 4.875% 1/15/2030 (d)		1,285,000	1,186,872
			1,336,893
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (s)	EUR	400,000	456,937
Sigma Holdco BV 7.875% 5/15/2026 (d)		1,829,000	1,817,625
			2,274,562
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (d)		1,978,000	1,634,291
TOTAL CONSUMER STAPLES			3,908,853

Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 3.875% 1/15/2032 (s)	EUR	1,700,000	1,867,499
Cooperatieve Rabobank UA 3.822% 7/26/2034 (s)	EUR	700,000	776,518
Cooperatieve Rabobank UA 4% 1/10/2030 (s)	EUR	1,200,000	1,333,514
Cooperatieve Rabobank UA 4.375% 8/4/2025		9,413,000	9,351,218
ING Groep NV 4.5% 5/23/2029 (b)(s)	EUR	400,000	443,384
ING Groep NV 4.75% 5/23/2034 (b)(s)	EUR	4,800,000	5,583,470
			19,355,603
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 3.375% 9/17/2036 (s)	EUR	1,485,000	1,595,362
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		2,198,000	2,193,542
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)		915,000	916,635
			3,110,177
TOTAL NETHERLANDS			30,440,156
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,867,000	1,845,996
IHS Holding Ltd 6.25% 11/29/2028 (d)		278,000	262,404
IHS Holding Ltd 7.875% 5/29/2030 (d)		1,805,000	1,773,413
IHS Holding Ltd 8.25% 11/29/2031 (d)		935,000	918,927
			4,800,740
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (d)		215,000	213,755
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		390,000	389,025
TOTAL NIGERIA			5,403,520
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		615,000	629,684
TGS ASA 8.5% 1/15/2030 (d)(g)		1,195,000	1,225,056
			1,854,740
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (b)(s)	EUR	790,000	768,343
TOTAL NORWAY			2,623,083
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		2,915,000	2,915,379
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		1,750,000	1,593,047
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)		3,843,000	3,812,356
TOTAL COMMUNICATION SERVICES			8,320,782

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		295,000	216,825
TOTAL PANAMA			8,537,607
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		899,000	892,258
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		715,000	666,587
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		900,000	883,125
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (d)		525,200	555,683
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		715,000	710,052
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		2,818,000	2,690,965
			3,401,017
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		520,000	505,804
TOTAL PERU			6,012,216
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (s)	EUR	2,175,000	2,086,769
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(s)	EUR	1,200,000	1,268,924
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		3,680,000	3,020,700
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		2,500,000	2,275,112

TOTAL PUERTO RICO			5,295,812
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		560,000	491,926
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,205,000	2,076,735
QatarEnergy 2.25% 7/12/2031 (d)		2,080,000	1,782,955
QatarEnergy 3.125% 7/12/2041 (d)		2,485,000	1,884,202
QatarEnergy 3.3% 7/12/2051 (d)		1,545,000	1,093,087
			6,836,979
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		574,877	600,931
TOTAL QATAR			7,929,836
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(p)(s)		600,000	90,000
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		2,530,000	2,190,822
SA Global Sukuk Ltd 1.602% 6/17/2026 (d)		1,260,000	1,197,000
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		1,880,000	1,618,849
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		1,205,000	821,268
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		645,000	411,329
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		2,140,000	2,024,354
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		2,995,000	2,653,391
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		315,000	307,125
			11,224,138
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (s)		405,000	407,531
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		385,000	386,082
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		715,000	718,575
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		1,960,000	2,001,650
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		535,000	557,236
			3,663,543
TOTAL SAUDI ARABIA			15,295,212
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		865,000	864,732
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		4,011,000	2,918,003
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		456,000	460,988
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		1,440,000	1,386,000
Sasol Financing USA LLC 5.5% 3/18/2031		355,000	308,134
Sasol Financing USA LLC 6.5% 9/27/2028		215,000	208,096
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		200,000	205,884
			2,108,114
Metals & Mining - 0.0%
Stillwater Mining Co 4% 11/16/2026 (d)		670,000	637,130
TOTAL MATERIALS			2,745,244

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		1,080,000	1,077,980
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (d)		1,475,000	1,475,000
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		410,000	429,348
			2,982,328
TOTAL SOUTH AFRICA			9,106,563
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		2,200,000	2,243,791
CaixaBank SA 3.625% 9/19/2032 (b)(s)	EUR	4,400,000	4,720,516
			6,964,307
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		1,215,000	1,108,502
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (s)	EUR	1,000,000	1,108,013
TOTAL HEALTH CARE			2,216,515

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		245,000	231,711
TOTAL SPAIN			9,412,533
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (s)	EUR	2,400,000	2,365,007
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (i)(s)	EUR	950,000	785,039

TOTAL SWEDEN			3,150,046
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)		11,454,000	10,809,991
UBS Group AG 2.125% 11/15/2029 (b)(s)	GBP	2,000,000	2,282,684
UBS Group AG 3.75% 3/26/2025		7,059,000	7,032,801
UBS Group AG 4.125% 6/9/2033 (b)(s)	EUR	1,050,000	1,171,576
UBS Group AG 4.125% 9/24/2025 (d)		6,852,000	6,816,660
UBS Group AG 4.75% 3/17/2032 (b)(s)	EUR	6,120,000	7,028,388
UBS Group AG 6.537% 8/12/2033 (b)(d)		30,000,000	32,464,169
			67,606,269
Insurance - 0.1%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(s)		2,399,000	2,393,003
Argentum Netherlands BV 5.75% 8/15/2050 (b)(s)		4,850,000	4,837,773
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		1,600,000	1,588,432
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(s)		2,500,000	2,171,825
			10,991,033
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		3,273,000	2,887,309
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		1,670,000	1,641,793
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		900,000	900,799
			5,429,901
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		2,087,000	2,094,319
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		380,000	327,203
			2,421,522
TOTAL SWITZERLAND			86,448,725
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		4,520,000	4,595,032
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		655,000	467,611
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		555,000	588,106
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (d)		1,100,000	1,109,647
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		2,805,000	2,764,075
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		575,000	571,584
TOTAL TURKEY			5,033,412
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		356,106	268,860
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (s)		471,730	438,709

TOTAL UKRAINE			707,569
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		700,000	660,191
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		418,117	361,788
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		2,575,000	2,132,744
			3,154,723
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		880,000	838,473
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		430,000	443,123
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		740,000	676,848
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		545,000	519,461
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		965,000	911,019
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		510,000	526,391
			3,915,315
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		1,415,000	1,334,770
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		785,000	756,053
			2,090,823
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (s)		460,000	477,038
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		795,000	644,888
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		555,000	546,253
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		620,000	608,747
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		880,000	848,100
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		305,000	305,430
			2,953,418
TOTAL UNITED ARAB EMIRATES			12,591,317
UNITED KINGDOM - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		370,000	341,462
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		1,600,000	1,413,036
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		1,965,000	1,703,452
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		150,000	152,224
Vodafone Group PLC 4.875% 10/3/2078 (b)(s)	GBP	2,300,000	2,905,658
			4,761,334
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		1,515,000	1,566,625
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		1,650,000	1,713,007
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		1,630,000	1,719,766
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		1,095,000	1,150,722
			6,150,120
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		2,360,000	2,283,569
Broadline Retail - 0.1%
John Lewis PLC 4.25% 12/18/2034 (s)	GBP	360,000	355,211
John Lewis PLC 6.125% 1/21/2025	GBP	6,141,000	7,817,272
			8,172,483
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (s)	EUR	1,100,000	1,181,132
InterContinental Hotels Group PLC 3.375% 10/8/2028 (s)	GBP	935,000	1,118,739
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (d)		600,000	587,129
Whitbread Group PLC 2.375% 5/31/2027 (s)	GBP	915,000	1,086,783
			3,973,783
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (s)	GBP	1,590,000	1,628,201
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		1,895,000	1,897,369
TOTAL CONSUMER DISCRETIONARY			24,105,525

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (s)	GBP	1,005,000	1,145,518
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (s)	EUR	425,000	471,491
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		13,161,000	14,196,051
BAT International Finance PLC 4.125% 4/12/2032 (s)	EUR	4,380,000	4,784,756
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)		691,000	687,459
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		7,555,000	7,778,636
Reynolds American Inc 4.45% 6/12/2025		3,319,000	3,312,608
Reynolds American Inc 5.7% 8/15/2035		1,538,000	1,580,557
Reynolds American Inc 5.85% 8/15/2045		12,953,000	12,807,376
Reynolds American Inc 6.15% 9/15/2043		1,637,000	1,682,667
Reynolds American Inc 7.25% 6/15/2037		1,835,000	2,070,953
			48,901,063
TOTAL CONSUMER STAPLES			50,518,072

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
eG Global Finance PLC 12% 11/30/2028 (d)		6,445,000	7,224,786
Harbour Energy PLC 5.5% 10/15/2026 (d)		400,000	398,216
			7,623,002
Financials - 0.8%
Banks - 0.8%
Barclays PLC 5.088% 6/20/2030 (b)		14,797,000	14,599,968
Barclays PLC 5.2% 5/12/2026		6,970,000	6,976,101
Barclays PLC 5.262% 1/29/2034 (b)(s)	EUR	2,720,000	3,225,357
Barclays PLC 5.69% 3/12/2030 (b)		15,000,000	15,307,583
Barclays PLC 5.829% 5/9/2027 (b)		23,950,000	24,223,065
Barclays PLC 6.224% 5/9/2034 (b)		13,560,000	14,289,080
Barclays PLC 6.49% 9/13/2029 (b)		18,477,000	19,407,311
Barclays PLC 8.407% 11/14/2032 (b)(s)	GBP	800,000	1,088,736
HSBC Holdings PLC 4.787% 3/10/2032 (b)(s)	EUR	2,340,000	2,691,892
HSBC Holdings PLC 4.856% 5/23/2033 (b)(s)	EUR	3,000,000	3,497,563
HSBC Holdings PLC 6.8% 9/14/2031 (b)	GBP	575,000	786,873
HSBC Holdings PLC 8.201% 11/16/2034 (b)(s)	GBP	1,900,000	2,655,992
Lloyds Banking Group PLC 1.985% 12/15/2031 (b)	GBP	1,840,000	2,197,458
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(s)	EUR	2,900,000	3,315,368
NatWest Group PLC 2.105% 11/28/2031 (b)(s)	GBP	3,085,000	3,696,463
NatWest Group PLC 3.073% 5/22/2028 (b)		9,805,000	9,395,682
NatWest Group PLC 4.771% 2/16/2029 (b)(s)	EUR	2,035,000	2,268,157
NatWest Group PLC 4.8% 4/5/2026		9,111,000	9,112,102
NatWest Group PLC 7.416% 6/6/2033 (b)(s)	GBP	1,550,000	2,075,633
Virgin Money UK PLC 7.625% 8/23/2029 (b)(s)	GBP	1,665,000	2,292,865
			143,103,249
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (s)	GBP	1,425,000	2,043,766
TOTAL FINANCIALS			145,147,015

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		145,000	133,713
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (s)	EUR	2,035,000	2,158,725
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (s)	GBP	1,300,000	1,614,898
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (s)	GBP	1,905,000	2,425,676
TOTAL INDUSTRIALS			6,199,299

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		575,000	611,408
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		650,000	93,184
TOTAL MATERIALS			704,592

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (s)	GBP	900,000	1,133,170
Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(s)	EUR	2,315,000	2,345,938
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (s)	EUR	1,950,000	2,094,358
			4,440,296
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (s)	EUR	1,650,000	1,756,122
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		2,355,000	2,357,672
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (s)	GBP	695,000	710,220
Anglian Water Services Financing PLC 5.875% 6/20/2031 (s)	GBP	705,000	901,849
Anglian Water Services Financing PLC 6.25% 9/12/2044 (s)	GBP	915,000	1,145,544
Anglian Water Services Financing PLC 6.293% 7/30/2030 (s)	GBP	1,225,000	1,592,230
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (s)	GBP	575,000	687,013
Southern Water Services Finance Ltd 1.625% 3/30/2027 (s)	GBP	878,000	874,582
Southern Water Services Finance Ltd 2.375% 5/28/2028 (s)	GBP	600,000	593,672
SW Finance I PLC 7.375% 12/12/2041 (s)	GBP	799,000	855,259
			7,360,369
TOTAL UTILITIES			15,914,459

TOTAL UNITED KINGDOM			257,994,679
UNITED STATES - 20.3%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033		3,443,000	2,837,361
AT&T Inc 3.8% 12/1/2057		8,798,000	6,474,743
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		295,000	273,844
Consolidated Communications Inc 5% 10/1/2028 (d)		620,000	582,210
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		3,405,000	3,370,526
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		644,000	644,770
Frontier Communications Holdings LLC 5.875% 11/1/2029		705,000	706,035
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		761,000	810,826
Level 3 Financing Inc 10% 10/15/2032 (d)		250,000	249,398
Level 3 Financing Inc 10.5% 5/15/2030 (d)		3,766,000	4,133,178
Level 3 Financing Inc 11% 11/15/2029 (d)		526,321	598,046
Level 3 Financing Inc 3.625% 1/15/2029 (d)		570,000	454,575
Level 3 Financing Inc 3.75% 7/15/2029 (d)		125,000	97,707
Level 3 Financing Inc 3.875% 10/15/2030 (d)		465,000	370,838
Level 3 Financing Inc 4% 4/15/2031 (d)		120,000	95,099
Level 3 Financing Inc 4.25% 7/1/2028 (d)		250,000	221,250
Level 3 Financing Inc 4.5% 4/1/2030 (d)		3,060,000	2,558,033
Level 3 Financing Inc 4.625% 9/15/2027 (d)		125,000	115,000
Level 3 Financing Inc 4.875% 6/15/2029 (d)		145,000	126,681
Lumen Technologies Inc 4.5% 1/15/2029 (d)		264,000	221,760
Verizon Communications Inc 2.355% 3/15/2032		51,205,000	43,209,165
Verizon Communications Inc 2.55% 3/21/2031		30,387,000	26,569,510
Verizon Communications Inc 3.75% 2/28/2036	EUR	840,000	921,045
Verizon Communications Inc 4.78% 2/15/2035 (d)		2,599,000	2,534,150
Verizon Communications Inc 5.012% 4/15/2049		324,000	315,002
Zayo Group Holdings Inc 4% 3/1/2027 (d)		2,294,000	2,163,142
			100,653,894
Media - 1.7%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		2,880,000	2,759,018
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		2,020,000	1,684,262
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		2,079,000	1,861,684
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		1,789,000	1,580,660
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		3,695,000	3,204,869
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)(t)		1,635,000	1,487,890
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(t)		3,275,000	2,947,048
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		170,000	167,704
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)		1,945,000	1,893,924
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		2,094,000	1,691,620
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		22,000,000	14,968,665
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		14,572,000	13,325,486
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		7,000,000	5,526,092
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		20,443,000	17,309,484
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		27,821,000	23,763,541
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		20,184,000	16,858,923
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		8,676,000	8,926,321
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		5,093,000	5,006,930
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,988,000	6,277,248
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,000,000	2,033,359
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)(t)		1,113,000	1,086,309
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,305,000	1,155,006
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		1,990,000	2,060,297
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		1,325,000	1,405,573
Comcast Corp 6.45% 3/15/2037		797,000	884,145
CSC Holdings LLC 3.375% 2/15/2031 (d)		5,210,000	3,778,280
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,490,000	1,119,237
CSC Holdings LLC 4.5% 11/15/2031 (d)		630,000	472,843
CSC Holdings LLC 4.625% 12/1/2030 (d)		4,075,000	2,276,528
CSC Holdings LLC 5.375% 2/1/2028 (d)		1,375,000	1,197,815
Discovery Communications LLC 3.625% 5/15/2030		7,624,000	6,895,445
Discovery Communications LLC 4.125% 5/15/2029		439,000	414,955
DISH DBS Corp 5.125% 6/1/2029		823,000	545,046
DISH DBS Corp 7.375% 7/1/2028		205,000	155,038
DISH Network Corp 11.75% 11/15/2027 (d)		2,919,000	3,101,204
EchoStar Corp 10.75% 11/30/2029		14,055,225	15,204,603
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		3,810,988	3,441,288
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)(t)		1,870,000	1,977,963
Sirius XM Radio Inc 4.125% 7/1/2030 (d)		1,020,000	920,284
Sirius XM Radio Inc 5.5% 7/1/2029 (d)		695,000	679,231
Time Warner Cable LLC 4.5% 9/15/2042		10,467,000	8,179,973
Time Warner Cable LLC 5.5% 9/1/2041		4,708,000	4,145,565
Time Warner Cable LLC 5.875% 11/15/2040		6,004,000	5,543,277
Time Warner Cable LLC 6.55% 5/1/2037		17,014,000	16,905,571
Time Warner Cable LLC 7.3% 7/1/2038		14,056,000	14,807,267
Univision Communications Inc 6.625% 6/1/2027 (d)		5,783,000	5,762,371
Univision Communications Inc 8% 8/15/2028 (d)		1,090,000	1,112,270
Univision Communications Inc 8.5% 7/31/2031 (d)		870,000	863,072
Warnermedia Holdings Inc 3.755% 3/15/2027		9,262,000	8,970,330
Warnermedia Holdings Inc 4.054% 3/15/2029		2,771,000	2,621,268
Warnermedia Holdings Inc 4.279% 3/15/2032		46,121,000	41,618,465
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	1,500,000	1,638,891
Warnermedia Holdings Inc 5.05% 3/15/2042		7,082,000	5,983,485
Warnermedia Holdings Inc 5.141% 3/15/2052		50,412,000	40,523,962
			340,721,585
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		10,000,000	8,457,335
T-Mobile USA Inc 3.75% 4/15/2027		12,950,000	12,686,345
T-Mobile USA Inc 3.875% 4/15/2030		23,000,000	21,974,944
T-Mobile USA Inc 4.375% 4/15/2040		2,795,000	2,516,775
T-Mobile USA Inc 4.5% 4/15/2050		5,491,000	4,747,661
			50,383,060
TOTAL COMMUNICATION SERVICES			491,758,539

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Dana Financing Luxembourg Sarl 5.75% 4/15/2025 (d)		260,000	260,099
Patrick Industries Inc 6.375% 11/1/2032 (d)		710,000	702,416
			962,515
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		8,282,000	8,301,496
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025		465,000	458,652
Match Group Holdings II LLC 3.625% 10/1/2031 (d)(t)		385,000	333,985
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		665,000	601,869
Nordstrom Inc 4.25% 8/1/2031		1,180,000	1,038,591
Nordstrom Inc 4.375% 4/1/2030		610,000	557,354
Wayfair LLC 7.25% 10/31/2029 (d)(t)		1,130,000	1,145,134
			4,135,585
Distributors - 0.0%
Gates Corp/DE 6.875% 7/1/2029 (d)		586,000	601,439
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,060,000	1,126,132
			1,727,571
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		115,000	105,130
Service Corp International/US 5.125% 6/1/2029		700,000	688,747
Service Corp International/US 5.75% 10/15/2032		585,000	582,832
Sotheby's 7.375% 10/15/2027 (d)		1,695,000	1,676,088
StoneMor Inc 8.5% 5/15/2029 (d)		635,000	571,778
TKC Holdings Inc 10.5% 5/15/2029 (d)		2,464,000	2,519,327
TKC Holdings Inc 6.875% 5/15/2028 (d)		2,109,000	2,107,950
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(t)		3,315,000	3,311,050
			11,562,902
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (d)		1,338,000	1,309,995
Aramark Services Inc 5% 4/1/2025 (d)		20,000	19,955
Caesars Entertainment Inc 6% 10/15/2032 (d)		1,845,000	1,813,546
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		2,400,000	2,448,182
Caesars Entertainment Inc 7% 2/15/2030 (d)		2,236,000	2,305,937
Caesars Entertainment Inc 8.125% 7/1/2027 (d)		335,000	341,347
Carnival Corp 10.5% 6/1/2030 (d)		1,215,000	1,303,207
Carnival Corp 6% 5/1/2029 (d)		1,925,000	1,931,733
Carnival Corp 6.65% 1/15/2028		225,000	232,232
Carnival Corp 7.625% 3/1/2026 (d)		3,750,000	3,774,340
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		650,000	640,250
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (d)		3,705,000	3,470,983
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		895,000	789,125
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		1,775,000	1,625,288
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		620,000	620,911
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		990,000	998,730
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		490,000	494,836
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (d)		2,500,000	2,529,878
Life Time Inc 5.75% 1/15/2026 (d)		2,128,000	2,127,232
Life Time Inc 6% 11/15/2031 (d)		3,175,000	3,176,026
Life Time Inc 8% 4/15/2026 (d)		3,404,000	3,417,555
Lindblad Expeditions LLC 6.75% 2/15/2027 (d)		325,000	326,018
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		1,735,000	1,561,216
McDonald's Corp 3.5% 7/1/2027		3,551,000	3,465,293
MGM Resorts International 6.5% 4/15/2032 (t)		1,185,000	1,196,815
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		1,980,000	1,967,662
NCL Corp Ltd 3.625% 12/15/2024 (d)		816,000	814,271
NCL Corp Ltd 5.875% 3/15/2026 (d)		690,000	689,961
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		1,485,000	1,466,421
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,095,000	1,093,352
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,200,000	1,202,094
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		2,240,000	2,268,152
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		2,520,000	2,574,548
Station Casinos LLC 4.5% 2/15/2028 (d)		1,190,000	1,136,872
Station Casinos LLC 6.625% 3/15/2032 (d)		1,175,000	1,177,981
Times Square Hotel Trust 8.528% 8/1/2026 (d)		201,529	202,031
Viking Cruises Ltd 9.125% 7/15/2031 (d)		440,000	476,304
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	468,962
VOC Escrow Ltd 5% 2/15/2028 (d)		670,000	654,089
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		640,000	675,953
Yum! Brands Inc 4.625% 1/31/2032		2,160,000	2,031,406
Yum! Brands Inc 5.375% 4/1/2032		510,000	500,180
			61,320,869
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		690,000	644,681
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		935,000	953,872
Landsea Homes Corp 8.875% 4/1/2029 (d)		511,000	523,949
LGI Homes Inc 4% 7/15/2029 (d)		780,000	705,942
LGI Homes Inc 7% 11/15/2032 (d)		2,075,000	2,093,634
LGI Homes Inc 8.75% 12/15/2028 (d)		480,000	509,234
Newell Brands Inc 5.7% 4/1/2026 (i)		262,000	263,476
Newell Brands Inc 6.375% 5/15/2030		1,160,000	1,181,583
Newell Brands Inc 6.375% 9/15/2027		460,000	466,431
Newell Brands Inc 6.625% 5/15/2032 (t)		990,000	1,007,379
Newell Brands Inc 6.625% 9/15/2029		715,000	734,022
Newell Brands Inc 6.875% 4/1/2036 (i)		290,000	294,848
Newell Brands Inc 7% 4/1/2046 (i)		510,000	487,376
TopBuild Corp 4.125% 2/15/2032 (d)		990,000	889,939
			10,756,366
Specialty Retail - 0.2%
Carvana Co 10.25% 5/1/2030 (d)		120,000	125,699
Carvana Co 12% 12/1/2028 pay-in-kind (b)(d)		642,110	683,932
Carvana Co 13% 6/1/2030 pay-in-kind (b)(d)		697,138	766,010
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		1,515,130	1,812,814
Carvana Co 4.875% 9/1/2029 (d)		1,471,000	1,220,930
Carvana Co 5.5% 4/15/2027 (d)		775,000	713,000
Carvana Co 5.625% 10/1/2025 (d)		2,940,000	2,910,872
Carvana Co 5.875% 10/1/2028 (d)		455,000	408,958
Champions Financing Inc 8.75% 2/15/2029 (d)		2,325,000	2,338,334
Hudson Automotive Group 8% 5/15/2032 (d)		730,000	765,863
LBM Acquisition LLC 6.25% 1/15/2029 (d)		895,000	837,374
Lowe's Cos Inc 3.35% 4/1/2027		1,437,000	1,398,313
Lowe's Cos Inc 3.75% 4/1/2032		27,423,000	25,570,645
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (t)		1,270,000	1,296,846
Staples Inc 10.75% 9/1/2029 (d)		2,215,000	2,183,838
Staples Inc 12.75% 1/15/2030 (d)		1,788,025	1,475,698
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		1,595,000	1,650,826
			46,159,952
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (d)		640,000	561,716
Levi Strauss & Co 3.5% 3/1/2031 (d)		640,000	568,068
Wolverine World Wide Inc 4% 8/15/2029 (d)		1,335,000	1,175,264
			2,305,048
TOTAL CONSUMER DISCRETIONARY			147,232,304

Consumer Staples - 0.2%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (d)		2,270,000	2,258,003
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,720,000	1,589,347
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		2,565,000	2,470,406
C&S Group Enterprises LLC 5% 12/15/2028 (d)		2,795,000	2,295,524
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		2,656,000	2,780,648
Performance Food Group Inc 5.5% 10/15/2027 (d)		1,314,000	1,306,615
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,845,000	1,861,362
United Natural Foods Inc 6.75% 10/15/2028 (d)		385,000	378,924
US Foods Inc 4.625% 6/1/2030 (d)(t)		580,000	552,505
US Foods Inc 4.75% 2/15/2029 (d)		655,000	631,980
US Foods Inc 5.75% 4/15/2033 (d)		1,020,000	1,007,126
US Foods Inc 6.875% 9/15/2028 (d)		820,000	847,278
Walgreens Boots Alliance Inc 8.125% 8/15/2029 (t)		750,000	755,195
			16,476,910
Food Products - 0.0%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(d)		880,000	929,528
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,160,000	1,216,704
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		650,000	685,632
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		3,330,000	3,101,155
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		160,000	146,508
Post Holdings Inc 4.625% 4/15/2030 (d)		775,000	726,693
Post Holdings Inc 5.5% 12/15/2029 (d)		1,209,000	1,178,951
Post Holdings Inc 6.25% 10/15/2034 (d)		650,000	642,318
Post Holdings Inc 6.25% 2/15/2032 (d)		1,515,000	1,530,720
Post Holdings Inc 6.375% 3/1/2033 (d)		2,240,000	2,231,267
			12,389,476
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		780,000	792,312
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042		10,924,000	9,134,584
Altria Group Inc 4.5% 5/2/2043		7,299,000	6,269,294
			15,403,878
TOTAL CONSUMER STAPLES			47,320,579

Energy - 1.9%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		1,125,000	1,140,379
Halliburton Co 3.8% 11/15/2025		86,000	85,177
Nabors Industries Inc 8.875% 8/15/2031 (d)		675,000	652,133
Nabors Industries Inc 9.125% 1/31/2030 (d)		310,000	322,295
Star Holding LLC 8.75% 8/1/2031 (d)		664,000	652,937
Transocean Aquila Ltd 8% 9/30/2028 (d)		417,538	428,586
Transocean Inc 8% 2/1/2027 (d)		2,847,000	2,845,793
Transocean Inc 8.25% 5/15/2029 (d)		790,000	797,240
Transocean Inc 8.5% 5/15/2031 (d)		1,270,000	1,287,922
Transocean Inc 8.75% 2/15/2030 (d)		238,000	247,934
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)		396,000	397,994
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		630,000	633,992
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		1,185,000	1,214,042
Valaris Ltd 8.375% 4/30/2030 (d)		2,620,000	2,668,367
			13,374,791
Oil, Gas & Consumable Fuels - 1.8%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		1,735,000	1,799,431
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		1,140,000	1,137,654
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		415,000	427,142
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		164,000	170,044
California Resources Corp 7.125% 2/1/2026 (d)		340,000	340,936
California Resources Corp 8.25% 6/15/2029 (d)		3,115,000	3,196,765
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		660,000	675,192
Cheniere Energy Partners LP 5.75% 8/15/2034 (d)		885,000	903,459
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		1,455,000	1,462,260
CITGO Petroleum Corp 7% 6/15/2025 (d)		2,944,000	2,947,612
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		1,568,000	1,630,853
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,230,000	1,145,550
CNX Resources Corp 7.25% 3/1/2032 (d)		1,240,000	1,287,002
CNX Resources Corp 7.375% 1/15/2031 (d)(t)		1,350,000	1,400,622
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		6,422,000	6,769,159
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		1,920,000	2,070,914
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		3,456,000	3,821,504
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		2,069,000	2,323,065
Comstock Resources Inc 5.875% 1/15/2030 (d)		2,424,000	2,285,599
Comstock Resources Inc 6.75% 3/1/2029 (d)(t)		1,640,000	1,616,987
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		2,500,000	2,644,473
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)		1,580,000	1,602,441
CVR Energy Inc 5.75% 2/15/2028 (d)		3,083,000	2,917,196
CVR Energy Inc 8.5% 1/15/2029 (d)		1,645,000	1,616,663
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		4,987,000	5,218,766
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		3,025,000	3,040,964
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		1,705,000	1,777,702
DT Midstream Inc 4.125% 6/15/2029 (d)		435,000	413,203
DT Midstream Inc 4.375% 6/15/2031 (d)		160,000	148,823
DT Midstream Inc 5.8% 12/15/2034 (d)(g)		583,000	593,291
Energy Transfer LP 3.75% 5/15/2030		9,728,000	9,179,101
Energy Transfer LP 4.95% 6/15/2028		7,159,000	7,209,015
Energy Transfer LP 5% 5/15/2050		21,347,000	19,041,498
Energy Transfer LP 5.25% 4/15/2029		4,040,000	4,099,768
Energy Transfer LP 5.4% 10/1/2047		9,219,000	8,673,437
Energy Transfer LP 5.8% 6/15/2038		3,992,000	4,069,903
Energy Transfer LP 6% 6/15/2048		3,699,000	3,746,226
Energy Transfer LP 6.125% 12/15/2045		900,000	928,547
Energy Transfer LP 6.25% 4/15/2049		2,774,000	2,906,320
Energy Transfer LP 7.375% 2/1/2031 (d)		760,000	800,366
EnLink Midstream Partners LP 4.15% 6/1/2025		625,000	621,341
EQM Midstream Partners LP 4.75% 1/15/2031 (d)(t)		540,000	518,465
EQM Midstream Partners LP 6% 7/1/2025 (d)		145,000	145,249
EQM Midstream Partners LP 6.5% 7/1/2027 (d)		120,000	122,950
Expand Energy Corp 4.75% 2/1/2032		1,190,000	1,132,456
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,530,000	1,534,593
Global Partners LP / GLP Finance Corp 7% 8/1/2027		2,462,000	2,480,925
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		75,000	78,718
Harvest Midstream I LP 7.5% 5/15/2032 (d)		700,000	719,300
Harvest Midstream I LP 7.5% 9/1/2028 (d)		2,310,000	2,363,150
Hess Corp 5.6% 2/15/2041		10,536,000	10,755,373
Hess Corp 5.8% 4/1/2047		8,479,000	8,825,477
Hess Corp 7.125% 3/15/2033		2,041,000	2,317,404
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		600,000	564,166
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		1,815,000	1,780,015
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		415,000	407,628
Hess Midstream Operations LP 5.625% 2/15/2026 (d)		2,025,000	2,022,463
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		515,000	526,684
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		770,000	793,596
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)		2,330,000	2,473,776
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		15,589,000	15,103,605
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		686,000	743,558
Kinder Morgan Inc 5.05% 2/15/2046		1,762,000	1,608,345
Kinetik Holdings LP 5.875% 6/15/2030 (d)(t)		3,385,000	3,377,984
Kinetik Holdings LP 6.625% 12/15/2028 (d)		640,000	655,294
Matador Resources Co 6.25% 4/15/2033 (d)		640,000	631,164
Matador Resources Co 6.5% 4/15/2032 (d)		1,420,000	1,423,530
Mesquite Energy Inc 7.25% (d)(e)(f)		4,592,000	0
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		1,770,000	1,739,872
MPLX LP 4.875% 12/1/2024		4,860,000	4,860,000
MPLX LP 4.95% 9/1/2032		14,675,000	14,477,801
MPLX LP 5.5% 2/15/2049		6,593,000	6,370,960
Murphy Oil Corp 6% 10/1/2032		415,000	406,299
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		647,000	579,028
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		2,050,000	2,095,658
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		630,000	662,713
Occidental Petroleum Corp 5.55% 3/15/2026		8,636,000	8,681,416
Occidental Petroleum Corp 6.45% 9/15/2036		8,786,000	9,231,413
Occidental Petroleum Corp 6.6% 3/15/2046		10,444,000	11,000,112
Occidental Petroleum Corp 7.5% 5/1/2031		12,314,000	13,715,641
ONEOK Inc 4.25% 9/24/2027		4,280,000	4,234,725
ONEOK Inc 4.4% 10/15/2029		4,476,000	4,397,663
ONEOK Inc 4.75% 10/15/2031		8,707,000	8,585,526
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		3,120,000	3,202,404
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		1,855,000	1,845,716
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		520,000	523,894
Permian Resources Operating LLC 7% 1/15/2032 (d)		325,000	334,606
Phillips 66 3.85% 4/9/2025		1,307,000	1,301,647
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,528,822
Prairie Acquiror LP 9% 8/1/2029 (d)		710,000	734,808
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		110,000	103,252
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		1,290,000	1,233,837
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		490,000	473,809
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		820,000	856,125
SM Energy Co 6.75% 8/1/2029 (d)		255,000	256,839
SM Energy Co 7% 8/1/2032 (d)		255,000	256,270
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,460,000	1,392,816
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,270,000	1,271,458
Sunoco LP 7% 5/1/2029 (d)		335,000	346,683
Sunoco LP 7.25% 5/1/2032 (d)		515,000	538,871
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		2,788,000	2,711,414
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,245,000	2,124,937
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		1,015,000	1,014,886
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		2,610,000	2,470,302
Talos Production Inc 9% 2/1/2029 (d)		325,000	340,028
Talos Production Inc 9.375% 2/1/2031 (d)		760,000	798,290
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		2,221,000	2,050,803
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		2,949,000	2,927,071
Western Gas Partners LP 4.65% 7/1/2026		2,834,000	2,817,192
Western Gas Partners LP 4.75% 8/15/2028		2,108,000	2,083,079
Williams Cos Inc/The 4% 9/15/2025		1,089,000	1,082,025
Williams Cos Inc/The 4.65% 8/15/2032		34,934,000	33,997,467
Williams Cos Inc/The 5.3% 8/15/2052		3,368,000	3,252,065
Williams Cos Inc/The 5.75% 6/24/2044		6,964,000	7,068,542
			354,745,447
TOTAL ENERGY			368,120,238

Financials - 8.3%
Banks - 3.2%
Bank of America Corp 3.419% 12/20/2028 (b)		8,456,000	8,126,637
Bank of America Corp 3.705% 4/24/2028 (b)		11,813,000	11,530,296
Bank of America Corp 4.25% 10/22/2026		5,344,000	5,295,945
Bank of America Corp 4.376% 4/27/2028 (b)		20,000,000	19,833,855
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,710,731
Bank of America Corp 5.015% 7/22/2033 (b)		121,493,000	121,948,018
Citigroup Inc 4.3% 11/20/2026		3,067,000	3,040,399
Citigroup Inc 4.4% 6/10/2025		7,473,000	7,453,200
Citigroup Inc 4.412% 3/31/2031 (b)		7,342,000	7,152,910
Citigroup Inc 4.45% 9/29/2027		10,486,000	10,373,751
Citigroup Inc 4.6% 3/9/2026		4,812,000	4,796,796
Citigroup Inc 4.91% 5/24/2033 (b)		54,777,000	54,105,301
Citizens Financial Group Inc 2.638% 9/30/2032		5,802,000	4,776,734
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		1,311,000	1,267,032
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		560,000	583,882
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		9,435,000	8,529,278
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(s)	EUR	1,050,000	1,155,296
JPMorgan Chase & Co 4.323% 4/26/2028 (b)		25,000,000	24,747,116
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		20,700,000	20,435,992
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		15,800,000	15,557,687
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		73,217,000	71,478,029
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		53,314,000	53,266,242
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		22,300,000	23,110,229
Synchrony Bank 5.4% 8/22/2025		14,157,000	14,170,522
Synchrony Bank 5.625% 8/23/2027		12,818,000	12,949,741
Wells Fargo & Co 3.526% 3/24/2028 (b)		19,749,000	19,197,803
Wells Fargo & Co 4.478% 4/4/2031 (b)		30,867,000	30,278,176
Wells Fargo & Co 4.897% 7/25/2033 (b)		30,571,000	30,223,280
Wells Fargo & Co 5.013% 4/4/2051 (b)		16,156,000	15,351,400
Wells Fargo & Co 5.499% 1/23/2035 (b)		8,163,000	8,365,852
Wells Fargo & Co 5.574% 7/25/2029 (b)		21,000,000	21,528,829
Western Alliance Bancorp 3% 6/15/2031 (b)		3,043,000	2,876,548
			643,217,507
Capital Markets - 2.3%
Ares Capital Corp 3.875% 1/15/2026		25,763,000	25,414,696
Ares Strategic Income Fund 5.7% 3/15/2028 (d)		17,019,000	17,078,715
AssuredPartners Inc 5.625% 1/15/2029 (d)		1,015,000	964,056
AssuredPartners Inc 7.5% 2/15/2032 (d)		1,515,000	1,541,184
Athene Global Funding 5.339% 1/15/2027 (d)		28,368,000	28,624,100
Athene Global Funding 5.583% 1/9/2029 (d)		12,707,000	12,963,771
Blackstone Private Credit Fund 4.7% 3/24/2025		38,436,000	38,340,852
Blackstone Private Credit Fund 4.875% 4/14/2026 (s)	GBP	1,460,000	1,829,182
Blackstone Private Credit Fund 7.05% 9/29/2025		18,929,000	19,226,284
Coinbase Global Inc 3.625% 10/1/2031 (d)(t)		1,650,000	1,432,334
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		18,352,000	15,657,582
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		39,245,000	34,604,614
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		72,922,000	70,975,191
Goldman Sachs Group Inc/The 3.75% 5/22/2025		7,259,000	7,225,598
Goldman Sachs Group Inc/The 3.8% 3/15/2030		11,810,000	11,237,405
Goldman Sachs Group Inc/The 6.75% 10/1/2037		3,974,000	4,400,853
Hightower Holding LLC 6.75% 4/15/2029 (d)		705,000	704,899
Hightower Holding LLC 9.125% 1/31/2030 (d)		2,235,000	2,364,722
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		680,000	647,222
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,360,000	1,365,500
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,705,000	1,774,261
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		655,000	612,286
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		705,000	709,381
Moody's Corp 3.25% 1/15/2028		4,181,000	4,033,811
Morgan Stanley 3.622% 4/1/2031 (b)		21,065,000	19,818,399
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	1,500,000	1,663,769
Morgan Stanley 4.21% 4/20/2028 (b)		20,000,000	19,743,181
Morgan Stanley 4.431% 1/23/2030 (b)		8,668,000	8,536,294
Morgan Stanley 4.889% 7/20/2033 (b)		44,206,000	43,759,932
Morgan Stanley 5.449% 7/20/2029 (b)		10,520,000	10,747,501
Morgan Stanley 6.407% 11/1/2029 (b)		30,000,000	31,692,190
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		7,181,000	7,306,158
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		1,295,000	1,335,583
			448,331,506
Consumer Finance - 1.4%
Ally Financial Inc 4.75% 6/9/2027		25,000,000	24,947,489
Ally Financial Inc 5.75% 11/20/2025		11,230,000	11,278,343
Ally Financial Inc 5.8% 5/1/2025		11,179,000	11,199,994
Ally Financial Inc 6.7% 2/14/2033 (t)		2,415,000	2,490,432
Ally Financial Inc 7.1% 11/15/2027		21,840,000	23,123,632
Ally Financial Inc 8% 11/1/2031		5,892,000	6,621,717
Capital One Financial Corp 2.636% 3/3/2026 (b)		10,020,000	9,958,243
Capital One Financial Corp 3.273% 3/1/2030 (b)		12,815,000	11,927,599
Capital One Financial Corp 3.65% 5/11/2027		29,451,000	28,716,584
Capital One Financial Corp 3.8% 1/31/2028		13,624,000	13,197,989
Capital One Financial Corp 4.927% 5/10/2028 (b)		27,617,000	27,622,886
Capital One Financial Corp 4.985% 7/24/2026 (b)		14,379,000	14,374,567
Capital One Financial Corp 5.247% 7/26/2030 (b)		22,350,000	22,469,992
Capital One Financial Corp 5.817% 2/1/2034 (b)		6,429,000	6,611,414
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,571,000	3,792,264
Discover Financial Services 4.1% 2/9/2027		6,829,000	6,737,878
Discover Financial Services 4.5% 1/30/2026		9,265,000	9,224,180
Encore Capital Group Inc 8.5% 5/15/2030 (d)		2,315,000	2,450,636
Encore Capital Group Inc 9.25% 4/1/2029 (d)		873,000	938,024
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	1,080,000	1,178,986
Ford Motor Credit Co LLC 4.95% 5/28/2027		10,000,000	9,934,300
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	1,775,000	2,297,673
Navient Corp 4.875% 3/15/2028 (t)		285,000	273,427
Navient Corp 5% 3/15/2027 (t)		305,000	300,925
Navient Corp 5.625% 8/1/2033		415,000	370,628
OneMain Finance Corp 3.5% 1/15/2027		385,000	369,866
OneMain Finance Corp 3.875% 9/15/2028		2,440,000	2,276,190
OneMain Finance Corp 5.375% 11/15/2029 (t)		1,770,000	1,722,848
OneMain Finance Corp 6.625% 5/15/2029		260,000	265,278
OneMain Finance Corp 7.125% 11/15/2031 (t)		1,125,000	1,158,843
OneMain Finance Corp 7.125% 3/15/2026		1,800,000	1,838,875
OneMain Finance Corp 9% 1/15/2029		5,000	5,321
PRA Group Inc 8.875% 1/31/2030 (d)		1,025,000	1,077,381
SLM Corp 4.2% 10/29/2025		750,000	739,223
Synchrony Financial 3.95% 12/1/2027		14,204,000	13,716,054
Synchrony Financial 5.15% 3/19/2029		9,383,000	9,309,153
			284,518,834
Financial Services - 1.0%
Block Inc 3.5% 6/1/2031		2,405,000	2,160,611
Block Inc 6.5% 5/15/2032 (d)		3,540,000	3,631,951
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,885,000	3,046,955
Corebridge Financial Inc 3.5% 4/4/2025		4,316,000	4,294,343
Corebridge Financial Inc 3.65% 4/5/2027		15,270,000	14,894,953
Corebridge Financial Inc 3.9% 4/5/2032		7,187,000	6,671,632
Corebridge Financial Inc 4.35% 4/5/2042		1,635,000	1,415,564
Corebridge Financial Inc 4.4% 4/5/2052		4,834,000	4,056,271
Equitable Holdings Inc 4.572% 2/15/2029 (d)		2,913,000	2,858,504
GN Bondco LLC 9.5% 10/15/2031 (d)(t)		838,000	891,876
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		670,000	687,142
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,815,000	1,567,641
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		3,931,000	3,778,889
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		3,835,000	3,779,396
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,425,000	1,414,506
Jackson Financial Inc 3.125% 11/23/2031		7,286,000	6,314,685
Jackson Financial Inc 5.17% 6/8/2027		6,781,000	6,836,361
Jackson Financial Inc 5.67% 6/8/2032		19,681,000	20,184,257
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		17,765,000	16,868,081
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		18,025,000	15,327,995
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		27,395,000	24,412,649
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		7,390,000	7,407,285
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		3,285,000	3,310,355
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		11,048,000	11,262,763
NCR Atleos Corp 9.5% 4/1/2029 (d)		1,020,000	1,116,197
NFE Financing LLC 12% 11/15/2029 (d)		11,866,050	11,895,715
PHH Escrow Issuer LLC 9.875% 11/1/2029 (d)		125,000	120,988
Pine Street Trust II 5.568% 2/15/2049 (d)		11,300,000	11,002,220
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,270,000	1,313,409
Windstream Services LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (d)		2,470,000	2,489,380
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		1,150,000	1,200,692
			196,213,266
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		530,000	501,978
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		550,000	560,397
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		630,000	647,270
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		550,000	572,407
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		2,270,000	2,162,992
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		255,000	255,007
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)		395,000	393,515
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		1,854,000	1,872,009
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		215,000	218,328
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		910,000	915,484
AmWINS Group Inc 4.875% 6/30/2029 (d)		1,310,000	1,240,642
AmWINS Group Inc 6.375% 2/15/2029 (d)		1,270,000	1,282,228
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		1,905,000	1,926,431
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		24,197,000	21,878,487
HUB International Ltd 7.25% 6/15/2030 (d)		1,295,000	1,343,323
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		4,589,000	4,532,843
Pacific LifeCorp 5.125% 1/30/2043 (d)		4,258,000	4,092,985
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		1,715,000	1,756,731
Prudential Financial Inc 5.375% 5/15/2045 (b)		6,348,000	6,334,844
Unum Group 3.875% 11/5/2025		7,835,000	7,759,996
Unum Group 5.75% 8/15/2042		9,271,000	9,379,723
			69,627,620
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (d)		279,000	279,000
Rithm Capital Corp 8% 4/1/2029 (d)		565,000	566,319
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		255,000	246,114
Starwood Property Trust Inc 3.75% 12/31/2024 (d)		950,000	949,309
Starwood Property Trust Inc 4.75% 3/15/2025		130,000	130,040
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,045,000	1,031,638
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		705,000	725,943
			3,928,363
TOTAL FINANCIALS			1,645,837,096

Health Care - 1.4%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2030		8,379,000	8,566,602
Amgen Inc 5.25% 3/2/2033		9,459,000	9,612,640
Amgen Inc 5.65% 3/2/2053		4,467,000	4,556,332
Amgen Inc 5.75% 3/2/2063		8,141,000	8,287,942
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		2,555,000	2,056,856
			33,080,372
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)(t)		2,065,000	1,909,032
Avantor Funding Inc 3.875% 11/1/2029 (d)		630,000	585,020
Avantor Funding Inc 4.625% 7/15/2028 (d)		605,000	584,518
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		5,570,000	5,673,422
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		890,000	904,503
			9,656,495
Health Care Providers & Services - 1.1%
Akumin Inc 8% 8/1/2028 (d)		710,000	589,300
Centene Corp 2.45% 7/15/2028		25,480,000	23,037,908
Centene Corp 2.625% 8/1/2031		7,320,000	6,117,713
Centene Corp 3.375% 2/15/2030		7,780,000	7,007,243
Centene Corp 4.25% 12/15/2027		8,475,000	8,195,391
Centene Corp 4.625% 12/15/2029		13,170,000	12,627,120
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		4,155,000	3,373,477
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		4,395,000	3,751,462
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		2,314,000	1,712,887
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		1,556,000	1,253,784
Cigna Group/The 3.05% 10/15/2027		5,900,000	5,669,796
Cigna Group/The 4.8% 8/15/2038		6,950,000	6,579,377
CVS Health Corp 3% 8/15/2026		1,290,000	1,250,778
CVS Health Corp 3.625% 4/1/2027		3,769,000	3,671,628
CVS Health Corp 4.78% 3/25/2038		10,528,000	9,562,972
CVS Health Corp 5% 1/30/2029		6,934,000	6,953,126
CVS Health Corp 5.25% 1/30/2031		2,843,000	2,849,907
DaVita Inc 4.625% 6/1/2030 (d)		4,185,000	3,920,011
DaVita Inc 6.875% 9/1/2032 (d)		1,865,000	1,926,271
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		1,355,000	1,384,150
HCA Inc 3.5% 9/1/2030		20,318,000	18,741,607
HCA Inc 3.625% 3/15/2032		1,921,000	1,731,834
HCA Inc 5.625% 9/1/2028		10,497,000	10,719,828
HCA Inc 5.875% 2/1/2029		9,711,000	9,990,385
LifePoint Health Inc 10% 6/1/2032 (d)		465,000	486,627
Modivcare Inc 5% 10/1/2029 (d)		407,000	279,075
Molina Healthcare Inc 6.25% 1/15/2033 (d)		2,498,000	2,519,201
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		2,425,000	2,344,867
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		575,000	584,023
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		2,320,164	2,308,563
Sabra Health Care LP 3.2% 12/1/2031		24,037,000	21,042,757
Sabra Health Care LP 3.9% 10/15/2029		4,785,000	4,505,684
Select Medical Corp 6.25% 12/1/2032 (d)(g)		1,755,000	1,758,485
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		2,220,000	2,282,009
Tenet Healthcare Corp 4.25% 6/1/2029		2,090,000	1,973,659
Tenet Healthcare Corp 4.375% 1/15/2030		2,000,000	1,873,786
Tenet Healthcare Corp 4.625% 6/15/2028		2,010,000	1,950,386
Tenet Healthcare Corp 6.125% 10/1/2028		990,000	992,343
Tenet Healthcare Corp 6.125% 6/15/2030		2,395,000	2,407,256
Tenet Healthcare Corp 6.25% 2/1/2027		859,000	859,609
Tenet Healthcare Corp 6.75% 5/15/2031		440,000	450,795
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		3,971,000	3,901,388
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		725,000	752,526
			205,890,994
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		260,000	256,718
IQVIA Inc 6.5% 5/15/2030 (d)		1,265,000	1,298,559
			1,555,277
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		870,000	805,941
Charles River Laboratories International Inc 4% 3/15/2031 (d)		1,655,000	1,496,948
			2,302,889
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		1,344,000	1,300,320
Bausch Health Cos Inc 11% 9/30/2028 (d)		1,035,000	1,014,274
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		1,805,000	1,493,759
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,180,000	660,799
Bausch Health Cos Inc 5.5% 11/1/2025 (d)		4,874,000	4,766,821
Bausch Health Cos Inc 9% 12/15/2025 (d)		959,000	939,864
Catalent Pharma Solutions Inc 3.5% 4/1/2030 (d)		1,210,000	1,191,451
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		2,437,000	2,515,401
Jazz Securities DAC 4.375% 1/15/2029 (d)		1,225,000	1,163,496
Mylan Inc 4.55% 4/15/2028		7,694,000	7,588,635
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		2,080,000	1,971,293
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(t)		1,510,000	1,382,252
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		195,000	196,478
Utah Acquisition Sub Inc 3.95% 6/15/2026		2,434,000	2,396,412
			28,581,255
TOTAL HEALTH CARE			281,067,282

Industrials - 0.9%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030		7,640,000	7,607,161
Boeing Co 5.705% 5/1/2040		7,640,000	7,407,811
Boeing Co 5.93% 5/1/2060		7,640,000	7,223,368
Boeing Co 6.259% 5/1/2027 (d)		3,625,000	3,714,690
Boeing Co 6.298% 5/1/2029 (d)		4,647,000	4,840,187
Boeing Co 6.388% 5/1/2031 (d)		3,520,000	3,707,771
Boeing Co 6.528% 5/1/2034 (d)		3,767,000	4,005,433
Boeing Co 6.858% 5/1/2054 (d)		5,671,000	6,158,869
Boeing Co 7.008% 5/1/2064 (d)		5,352,000	5,827,782
BWX Technologies Inc 4.125% 6/30/2028 (d)		1,125,000	1,068,368
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)		935,000	1,038,693
TransDigm Inc 4.625% 1/15/2029		2,220,000	2,105,821
TransDigm Inc 5.5% 11/15/2027		1,744,000	1,726,560
TransDigm Inc 6% 1/15/2033 (d)		650,000	649,938
TransDigm Inc 6.375% 3/1/2029 (d)		3,440,000	3,496,060
TransDigm Inc 6.625% 3/1/2032 (d)(t)		1,015,000	1,039,653
TransDigm Inc 6.75% 8/15/2028 (d)		1,670,000	1,703,332
TransDigm Inc 6.875% 12/15/2030 (d)		770,000	793,166
TransDigm Inc 7.125% 12/1/2031 (d)		765,000	795,169
			64,909,832
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(t)		3,975,000	4,027,172
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		510,000	501,879
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		499,000	503,015
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,625,000	1,480,268
Builders FirstSource Inc 6.375% 3/1/2034 (d)		705,000	718,501
Carrier Global Corp 4.5% 11/29/2032	EUR	790,000	902,724
Carrier Global Corp 5.9% 3/15/2034		1,609,000	1,702,833
Carrier Global Corp 6.2% 3/15/2054		996,000	1,113,268
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		3,268,000	3,304,115
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,325,000	1,358,915
Masterbrand Inc 7% 7/15/2032 (d)		427,000	437,894
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		595,000	605,695
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		1,602,000	1,525,992
			14,155,099
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 4.125% 8/1/2029 (d)		1,330,000	1,246,052
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,125,000	1,032,420
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		2,920,000	2,945,994
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		3,240,000	3,317,744
Artera Services LLC 8.5% 2/15/2031 (d)		6,595,000	6,553,184
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		3,578,000	3,795,947
Clean Harbors Inc 6.375% 2/1/2031 (d)		585,000	595,480
CoreCivic Inc 4.75% 10/15/2027		2,333,000	2,263,500
CoreCivic Inc 8.25% 4/15/2029		2,305,000	2,447,922
GEO Group Inc/The 10.25% 4/15/2031		1,805,000	1,975,930
GEO Group Inc/The 8.625% 4/15/2029		1,905,000	2,014,954
GFL Environmental Inc 3.5% 9/1/2028 (d)		655,000	618,555
GFL Environmental Inc 3.75% 8/1/2025 (d)		1,260,000	1,253,490
GFL Environmental Inc 5.125% 12/15/2026 (d)		1,240,000	1,235,565
GFL Environmental Inc 6.75% 1/15/2031 (d)		250,000	259,260
Madison IAQ LLC 5.875% 6/30/2029 (d)		2,490,000	2,377,894
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		495,000	459,322
Reworld Holding Corp 4.875% 12/1/2029 (d)		2,485,000	2,345,392
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,660,000	1,688,494
			38,427,099
Construction & Engineering - 0.0%
Pike Corp 5.5% 9/1/2028 (d)		2,660,000	2,603,051
Pike Corp 8.625% 1/31/2031 (d)		1,405,000	1,503,163
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		2,960,000	3,026,647
			7,132,861
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.05% 2/15/2026		760,000	767,475
Regal Rexnord Corp 6.3% 2/15/2030		1,237,000	1,290,201
Sensata Technologies BV 4% 4/15/2029 (d)		980,000	913,905
			2,971,581
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (d)		150,000	149,066
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		255,000	265,250
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		2,840,000	2,855,629
XPO Inc 6.25% 6/1/2028 (d)		380,000	385,572
XPO Inc 7.125% 2/1/2032 (d)		1,875,000	1,954,682
XPO Inc 7.125% 6/1/2031 (d)		630,000	653,136
			6,263,335
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		975,000	933,267
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (d)		130,000	129,878
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		1,105,000	1,144,624
			2,207,769
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)		136,000	142,073
Mueller Water Products Inc 4% 6/15/2029 (d)		625,000	583,244
			725,317
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)(t)		640,000	655,510
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)		690,000	729,048
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		1,509,500	1,508,795
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)		91,500	91,036
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		1,280,000	1,346,596
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (d)		341,000	343,892
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		445,000	345,988
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		1,640,000	1,275,100
			6,295,965
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		1,325,000	1,361,117
Corelogic Inc 4.5% 5/1/2028 (d)		95,000	88,533
TriNet Group Inc 3.5% 3/1/2029 (d)		2,195,000	2,015,115
TriNet Group Inc 7.125% 8/15/2031 (d)		725,000	745,492
			4,210,257
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025		13,572,000	13,454,711
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		305,000	312,556
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		565,000	583,586
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		1,565,000	1,661,754
Foundation Building Materials Inc 6% 3/1/2029 (d)		705,000	630,582
United Rentals North America Inc 6.125% 3/15/2034 (d)		2,355,000	2,390,116
			19,033,305
TOTAL INDUSTRIALS			170,359,592

Information Technology - 0.8%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		1,180,000	976,449
CommScope LLC 6% 3/1/2026 (d)		1,775,000	1,743,167
Viasat Inc 5.625% 9/15/2025 (d)		2,840,000	2,820,900
Viasat Inc 7.5% 5/30/2031 (d)		870,000	589,744
			6,130,260
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (d)(t)		1,810,000	1,745,985
CPI CG Inc 10% 7/15/2029 (d)		590,000	624,212
Insight Enterprises Inc 6.625% 5/15/2032 (d)		980,000	1,002,482
Lightning Power LLC 7.25% 8/15/2032 (d)		1,045,000	1,089,336
Sensata Technologies Inc 3.75% 2/15/2031 (d)		660,000	589,756
Sensata Technologies Inc 6.625% 7/15/2032 (d)		1,330,000	1,357,004
TTM Technologies Inc 4% 3/1/2029 (d)		1,310,000	1,224,536
			7,633,311
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		2,505,000	2,276,347
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		1,295,000	1,261,978
Ahead DB Holdings LLC 6.625% 5/1/2028 (d)		977,000	968,198
ASGN Inc 4.625% 5/15/2028 (d)		1,210,000	1,158,506
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		1,930,000	1,949,107
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,915,000	1,775,964
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		1,215,000	1,203,107
			10,593,207
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)		3,204,000	2,944,910
Broadcom Inc 2.45% 2/15/2031 (d)		45,257,000	39,473,134
Broadcom Inc 2.6% 2/15/2033 (d)		27,706,000	23,211,438
Broadcom Inc 3.187% 11/15/2036 (d)		7,432,000	6,109,566
Broadcom Inc 3.5% 2/15/2041 (d)		22,019,000	17,625,649
Entegris Inc 3.625% 5/1/2029 (d)		1,115,000	1,026,734
Entegris Inc 4.75% 4/15/2029 (d)		2,085,000	2,021,003
Entegris Inc 5.95% 6/15/2030 (d)		1,060,000	1,061,782
ON Semiconductor Corp 3.875% 9/1/2028 (d)		1,885,000	1,785,316
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (b)(d)(e)(k)		2,035,000	1,958,688
			97,218,220
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		675,000	663,091
Cloud Software Group Inc 8.25% 6/30/2032 (d)		4,101,000	4,272,776
Cloud Software Group Inc 9% 9/30/2029 (d)		5,856,000	5,928,567
Elastic NV 4.125% 7/15/2029 (d)		1,995,000	1,865,517
Gen Digital Inc 5% 4/15/2025 (d)		1,330,000	1,326,374
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		930,000	949,751
McAfee Corp 7.375% 2/15/2030 (d)		1,165,000	1,132,812
Oracle Corp 2.3% 3/25/2028		19,340,000	17,993,185
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,874,575	1,173,097
UKG Inc 6.875% 2/1/2031 (d)(t)		1,560,000	1,603,222
			36,908,392
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		1,545,000	1,534,960
Seagate HDD Cayman 8.25% 12/15/2029		560,000	600,797
Seagate HDD Cayman 8.5% 7/15/2031		315,000	339,655
Western Digital Corp 2.85% 2/1/2029		1,870,000	1,674,170
Western Digital Corp 3.1% 2/1/2032 (t)		780,000	659,285
Western Digital Corp 4.75% 2/15/2026		130,000	129,000
			4,937,867
TOTAL INFORMATION TECHNOLOGY			163,421,257

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		595,000	623,977
Celanese US Holdings LLC 6.6% 11/15/2028		8,341,000	8,636,351
Celanese US Holdings LLC 6.8% 11/15/2030		8,461,000	8,910,102
Celanese US Holdings LLC 6.95% 11/15/2033		4,943,000	5,287,012
Chemours Co/The 4.625% 11/15/2029 (d)		1,170,000	1,044,514
Chemours Co/The 5.375% 5/15/2027		3,986,000	3,918,014
Chemours Co/The 5.75% 11/15/2028 (d)		1,495,000	1,414,751
Chemours Co/The 8% 1/15/2033 (d)		1,250,000	1,256,969
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		1,280,000	1,246,083
GPD Cos Inc 10.125% 4/1/2026 (d)		746,000	718,737
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		2,612,192	2,200,772
LSB Industries Inc 6.25% 10/15/2028 (d)		715,000	694,863
Mativ Holdings Inc 8% 10/1/2029 (d)		635,000	640,241
Methanex US Operations Inc 6.25% 3/15/2032 (d)		1,745,000	1,741,280
Olin Corp 5% 2/1/2030 (t)		3,665,000	3,520,390
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		1,304,000	1,249,376
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		1,195,000	1,225,090
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		2,000,000	2,126,112
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)		620,000	591,387
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		1,775,000	1,727,973
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		1,240,000	1,227,968
Tronox Inc 4.625% 3/15/2029 (d)(t)		3,297,000	3,037,124
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		2,870,000	2,683,842
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		319,000	330,377
			56,053,305
Construction Materials - 0.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)		3,485,000	3,526,088
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		1,590,000	1,691,674
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)		1,000,000	1,067,427
			6,285,189
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		2,245,000	1,950,136
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		1,330,000	1,324,792
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (d)		100,000	85,221
Ball Corp 2.875% 8/15/2030		680,000	597,262
Ball Corp 6% 6/15/2029 (t)		420,000	427,245
Berry Global Inc 4.5% 2/15/2026 (d)		115,000	114,234
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		640,000	643,212
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		1,280,000	1,293,046
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		2,090,000	2,097,451
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		813,000	803,591
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		610,000	560,832
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,165,000	1,186,674
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		1,925,000	1,970,616
Sealed Air Corp 5% 4/15/2029 (d)		920,000	890,960
Sealed Air Corp 6.5% 7/15/2032 (d)		630,000	641,409
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		845,000	879,533
			15,466,214
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		4,220,000	4,415,154
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		68,000	71,546
ATI Inc 5.875% 12/1/2027		445,000	442,488
ATI Inc 7.25% 8/15/2030 (t)		1,375,000	1,437,424
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		640,000	644,500
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		1,290,000	1,296,556
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		640,000	651,939
Commercial Metals Co 3.875% 2/15/2031		775,000	699,079
Commercial Metals Co 4.125% 1/15/2030		1,175,000	1,094,766
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		100,000	90,305
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		739,000	708,290
Novelis Corp 3.875% 8/15/2031 (d)		645,000	566,632
Vibrantz Technologies Inc 9% 2/15/2030 (d)		1,850,000	1,750,327
			13,869,006
TOTAL MATERIALS			91,673,714

Real Estate - 1.9%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025		643,000	642,479
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,145,000	2,157,670
Piedmont Operating Partnership LP 2.75% 4/1/2032		2,906,000	2,334,202
Safehold GL Holdings LLC 2.8% 6/15/2031		788,000	679,444
Safehold GL Holdings LLC 2.85% 1/15/2032		745,000	636,379
Safehold GL Holdings LLC 5.65% 1/15/2035		700,000	701,446
Safehold GL Holdings LLC 6.1% 4/1/2034		2,520,000	2,617,560
Store Capital LLC 2.75% 11/18/2030		3,880,000	3,362,990
Store Capital LLC 4.625% 3/15/2029		3,549,000	3,444,241
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		2,210,000	1,905,195
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		4,474,000	4,753,150
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		5,205,000	4,564,799
Vici Properties LP / Vici Note Co Inc 3.5% 2/15/2025 (d)		72,000	71,625
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)		1,130,000	1,057,246
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		104,000	102,142
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		255,000	246,409
VICI Properties LP 4.375% 5/15/2025		1,727,000	1,719,818
VICI Properties LP 4.75% 2/15/2028		13,710,000	13,629,506
VICI Properties LP 4.95% 2/15/2030		20,675,000	20,442,372
VICI Properties LP 5.125% 5/15/2032		4,986,000	4,925,810
VICI Properties LP 5.75% 4/1/2034		42,000	42,881
Vornado Realty LP 2.15% 6/1/2026		3,551,000	3,382,950
WP Carey Inc 3.85% 7/15/2029		2,566,000	2,463,661
WP Carey Inc 4.25% 7/23/2032	EUR	395,000	438,335
			76,322,310
Health Care REITs - 0.7%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		3,230,000	3,065,512
Diversified Healthcare Trust 9.75% 6/15/2025		149,000	148,950
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,678,000	2,427,132
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,790,000	2,727,684
Healthpeak OP LLC 3.25% 7/15/2026		1,156,000	1,130,123
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,705,000	1,765,338
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,140,000	1,564,923
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		6,857,000	5,794,268
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026 (t)		3,396,000	3,078,529
Omega Healthcare Investors Inc 3.25% 4/15/2033		22,098,000	18,984,125
Omega Healthcare Investors Inc 3.375% 2/1/2031		6,759,000	6,086,926
Omega Healthcare Investors Inc 3.625% 10/1/2029		11,904,000	11,107,227
Omega Healthcare Investors Inc 4.5% 1/15/2025		3,878,000	3,872,679
Omega Healthcare Investors Inc 4.5% 4/1/2027		18,502,000	18,300,044
Omega Healthcare Investors Inc 4.75% 1/15/2028		10,700,000	10,626,440
Omega Healthcare Investors Inc 5.25% 1/15/2026		10,610,000	10,624,179
Ventas Realty LP 3% 1/15/2030		5,631,000	5,145,549
Ventas Realty LP 3.5% 2/1/2025		2,163,000	2,156,163
Ventas Realty LP 4% 3/1/2028		3,986,000	3,901,571
Ventas Realty LP 4.125% 1/15/2026		2,017,000	2,001,417
Ventas Realty LP 4.75% 11/15/2030		11,238,000	11,158,980
			125,667,759
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		815,000	834,407
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,649,000	3,184,859
Office REITs - 0.2%
Boston Properties LP 4.5% 12/1/2028		7,625,000	7,468,430
Boston Properties LP 6.75% 12/1/2027		11,623,000	12,169,188
COPT Defense Properties LP 2.25% 3/15/2026		3,379,000	3,263,051
COPT Defense Properties LP 2.75% 4/15/2031		6,606,000	5,684,443
Hudson Pacific Properties LP 4.65% 4/1/2029		15,534,000	12,645,635
			41,230,747
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		860,000	847,789
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(t)		1,035,000	964,442
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		254,000	205,263
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		732,000	635,927
Brandywine Operating Partnership LP 3.95% 11/15/2027		8,220,000	7,765,132
Brandywine Operating Partnership LP 4.55% 10/1/2029		8,895,000	8,159,391
Brandywine Operating Partnership LP 8.3% 3/15/2028		10,931,000	11,537,452
Essex Portfolio LP 5.5% 4/1/2034		1,530,000	1,562,532
Extra Space Storage LP 5.4% 2/1/2034		940,000	951,070
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		2,160,000	2,020,158
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		660,000	598,225
Kennedy-Wilson Inc 4.75% 2/1/2030		1,830,000	1,659,948
Tanger Properties LP 2.75% 9/1/2031		8,621,000	7,354,698
Tanger Properties LP 3.125% 9/1/2026		4,970,000	4,806,451
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		615,000	600,180
			49,668,658
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		1,451,000	1,231,400
American Homes 4 Rent LP 3.625% 4/15/2032		6,608,000	6,011,510
American Homes 4 Rent LP 5.5% 2/1/2034		3,037,000	3,090,646
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,275,000	6,811,360
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		1,240,000	1,258,545
Sun Communities Operating LP 2.3% 11/1/2028		3,294,000	2,989,862
Sun Communities Operating LP 2.7% 7/15/2031		8,306,000	7,117,405
Sun Communities Operating LP 4.2% 4/15/2032		280,000	260,468
Sun Communities Operating LP 5.7% 1/15/2033		2,100,000	2,136,721
			30,907,917
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/2025		5,199,000	5,185,315
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,439,000	9,953,163
Brixmor Operating Partnership LP 4.125% 5/15/2029		10,374,000	10,030,972
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,538,000	8,451,876
Kite Realty Group Trust 4.75% 9/15/2030		764,000	756,625
NNN REIT Inc 5.6% 10/15/2033		1,255,000	1,293,275
Realty Income Corp 2.2% 6/15/2028		1,564,000	1,439,929
Realty Income Corp 3.4% 1/15/2028		3,355,000	3,237,377
Retail Opportunity Investments Partnership LP 4% 12/15/2024		1,225,000	1,224,220
			41,572,752
Specialized REITs - 0.0%
American Tower Corp 4.05% 3/15/2032		714,000	674,779
American Tower Corp 5% 1/31/2030		582,000	585,771
American Tower Corp 5.45% 2/15/2034		680,000	694,597
American Tower Corp 5.55% 7/15/2033		820,000	842,017
Iron Mountain Inc 4.875% 9/15/2027 (d)		230,000	226,489
			3,023,653
TOTAL REAL ESTATE			372,413,062

Utilities - 1.2%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032		13,712,000	12,287,370
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		315,000	273,603
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		2,240,000	1,984,114
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		375,000	363,932
Cleco Corporate Holdings LLC 3.375% 9/15/2029		6,938,000	6,291,181
DPL Inc 4.125% 7/1/2025		1,715,000	1,705,249
DPL Inc 4.35% 4/15/2029		210,000	197,553
Duke Energy Corp 3.85% 6/15/2034	EUR	1,520,000	1,631,173
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		2,680,000	2,331,738
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		8,750,000	7,430,951
Exelon Corp 3.35% 3/15/2032		8,005,000	7,233,123
Exelon Corp 4.1% 3/15/2052		2,730,000	2,205,637
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (d)		740,000	703,818
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)(t)		395,000	404,222
NRG Energy Inc 3.375% 2/15/2029 (d)		1,130,000	1,033,342
NRG Energy Inc 3.625% 2/15/2031 (d)		930,000	828,739
NRG Energy Inc 5.25% 6/15/2029 (d)		1,200,000	1,176,734
NRG Energy Inc 5.75% 7/15/2029 (d)		1,820,000	1,801,729
NRG Energy Inc 6% 2/1/2033 (d)		1,270,000	1,262,920
NRG Energy Inc 6.25% 11/1/2034 (d)		1,945,000	1,944,778
PG&E Corp 5% 7/1/2028		2,262,000	2,220,784
PG&E Corp 5.25% 7/1/2030		1,800,000	1,768,541
PG&E Corp 7.375% 3/15/2055 (b)		1,661,000	1,716,563
Southern Co/The 1.875% 9/15/2081 (b)	EUR	2,385,000	2,352,695
Vistra Operations Co LLC 5% 7/31/2027 (d)		2,075,000	2,055,660
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		1,500,000	1,497,089
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		1,220,000	1,220,017
Vistra Operations Co LLC 6.875% 4/15/2032 (d)(t)		1,420,000	1,473,042
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		825,000	876,231
			68,272,528
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 3.3% 7/15/2025 (d)		36,313,000	35,873,021
AES Corp/The 3.95% 7/15/2030 (d)		37,328,000	34,763,189
Alpha Generation LLC 6.75% 10/15/2032 (d)		1,360,000	1,377,876
Calpine Corp 4.625% 2/1/2029 (d)		775,000	738,918
Calpine Corp 5.125% 3/15/2028 (d)		910,000	888,675
Sunnova Energy Corp 5.875% 9/1/2026 (d)		2,135,000	1,840,982
			75,482,661
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co 4.05% 4/15/2025		26,164,000	26,095,261
NiSource Inc 2.95% 9/1/2029		13,668,000	12,632,519
NiSource Inc 5.25% 2/15/2043		4,623,000	4,529,813
NiSource Inc 5.8% 2/1/2042		2,300,000	2,323,644
NiSource Inc 5.95% 6/15/2041		3,281,000	3,440,415
Puget Energy Inc 4.1% 6/15/2030		12,516,000	11,876,981
Puget Energy Inc 4.224% 3/15/2032		23,786,000	22,132,339
Sempra 6% 10/15/2039		5,447,000	5,740,288
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 6.8976% 5/15/2067 (b)(c)		1,401,000	1,401,971
			90,173,231
TOTAL UTILITIES			233,928,420

TOTAL UNITED STATES			4,013,132,083
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		265,000	266,987
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		440,000	441,569

TOTAL UZBEKISTAN			708,556
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		98,000	10,209
Petroleos de Venezuela SA 5.375% (f)(s)		353,900	32,619
Petroleos de Venezuela SA 6% (d)(f)		1,619,833	150,644
Petroleos de Venezuela SA 6% (d)(f)		1,847,331	170,269

TOTAL VENEZUELA			363,741
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		991,186	949,061
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		1,620,000	1,612,613
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		330,000	339,281
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		3,780,000	4,048,239

TOTAL ZAMBIA			6,000,133
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,593,957,018)			5,471,525,061

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc 7.125%	12,825	322,934
DigitalBridge Group Inc 7.15%	17,100	414,675
		737,609
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc 6.25% (b)	22,800	471,276
Dynex Capital Inc Series C, 6.9% (b)	11,400	290,814
Franklin BSP Realty Trust Inc 7.5%	18,900	404,649
MFA Financial Inc 7.5%	13,700	316,881
		1,483,620
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	7,100	185,807
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875%	16,525	381,728
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	550	9,008
Specialized REITs - 0.0%
National Storage Affiliates Trust 6%	6,925	162,738
TOTAL REAL ESTATE		739,281

TOTAL UNITED STATES		2,960,510
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,039,529)		2,960,510

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (s)(u)		1,486,000	1,519,492
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(u)		1,515,000	1,548,081
TOTAL BRAZIL			3,067,573
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(u)		545,000	547,620
Banco de Credito e Inversiones SA 8.75% (b)(d)(u)		550,000	593,227
Banco del Estado de Chile 7.95% (b)(d)(u)		480,000	502,257

TOTAL CHILE			1,643,104
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(s)(u)	EUR	3,955,000	3,439,736
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(s)(u)	EUR	1,555,000	1,597,471
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(s)(u)	EUR	4,700,000	4,703,196
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown Finance Sarl 7.875% (b)(u)		5,250,000	4,823,091
Aroundtown SA 3.375% (b)(s)(u)	EUR	6,000,000	5,676,068
Grand City Properties SA 1.5% (b)(s)(u)	EUR	6,000,000	5,987,449
			16,486,608
TOTAL GERMANY			21,189,804
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(s)(u)		1,000,000	970,437
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(u)		350,000	347,583
Network i2i Ltd 5.65% (b)(d)(u)		1,015,000	1,019,198

TOTAL INDIA			1,366,781
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (b)(s)(u)	EUR	1,780,000	1,948,868
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(u)		340,000	326,248
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(u)		902,000	897,337
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(u)		375,000	374,180
BBVA Bancomer SA/Texas 5.125% 1/18/2033 (b)(d)		485,000	461,757
BBVA Bancomer SA/Texas 8.45% 6/29/2038 (b)(d)		555,000	600,962
			2,334,236
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(u)		2,240,000	2,222,223
Cemex SAB de CV 9.125% (b)(d)(u)		485,000	539,162
			2,761,385
TOTAL MEXICO			5,095,621
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(e)(f)(p)(u)		390,000	19,500
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.248% (b)(s)(u)	EUR	5,790,000	6,258,037
Heimstaden Bostad AB 3.625% (b)(s)(u)	EUR	1,410,000	1,467,989
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(f)(s)(u)	EUR	2,605,000	1,073,605

TOTAL SWEDEN			8,799,631
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(s)(u)		7,755,000	775,500
UBS Group AG 7% (b)(s)(u)		644,000	679,858

TOTAL SWITZERLAND			1,455,358
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (b)(s)(u)		1,325,000	1,352,349
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (b)(s)(u)	EUR	4,415,000	4,692,225
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (b)(u)	GBP	250,000	323,217
Barclays PLC 8.875% (b)(s)(u)	GBP	1,000,000	1,345,207
Lloyds Banking Group PLC 5.125% (b)(u)	GBP	220,000	282,347
			1,950,771
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(s)(u)	GBP	765,000	962,617
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(s)(u)	GBP	1,475,000	1,876,764
TOTAL UNITED KINGDOM			9,482,377
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (b)(u)		625,000	624,622
Energy Transfer LP 6.625% (b)(u)		1,195,000	1,201,429
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (b)(c)(u)		3,330,000	3,335,593
			5,161,644
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 5.875% (b)(u)		2,280,000	2,321,465
Citigroup Inc 4.7% (b)(u)		1,040,000	1,051,863
Citigroup Inc 6.75% (b)(u)		585,000	582,990
Citigroup Inc 7.125% (b)(u)		1,195,000	1,233,107
JPMorgan Chase & Co 4.6% (b)(u)		690,000	696,942
M&T Bank Corp 3.5% (b)(u)		275,000	258,718
M&T Bank Corp 5.125% (b)(u)		545,000	541,502
Wells Fargo & Co 6.85% (b)(u)		1,115,000	1,171,438
			7,858,025
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (b)(u)		580,000	587,309
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(u)		2,495,000	2,174,139
Ally Financial Inc 4.7% (b)(u)		740,000	698,922
Discover Financial Services 5.5% (b)(u)		375,000	367,289
			3,240,350
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(e)(u)		613,000	611,512
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(u)		2,828,000	2,689,394
Air Lease Corp 6% (b)(u)		115,000	115,061
Aircastle Ltd 5.25% (b)(d)(u)		2,985,000	2,962,003
			5,766,458
TOTAL UNITED STATES			23,225,298
TOTAL PREFERRED SECURITIES (Cost $97,209,338)			84,980,156

U.S. Government Agency - Mortgage Securities - 23.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.9%
Fannie Mae 3.5% 7/1/2047	106,729	98,585
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	16,625	16,836
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	3,254	3,304
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.911% 6/1/2036 (b)(c)	8,421	8,564
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.249% 10/1/2033 (b)(c)	5,131	5,218
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.395% 7/1/2034 (b)(c)	8,408	8,564
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	6,791,644	5,970,609
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,004,157	830,991
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	11,847,304	9,052,674
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	3,186,878	2,801,619
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	3,021,469	2,656,206
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	104,746	92,083
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,670,865	1,473,053
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	71,733	63,061
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	982,446	813,023
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	8,462,086	6,979,000
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	72,737	63,944
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	3,293,292	2,895,169
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	998,176	826,041
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	155,937	137,086
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	152,039	133,659
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	555,844	488,649
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,022,802	846,420
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	9,561,524	7,306,081
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	199,812	175,157
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	197,111	172,790
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	65,354	57,290
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,042,655	862,849
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	830,242	727,799
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	206,224	180,778
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	107,829	94,524
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	213,926	186,995
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	221,005	193,183
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	224,798	173,948
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	152,560	133,354
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	219,477	191,848
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	226,936	198,367
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	3,859,153	2,948,827
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,818,143	3,894,958
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	339,453	274,094
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	3,814,972	3,442,990
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	645,538	553,118
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	2,845,757	2,409,877
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	9,208,950	7,798,430
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,722,466	2,226,348
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	6,429,525	5,249,830
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,536,601	6,940,953
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	17,223,943	14,731,106
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,831,915	7,479,144
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,573,462	3,894,390
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,661,154	3,117,543
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,750,752	1,420,221
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	5,734,297	4,658,867
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	9,043,895	7,376,034
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,171,144	946,014
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	13,592,428	12,267,087
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	636,864	572,179
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,851	13,557
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,173,931	5,280,372
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	931,253	799,091
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,268,806	1,838,343
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,800,958	1,469,391
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,095,722	2,515,140
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,408,641	3,576,319
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,411,782	1,147,012
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,403,251	3,294,618
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	261,475	236,388
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	260,330	235,516
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	371,238	335,156
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	137,839	124,959
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,910	14,425
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	4,602,334	3,729,129
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	43,677	35,391
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	11,442,711	9,250,220
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,772,303	4,660,884
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,289	14,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	72,945	59,105
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,536,518	1,247,393
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,522,250	1,233,908
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,366,519	1,104,686
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	2,632,500	2,368,412
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	790,166	679,261
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,482,612	1,266,179
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,637,696	2,960,017
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	392,228	354,719
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	7,300,758	6,230,423
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	17,800,704	15,185,454
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	441,001	398,828
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	883,385	797,250
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,599,833	2,208,933
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	576,397	495,136
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	265,005	225,160
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,957,298	2,532,058
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,919,574	2,476,949
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,307,812	3,676,261
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,898,060	1,545,650
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	638,430	518,297
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	353,236	287,210
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	51,334	41,450
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	174,203	140,661
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	572,570	485,765
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	4,451,643	3,776,748
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,207,218	1,144,431
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	15,766,428	14,575,238
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,918,620	2,467,595
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,996,212	1,676,501
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	733,360	619,115
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,202,642	1,140,651
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,104,480	1,048,556
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	683,123	625,376
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	2,729,127	2,399,493
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	16,442,046	14,003,959
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	14,270,768	12,007,478
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,005,837	849,144
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	269,706	259,644
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	779,221	739,397
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	86,125	81,250
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	328,229	309,790
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	6,828	6,463
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,416,681	4,074,709
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	5,136,511	4,730,779
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	2,331,883	2,072,820
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,601,788	1,408,318
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	553,390	487,587
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	16,256,064	13,652,514
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,879,666	9,222,190
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,944,758	5,873,729
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,355,012	4,529,155
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,153,446	2,041,458
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	623,214	587,895
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,733,168	4,488,908
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	6,339,805	6,003,792
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	7,466,287	6,876,527
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	110,221	92,568
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,442,296	6,294,536
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,988,765	3,378,599
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,460,126	3,780,642
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	535,254	496,487
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,607,858	1,490,903
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,251,556	1,160,909
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	684,618	649,622
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	183,319	153,844
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	855,347	759,520
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	272,111	230,485
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,205,532	1,143,891
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	45,219	38,090
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,110,794	1,057,074
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	764,891	673,939
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	763,490	677,953
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	959,014	846,178
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	151,575	133,457
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	405,013	358,245
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	108,243	92,023
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,552,447	4,677,056
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	20,584,303	17,519,122
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,163,524	15,373,677
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,428,781	5,427,281
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	11,260,906	9,506,640
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,784,648	2,350,845
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	5,733,038	4,882,922
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	13,514,959	11,489,794
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	221,479	204,123
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	2,086,352	1,852,610
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,865,776	2,525,010
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	781,958	691,175
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,257,445	3,620,813
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,656,908	6,521,514
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,522,729	1,448,369
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	4,648,728	4,087,237
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	962,384	809,754
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,592,780	8,089,388
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,221,488	7,776,286
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,827,844	9,974,170
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	306,954	258,273
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	5,319	5,100
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	34,916	33,347
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	1,745,208	1,658,053
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	9,063,151	8,610,541
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,903	10,789
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	39,392	35,922
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	53,963	48,849
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,344	12,988
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,322	12,167
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,288	12,041
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	611,715	554,292
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	7,599,387	6,676,567
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	779,806	684,380
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	5,455	5,216
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	1,530,550	1,455,550
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	6,573,314	6,187,980
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	12,152	11,017
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	3,126,189	2,795,412
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	8,442,614	7,491,271
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,567,550	2,253,357
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	12,839	12,266
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	137,383	131,338
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	866,408	834,709
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,814	9,819
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	353,956	321,020
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	288,503	261,475
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,040,823	3,613,270
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,916,404	3,502,016
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,491,235	1,312,014
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	758,662	665,113
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,530,128	4,868,954
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,384,406	7,397,699
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,284,188	4,662,327
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	19,649	18,766
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,226,843	2,137,998
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	812,550	772,733
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,816,889	2,676,215
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	4,543,363	4,277,026
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	13,779,210	12,123,176
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,534,386	1,346,621
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,343,831	3,812,272
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,717,358	2,392,475
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,293,235	2,021,925
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,523,287	1,473,565
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	28,440	27,266
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	207,938	198,452
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	11,036,617	10,539,971
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	597,379	575,747
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	171,978	162,111
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	98,220	88,937
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	90,006	81,410
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,442	6,723
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	59,789	54,285
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	100,851	91,297
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,342,110	2,959,243
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	843,762	740,510
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	782,422	685,943
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	852,358	747,255
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (v)	5,107,452	4,493,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,883,057	6,935,644
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	14,652,713	12,859,646
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,168,182	1,114,890
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	389,953	371,642
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	471,340	451,726
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	249,296	238,598
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	139,999	130,655
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,315	6,620
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	165,224	149,867
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,432,901	1,281,288
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,913,718	3,431,123
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	28,194	27,024
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	96,172	90,654
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	68,730	65,474
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,871	6,216
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,993,944	2,689,322
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	28,998	25,640
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	17,007,144	15,058,831
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	12,242	11,720
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	521,269	471,956
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	29,348	26,558
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,171	7,376
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,648	7,866
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,627	14,094
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	104,630	94,760
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	53,805	48,163
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,280,933	1,146,200
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	903,199	799,730
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	455,979	400,892
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	95,515	91,444
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	175,144	165,041
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,546	4,093
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,352	5,742
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	23,428	21,207
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,702,332	3,262,001
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	2,898,979	2,773,580
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,742,713	1,680,963
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	46,400	43,767
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	186,877	176,097
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	94,120	85,465
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,558,744	4,918,469
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	192,148	180,884
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	22,881	21,583
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	76,106	69,661
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	122,416	110,651
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	121,023	108,331
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	36,328	32,518
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	5,285,074	4,671,366
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,175,945	2,806,159
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	153,835	147,134
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	191,392	183,174
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	621,861	591,389
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,634,113	3,490,382
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	251,378	227,804
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	18,178	16,412
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,805	7,050
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	49,730	44,965
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,782	1,665
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	83,914	78,456
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	211,225	197,263
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	20,135	18,612
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	62,226	57,420
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	119,521	110,289
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	585,994	540,732
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,003,480	1,858,124
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	478,568	437,715
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	11,831	11,101
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	202,039	188,645
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	10,296	9,599
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	666,211	622,202
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	58,195	54,339
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	24,292	22,453
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	423,230	391,333
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,951,203	1,810,859
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	423,997	412,376
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	35,861	33,443
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	24,455	22,763
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	1,223,743	1,131,516
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	3,315,079	3,020,693
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	2,142,887	2,076,116
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	19,393	18,082
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	51,116	47,788
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,267,760	1,183,927
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	15,173	14,024
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	40,139	37,164
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	22,458	20,758
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	439,624	405,667
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,331,538	1,285,887
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	27,309	25,504
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,034,767	945,060
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	774,258	707,862
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	138,940	129,578
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	501,887	456,966
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	5,785,912	5,289,741
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	304,828	284,021
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,110,649	1,026,598
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	15,452,425	14,215,429
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	142,319	132,573
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,014,364	938,552
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	2,845,787	2,628,648
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	4,096,334	3,755,613
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	25,331	22,977
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	7,419,943	7,165,091
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	8,450	7,891
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	7,148	6,663
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	401,092	373,818
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,641,292	2,429,851
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	18,002,919	16,432,356
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	39,607	36,833
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	9,587	8,865
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	55,343	51,086
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	51,720	47,741
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	40,821	37,680
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	88,277	81,486
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,347,751	2,167,146
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	17,034	15,724
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,746,497	4,410,497
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,608,506	1,462,526
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	6,344,642	5,818,897
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	2,054,941	1,991,552
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	601	562
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	87,828	82,176
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	256,159	239,409
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	52,841	49,243
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	252,960	236,452
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	2,013,563	1,861,812
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,065,424	985,129
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	52,563	48,553
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	708,870	644,536
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	88,118	83,019
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,135	14,141
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	142,244	132,898
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,995	11,232
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	160,615	149,906
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	5,477,948	5,071,953
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,214,593	1,127,231
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,386	2,316
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,020	8,690
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,586	12,119
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,079	3,922
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	55,507	53,433
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	19,052	18,350
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,290	14,732
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	492,042	474,164
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,286	6,050
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,689	14,164
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	50,636	48,761
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	7,146	6,864
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,626	3,545
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	425,583	410,015
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	5,635	5,414
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	31,345	30,087
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,521,065	2,425,583
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	2,118,917	2,025,427
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	6,999,334	6,624,893
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	136,323	131,514
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	33,911	32,686
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	16,575	15,980
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,436	27,465
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	71,195	68,484
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	420,486	404,676
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	634,636	611,000
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,569	7,288
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,462	2,392
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,623	7,352
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	23,581	22,669
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	31,738	30,503
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	18,083	17,368
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,488,066	1,430,771
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,257,696	2,160,905
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,989	19,070
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,651,821	2,543,934
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	424,411	405,287
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	148,827	143,640
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,272	15,619
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,117	1,075
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,806	5,584
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,241	6,014
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	998,491	962,307
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	58,744	56,528
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,027	53,020
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,454	37,944
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,869	24,081
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	88,640	85,289
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,760	26,700
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	106,790	103,114
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	94,307	90,781
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	73,850	71,120
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	81,621	78,673
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,373	34,065
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	64,934	62,555
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	83,780	80,678
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	67,985	65,392
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,973	78,107
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	49,538	47,817
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	43,052	41,457
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	178,142	171,446
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	374,603	360,664
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	8,220	7,896
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	205,369	197,696
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	11,299	10,876
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	12,754	12,296
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	99,883	96,287
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,920	5,704
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,997	5,781
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,867	5,676
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,474	4,303
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,228	3,114
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,511	1,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,189	5,967
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,079	6,841
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,519	8,199
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,968	13,460
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,555	5,349
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	15,050	14,499
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,152	4,972
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	214,511	206,576
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,565	11,144
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	16,316	15,700
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	74,066	71,273
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	61,076	58,832
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	138,387	133,170
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	57,593	55,106
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	573,170	548,239
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	50,815	48,445
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,621	6,387
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	19,048	18,349
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,458	10,065
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	413,809	398,811
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	61,750	59,500
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	18,462	17,857
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,337	13,846
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	30,098	28,929
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,326	5,125
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	325,243	312,804
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,056	4,860
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	49,117	47,136
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	547,166	519,775
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	13,504	13,101
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,778	12,306
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,166	3,051
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,622	17,906
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,675	4,505
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	26,379	25,411
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,811	9,452
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,858	8,540
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,360	10,972
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	53,229	51,239
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,373	12,858
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,297	21,439
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	25,862	24,896
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,931	16,253
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,806	15,197
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,853	21,996
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	205,299	197,396
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,144	13,605
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,354	11,883
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	61,670	59,065
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	293,999	281,211
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	22,911,423	21,700,060
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,408	23,458
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	129,617	124,751
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	174,731	168,117
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	59,749	57,509
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	32,808	31,539
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,510	23,538
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,566	3,442
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,351	8,030
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,987	7,671
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	39,349	37,752
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	7,603,043	7,281,702
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	80,547	76,742
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	10,564,803	9,969,908
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	4,513,271	4,276,057
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	45,102	43,070
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,155,495	1,100,902
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	26,004	24,367
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	791,599	742,572
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	80,032	77,182
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,959	5,726
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	11,026	10,529
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	387,987	370,747
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	607,131	578,446
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	1,603	1,547
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,562	4,407
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	23,883	23,105
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	81,434	77,765
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	134,878	128,801
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	16,921	16,121
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	112,374	108,480
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	11,009	10,599
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	29,354	28,258
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,887	6,648
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,703	11,245
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	26,127	25,144
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,781	2,672
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	10,045	9,647
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	455,645	435,114
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	24,512	23,408
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	21,603	21,386
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,683	1,666
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,310	2,287
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	3,067	3,035
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,429	1,415
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	667	661
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,883	2,854
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	37,192	36,819
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	498,374	486,104
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	7,300	7,228
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	756	751
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	32,119	31,808
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	24,808	24,570
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	11,292	11,185
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,683	11,547
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	102,373	99,981
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	128,915	125,902
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	7,944	7,862
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	11,173	11,057
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	2,901	2,872
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	8,300	8,223
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	583,539	577,037
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	26,209	25,916
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	18,197	17,985
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	8,052	7,961
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	59,047	58,368
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,475	3,438
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	6,397	6,323
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	3,885	3,830
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	66,904	65,257
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,641	3,539
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	610	604
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	32,685	32,367
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	11,224	11,108
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	953	943
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,949	1,929
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	5,120	5,073
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	120,971	119,628
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,080	5,023
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,838	3,793
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	23,504	23,241
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	57,921	57,238
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,395	1,374
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,328	9,183
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	5,427,367	5,314,098
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	3,580,956	3,507,340
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,131,337	2,065,377
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	3,582	3,546
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	41,721	41,208
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,253	3,215
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	879,134	869,079
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,648,831	2,609,277
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,113,270	1,100,274
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	43,439	42,532
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	49,811	48,553
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	19,870	19,678
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	9,457	9,359
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	17,235	17,056
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	13,518	13,385
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	59,378	58,794
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	964	955
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,727,013	2,696,538
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,228	11,995
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	28,691	28,065
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	62,900	61,528
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	53,696	52,340
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	13,574	13,439
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	24,593	24,351
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	7,335	7,260
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	5,125	5,076
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	11,074	10,966
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,553	12,426
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	15,642	15,493
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	17,235	17,066
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	495,256	490,343
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	312,819	309,756
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	4,646	4,594
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	50,800	50,227
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	86,318	85,485
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,514	2,486
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,051	4,000
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,922	1,899
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,657	11,513
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	63,657	62,213
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	42,317	41,395
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	35,107	34,341
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	15,163	14,832
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	73,146	71,437
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	173,252	168,716
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,984	18,800
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,646	8,558
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	22,224	22,002
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,190	6,132
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	516	512
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,826	10,716
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,337	7,263
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	24,341	24,099
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,490	10,386
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,907	16,742
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,179	14,040
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,084	3,056
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,871	16,703
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,729	9,631
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,271	2,250
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,634	10,534
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	4,206	4,163
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,766	7,690
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,399	9,307
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	21,051	20,837
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	17,115	16,950
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,078	2,055
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,086,669	4,051,187
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	5,429	5,367
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	57,865	56,604
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	10,600	10,399
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	23,052	22,614
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	9,687	9,476
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	43,030	42,024
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	28,787	28,518
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	8,011	7,932
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,662	2,635
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	16,062	15,905
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	5,170	5,120
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	27,974	27,696
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	17,528	17,353
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	6,926	6,857
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	576,676	569,842
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	149,415	147,184
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	35,889	35,196
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	17,609	17,214
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	10,945	10,734
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	87,419	85,458
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	17,777	17,606
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	9,066	8,977
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,937	2,909
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,962	2,936
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,500	1,487
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	158,371	156,615
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	29,711	29,381
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,526	1,509
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,085	1,073
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,116	4,070
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,030	5,963
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,553	4,499
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	46,226	45,334
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	52,310	51,137
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,561	8,479
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,352	4,311
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,499	32,180
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,920	8,835
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,918	15,762
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,206	22,985
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,572	12,448
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,211	7,142
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,711	3,676
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,774	27,509
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,832	20,631
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,616	28,349
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,377	3,344
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,153	17,974
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,749	10,645
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	397	393
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,893	18,707
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,456	30,157
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,069	21,855
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,486	18,311
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,588	16,431
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,971	30,676
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,733	7,664
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,497	11,385
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,872	15,727
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,490	13,361
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,597	21,384
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,429	6,369
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,273	6,212
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,059	18,875
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,811	1,790
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,556	1,538
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,815	4,762
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,365	2,337
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,428,145	1,389,860
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,131	20,928
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,522	20,320
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,441	7,369
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,292	27,029
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,090	21,883
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,347	15,197
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,194	34,863
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,681	23,452
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,758	36,398
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,523	33,191
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,849	9,752
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,500	36,153
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,036	3,998
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,424	7,350
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,000	5,941
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,028	16,863
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,686	20,480
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,163	11,060
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,189	10,087
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,211	17,047
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,325	14,185
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,731	22,512
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,394	10,294
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,342	8,262
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,763	4,718
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	50,006	49,512
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	48,334	47,843
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,442	2,417
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	217,622	215,122
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,128	2,102
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,724	8,628
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	295,695	292,295
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	1,212,452	1,191,316
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	25,881	25,284
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,226	6,080
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	15,105	15,268
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	2,021,156	2,004,422
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	6,006,617	5,953,132
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	9,661	9,703
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	666,896	671,209
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,409,818	5,373,482
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,816,731	4,776,852
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,990,609	2,962,111
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	200,000	196,266
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	11,564,973	11,371,644
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,286,897	3,257,629
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	16,000,000	15,701,283
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	990,685	997,020
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	617,023	621,425
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	3,797,059	3,809,525
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	303,492	305,202
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	4,010	4,038
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	69,369	70,073
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	13,696	13,809
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	2,067	2,086
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	3,657,813	3,654,962
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,518	2,543
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	20,573	20,778
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,280	1,293
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	6,529	6,594
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	77,354	78,139
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	100,943	101,711
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,116	1,126
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	6,144,345	6,183,570
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	473,374	476,357
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	55,226	55,787
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	66,367	66,758
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	46,278	46,554
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	50,233	50,528
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	3,136	3,165
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	16,577	16,737
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	18,706	18,890
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	117,979	119,104
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	55,369	55,897
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	3,289	3,320
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	45,701	46,137
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	168,868	170,478
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	372	372
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	6,078	6,136
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	390,575	390,514
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	235,682	235,646
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	213,110	213,077
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (b)	248,119	247,817
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	8,393,613	8,465,402
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,842,582	2,879,331
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,067,088	4,066,286
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	20,344,976	20,404,543
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,279,932	1,287,280
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	21,512,151	21,487,742
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	8,387,922	8,386,268
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	12,451,363	12,557,857
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,624,468	4,664,020
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	985,837	996,734
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	4,838,570	4,837,616
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	4,980,625	5,023,224
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,906,297	4,940,593
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	3,274,236	3,310,425
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,873,950	1,873,581
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,516,011	2,550,110
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	5,926,406	5,977,093
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054 (r)	12,481,396	12,478,935
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,262	3,397
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	599	623
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	4,406	4,604
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	67,081	70,117
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	62,476	65,272
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	5,208	5,458
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	23,999	24,906
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	56,784	58,824
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	677	703
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	379	395
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	796	823
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	282	294
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,331	3,473
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,353	2,456
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,687	3,845
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	364	380
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	9,456	9,892
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	61,696	64,404
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,388,546	1,429,801
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	21,910	22,768
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,517	1,584
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	260	271
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	782	816
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	71,667	74,180
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	8,101	8,401
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	9,638	10,087
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	4,414,223	4,480,539
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	9,081,124	9,230,832
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	723,148	745,763
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,935,736	5,074,667
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,824,082	1,878,277
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	23,768	24,873
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	7,389,871	7,493,962
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	82,935	85,724
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	11,389	11,918
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	32,869	33,995
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	22,617	23,633
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,787	2,913
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,957,586	2,998,321
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	13,483,407	13,669,116
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	932	963
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,280	1,333
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,696	3,857
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	78,063	81,658
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	10,956,817	11,107,727
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,532	1,592
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,427	3,555
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,630	2,742
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	39,126	40,760
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,668,432	4,779,415
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,330,034	6,490,410
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	11,157,917	11,311,596
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,256	5,463
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	506	526
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,507	3,648
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	941	978
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	363	377
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	153	155
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	10,260	10,721
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	142,720	149,075
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	9,658,659	9,930,532
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	6,516,940	6,606,699
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	11,378,636	11,585,136
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,776	1,846
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,616	2,718
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,807	1,876
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,496	1,558
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	80	84
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	151,893	156,999
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	14,898,813	15,104,017
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	3,556	3,630
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,155	3,282
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	74	76
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,236	4,396
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	647	674
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	537	558
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,220	1,273
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	5,480	5,731
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	6,341,536	6,464,550
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,595,043	2,642,139
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	12,360,687	12,530,932
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,983,025	2,045,040
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	230	241
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	7,720,814	7,995,722
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,575	4,808
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	15,597,771	16,008,135
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	10,301	10,810
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	6,472,032	6,702,475
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	9,607	9,948
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	98,055	101,774
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	903	950
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	296	310
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,412	1,485
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,266,063	2,324,973
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	423	447
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	734	764
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	6,905,702	7,182,877
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	3,811,264	3,909,450
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	27,435	28,411
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,327	5,514
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	318	334
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	11,070	11,511
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,885,783	5,012,034
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,509	2,636
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	574	603
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	84,041	87,227
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	65,697	68,138
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	15,632	16,218
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	242	254
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	5,447,607	5,655,619
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (b)	95,468	98,058
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	1,605	1,620
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	31	32
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	225	233
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	91	94
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	793	827
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	124	131
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	26	26
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	30	30
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	559	564
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	183	184
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	119	124
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	380	393
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	95	99
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	114	119
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	191	199
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	204	215
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	17	17
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	13	13
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	35	36
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	74	77
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	74	77
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	48	50
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	106	110
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	60	63
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	102	106
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	300	312
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	756	783
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	336	340
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	300	314
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	937	970
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	134	141
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	62	64
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	21	22
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	221	229
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	345	357
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	145	150
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	979	1,014
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	338	350
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	26	27
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	697	721
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	169	175
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,134	1,196
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	40	41
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	20	21
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	40	41
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	4,423	4,633
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	126	132
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	248	260
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	467	469
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	42	44
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	47	49
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	123	129
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	218	230
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	323	340
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	27	28
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	23	24
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,760	2,858
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	6,751	6,991
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	356	373
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	937	987
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	163	171
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,253	1,297
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	825	855
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,610	4,856
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	742	775
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,747	1,809
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	615	648
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	180	181
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,299	1,345
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	104	108
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	616	638
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	86	90
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	212	222
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	524	550
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	143	149
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	473	499
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,723	1,840
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	75	75
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	35	35
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	906	915
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	698	723
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	144	149
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	52	54
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	138	143
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	433	448
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	53	56
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	458	475
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,555	1,637
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	6,132	6,460
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	12	12
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	24	24
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	15	15
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	966	976
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	12	13
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	122	126
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	415	429
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	300	311
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	242	251
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	65	68
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,611	1,668
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	138	143
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	155	162
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	70	74
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,746	1,822
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,250	1,318
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	585	594
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	334	337
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	206	211
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	283	290
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	191	197
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	608	623
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	50	52
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	543	557
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	68	70
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	186	191
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	174	181
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,217	1,274
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	163	167
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	284	290
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	336	345
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	105	108
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	207	210
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	264	268
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	86	89
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	426	447
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	134	137
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	171	176
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	355	364
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	125	130
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	571	603
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	55	55
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	233	237
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	185	189
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	87	89
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	607	631
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	362	382
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	645	648
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	364	375
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	800	817
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	295	301
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	75	75
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	167	172
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	630	644
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	224	233
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	239	242
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	282	288
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	406	418
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	149	152
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	114	116
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	118	121
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	96	98
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	422	440
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	143	150
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	7,315	7,519
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	158	158
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	108	110
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	399	409
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	133	135
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	42	44
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	495	515
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	259	270
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,370	3,563
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.445%, 5.945% 4/1/2037 (b)(c)	5,790	5,902
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.462%, 6.085% 1/1/2035 (b)(c)	1,655	1,688
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (b)(c)	795	808
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	4,454	4,536
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.565%, 6.065% 3/1/2037 (b)(c)	6,592	6,728
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%, 7.065% 9/1/2036 (b)(c)	1,378	1,406
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.638%, 6.887% 11/1/2036 (b)(c)	2,574	2,622
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.649%, 7.389% 5/1/2035 (b)(c)	10,506	10,702
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.673%, 6.711% 3/1/2033 (b)(c)	3,239	3,296
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.684%, 7.062% 5/1/2036 (b)(c)	4,307	4,394
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.7%, 7.177% 6/1/2042 (b)(c)	8,499	8,694
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.73%, 6.27% 3/1/2040 (b)(c)	11,402	11,723
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.556% 7/1/2035 (b)(c)	2,993	3,057
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.5% 8/1/2041 (b)(c)	18,912	19,339
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.788%, 6.163% 2/1/2036 (b)(c)	5,194	5,318
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 6.05% 1/1/2042 (b)(c)	39,905	41,027
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (b)(c)	2,632	2,694
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 6.06% 12/1/2039 (b)(c)	3,886	3,996
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.073% 12/1/2040 (b)(c)	360,246	369,834
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 6.297% 2/1/2042 (b)(c)	13,383	13,732
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.318% 9/1/2041 (b)(c)	3,822	3,919
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (b)(c)	5,051	5,176
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.82%, 6.195% 12/1/2035 (b)(c)	7,751	7,969
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.83%, 7.004% 10/1/2041 (b)(c)	3,341	3,399
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	8,574	8,796
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.505%, 6.755% 1/1/2035 (b)(c)	1,821	1,835
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 12/1/2034 (b)(c)	1,715	1,730
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 3/1/2035 (b)(c)	1,394	1,406
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.55%, 7.08% 10/1/2033 (b)(c)	774	781
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.565%, 7.315% 7/1/2035 (b)(c)	897	904
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.96%, 7.417% 9/1/2035 (b)(c)	1,590	1,618
Freddie Mac Gold Pool 1.5% 1/1/2036	3,975,175	3,494,620
Freddie Mac Gold Pool 1.5% 1/1/2051	11,735,682	8,967,383
Freddie Mac Gold Pool 1.5% 11/1/2035	4,188,416	3,682,083
Freddie Mac Gold Pool 1.5% 11/1/2035	256,114	225,152
Freddie Mac Gold Pool 1.5% 11/1/2050	107,203	82,853
Freddie Mac Gold Pool 1.5% 12/1/2035	3,186,351	2,801,156
Freddie Mac Gold Pool 1.5% 12/1/2040	599,917	496,462
Freddie Mac Gold Pool 1.5% 12/1/2050	76,891	59,426
Freddie Mac Gold Pool 1.5% 12/1/2050	30,927	23,932
Freddie Mac Gold Pool 1.5% 2/1/2036	189,801	166,856
Freddie Mac Gold Pool 1.5% 2/1/2036	2,902,572	2,551,683
Freddie Mac Gold Pool 1.5% 2/1/2041	1,029,022	851,567
Freddie Mac Gold Pool 1.5% 2/1/2051	11,921,936	9,109,702
Freddie Mac Gold Pool 1.5% 3/1/2036	119,834	105,047
Freddie Mac Gold Pool 1.5% 3/1/2041	1,044,835	864,653
Freddie Mac Gold Pool 1.5% 3/1/2051	9,485,776	7,248,201
Freddie Mac Gold Pool 1.5% 3/1/2051	25,605	19,814
Freddie Mac Gold Pool 1.5% 4/1/2036	205,999	180,581
Freddie Mac Gold Pool 1.5% 4/1/2041	1,065,990	882,160
Freddie Mac Gold Pool 1.5% 4/1/2041	4,293,506	3,553,092
Freddie Mac Gold Pool 1.5% 5/1/2036	214,907	187,853
Freddie Mac Gold Pool 1.5% 6/1/2036	214,225	187,256
Freddie Mac Gold Pool 1.5% 6/1/2051	60,845	47,082
Freddie Mac Gold Pool 1.5% 7/1/2035	4,446,068	3,912,755
Freddie Mac Gold Pool 1.5% 7/1/2036	174,808	152,801
Freddie Mac Gold Pool 1.5% 8/1/2035	3,505,821	3,085,292
Freddie Mac Gold Pool 1.5% 8/1/2036	131,002	114,511
Freddie Mac Gold Pool 2% 1/1/2051	4,171,109	3,379,721
Freddie Mac Gold Pool 2% 10/1/2041	19,223	16,279
Freddie Mac Gold Pool 2% 10/1/2051	8,585,545	6,970,017
Freddie Mac Gold Pool 2% 10/1/2051	1,491,858	1,212,070
Freddie Mac Gold Pool 2% 10/1/2051	480,895	390,706
Freddie Mac Gold Pool 2% 11/1/2041	1,748,008	1,480,268
Freddie Mac Gold Pool 2% 11/1/2041	3,513,399	2,975,258
Freddie Mac Gold Pool 2% 11/1/2050	15,935	12,912
Freddie Mac Gold Pool 2% 11/1/2050	19,852,449	16,234,720
Freddie Mac Gold Pool 2% 11/1/2051	5,067,955	4,100,073
Freddie Mac Gold Pool 2% 11/1/2051	7,750,031	6,286,877
Freddie Mac Gold Pool 2% 11/1/2051	445,690	362,104
Freddie Mac Gold Pool 2% 11/1/2051	1,751,134	1,422,720
Freddie Mac Gold Pool 2% 11/1/2051	693,311	563,285
Freddie Mac Gold Pool 2% 11/1/2051	65,485	52,630
Freddie Mac Gold Pool 2% 11/1/2051	2,058,389	1,662,703
Freddie Mac Gold Pool 2% 12/1/2035	610,262	550,758
Freddie Mac Gold Pool 2% 12/1/2035	355,748	321,839
Freddie Mac Gold Pool 2% 12/1/2051	5,945,648	4,830,581
Freddie Mac Gold Pool 2% 12/1/2051	1,056,399	858,278
Freddie Mac Gold Pool 2% 12/1/2051	489,098	395,384
Freddie Mac Gold Pool 2% 12/1/2051	517,298	419,959
Freddie Mac Gold Pool 2% 12/1/2051	484,966	393,104
Freddie Mac Gold Pool 2% 12/1/2051	275,316	222,392
Freddie Mac Gold Pool 2% 2/1/2036	302,151	272,879
Freddie Mac Gold Pool 2% 2/1/2036	352,863	319,009
Freddie Mac Gold Pool 2% 2/1/2041	1,659,007	1,415,269
Freddie Mac Gold Pool 2% 2/1/2042	2,217,431	1,877,791
Freddie Mac Gold Pool 2% 2/1/2051	8,708,011	7,121,142
Freddie Mac Gold Pool 2% 2/1/2052	15,771,154	12,749,308
Freddie Mac Gold Pool 2% 2/1/2052	6,904,993	5,597,060
Freddie Mac Gold Pool 2% 3/1/2036	1,711,252	1,539,582
Freddie Mac Gold Pool 2% 3/1/2036	270,769	244,537
Freddie Mac Gold Pool 2% 3/1/2041	1,861,393	1,601,299
Freddie Mac Gold Pool 2% 4/1/2041	17,827	15,180
Freddie Mac Gold Pool 2% 4/1/2042 (x)	9,183,086	7,833,922
Freddie Mac Gold Pool 2% 4/1/2052	320,405	257,512
Freddie Mac Gold Pool 2% 5/1/2036	459,623	415,094
Freddie Mac Gold Pool 2% 5/1/2041	1,539,846	1,308,321
Freddie Mac Gold Pool 2% 5/1/2051	20,542,115	16,779,449
Freddie Mac Gold Pool 2% 5/1/2051	800,558	651,419
Freddie Mac Gold Pool 2% 5/1/2051	424,216	343,199
Freddie Mac Gold Pool 2% 5/1/2051	993,006	803,361
Freddie Mac Gold Pool 2% 6/1/2035	26,056,210	23,540,006
Freddie Mac Gold Pool 2% 6/1/2041	2,569,044	2,182,773
Freddie Mac Gold Pool 2% 6/1/2050	5,713,262	4,657,846
Freddie Mac Gold Pool 2% 7/1/2041	18,449	15,675
Freddie Mac Gold Pool 2% 7/1/2041	10,830,040	9,272,752
Freddie Mac Gold Pool 2% 7/1/2051	440,140	357,870
Freddie Mac Gold Pool 2% 8/1/2035	1,057,522	954,408
Freddie Mac Gold Pool 2% 8/1/2036	10,185,343	9,198,578
Freddie Mac Gold Pool 2.5% 1/1/2041	3,665,058	3,240,704
Freddie Mac Gold Pool 2.5% 1/1/2042	2,403,647	2,108,819
Freddie Mac Gold Pool 2.5% 1/1/2052	8,264,032	6,986,961
Freddie Mac Gold Pool 2.5% 10/1/2041	1,186,697	1,043,363
Freddie Mac Gold Pool 2.5% 10/1/2050	2,289,421	1,944,214
Freddie Mac Gold Pool 2.5% 11/1/2031	1,016,276	963,837
Freddie Mac Gold Pool 2.5% 11/1/2041	760,690	670,237
Freddie Mac Gold Pool 2.5% 11/1/2041	641,628	565,734
Freddie Mac Gold Pool 2.5% 11/1/2051	2,681,619	2,252,134
Freddie Mac Gold Pool 2.5% 12/1/2051	1,843,521	1,548,265
Freddie Mac Gold Pool 2.5% 12/1/2051	5,630,548	4,762,198
Freddie Mac Gold Pool 2.5% 12/1/2051	6,978,514	5,911,002
Freddie Mac Gold Pool 2.5% 2/1/2030	262,634	252,324
Freddie Mac Gold Pool 2.5% 2/1/2035	1,278,850	1,185,827
Freddie Mac Gold Pool 2.5% 2/1/2042	2,313,513	2,051,430
Freddie Mac Gold Pool 2.5% 2/1/2051	6,530,295	5,563,999
Freddie Mac Gold Pool 2.5% 2/1/2051	4,976,447	4,207,418
Freddie Mac Gold Pool 2.5% 2/1/2052	3,579,691	3,004,135
Freddie Mac Gold Pool 2.5% 3/1/2032	4,503,648	4,267,281
Freddie Mac Gold Pool 2.5% 3/1/2037	2,190,427	2,016,722
Freddie Mac Gold Pool 2.5% 3/1/2051	4,769,217	4,026,251
Freddie Mac Gold Pool 2.5% 4/1/2042	494,259	435,179
Freddie Mac Gold Pool 2.5% 4/1/2047	3,575,964	3,026,709
Freddie Mac Gold Pool 2.5% 5/1/2035	3,378,589	3,128,608
Freddie Mac Gold Pool 2.5% 5/1/2041	5,021,664	4,459,069
Freddie Mac Gold Pool 2.5% 5/1/2051	27,308,638	23,216,543
Freddie Mac Gold Pool 2.5% 6/1/2031	989,557	942,893
Freddie Mac Gold Pool 2.5% 6/1/2040	386,949	343,598
Freddie Mac Gold Pool 2.5% 6/1/2041	585,432	516,551
Freddie Mac Gold Pool 2.5% 7/1/2032	1,438,120	1,360,827
Freddie Mac Gold Pool 2.5% 7/1/2036	3,226,800	2,993,091
Freddie Mac Gold Pool 2.5% 7/1/2051	4,121,292	3,496,005
Freddie Mac Gold Pool 2.5% 7/1/2051	4,260,227	3,613,860
Freddie Mac Gold Pool 2.5% 8/1/2032	3,173,066	3,001,104
Freddie Mac Gold Pool 2.5% 8/1/2041	538,238	474,573
Freddie Mac Gold Pool 2.5% 9/1/2041	1,181,580	1,046,619
Freddie Mac Gold Pool 2.5% 9/1/2051	54,241	45,639
Freddie Mac Gold Pool 3% 1/1/2034	71,300	68,223
Freddie Mac Gold Pool 3% 1/1/2043	50,366	45,676
Freddie Mac Gold Pool 3% 1/1/2052	2,005,074	1,759,711
Freddie Mac Gold Pool 3% 1/1/2052	802,795	704,557
Freddie Mac Gold Pool 3% 10/1/2042	41,473	37,634
Freddie Mac Gold Pool 3% 10/1/2051	2,120,362	1,867,517
Freddie Mac Gold Pool 3% 10/1/2051	821,259	720,761
Freddie Mac Gold Pool 3% 11/1/2042	8,355	7,602
Freddie Mac Gold Pool 3% 11/1/2049	27,183,110	24,120,022
Freddie Mac Gold Pool 3% 11/1/2050	991,360	872,215
Freddie Mac Gold Pool 3% 11/1/2051	791,798	694,905
Freddie Mac Gold Pool 3% 11/1/2051	3,283,966	2,882,104
Freddie Mac Gold Pool 3% 12/1/2030	440,379	423,932
Freddie Mac Gold Pool 3% 12/1/2032	1,228,658	1,180,068
Freddie Mac Gold Pool 3% 12/1/2033	35,403	33,875
Freddie Mac Gold Pool 3% 12/1/2042	934,607	848,722
Freddie Mac Gold Pool 3% 12/1/2050	8,289,594	7,293,321
Freddie Mac Gold Pool 3% 2/1/2033	122,408	116,962
Freddie Mac Gold Pool 3% 2/1/2033	435,381	419,617
Freddie Mac Gold Pool 3% 2/1/2037	376,846	354,016
Freddie Mac Gold Pool 3% 2/1/2037	21,227	19,941
Freddie Mac Gold Pool 3% 2/1/2043	70,689	64,325
Freddie Mac Gold Pool 3% 2/1/2043	31,577	28,661
Freddie Mac Gold Pool 3% 2/1/2043	17,582	15,908
Freddie Mac Gold Pool 3% 2/1/2052	584,919	512,794
Freddie Mac Gold Pool 3% 2/1/2052	792,680	696,670
Freddie Mac Gold Pool 3% 2/1/2052	864,438	757,845
Freddie Mac Gold Pool 3% 3/1/2033	70,488	67,353
Freddie Mac Gold Pool 3% 3/1/2033	31,221	29,961
Freddie Mac Gold Pool 3% 3/1/2043	64,695	58,719
Freddie Mac Gold Pool 3% 3/1/2048	401,433	356,198
Freddie Mac Gold Pool 3% 3/1/2052	1,022,670	896,566
Freddie Mac Gold Pool 3% 3/1/2052	5,708,799	5,022,695
Freddie Mac Gold Pool 3% 4/1/2032	9,501	9,147
Freddie Mac Gold Pool 3% 4/1/2032	24,772	23,803
Freddie Mac Gold Pool 3% 4/1/2034	510,623	487,948
Freddie Mac Gold Pool 3% 4/1/2043	27,231	24,727
Freddie Mac Gold Pool 3% 4/1/2046	87,146	77,998
Freddie Mac Gold Pool 3% 4/1/2046	115,706	103,560
Freddie Mac Gold Pool 3% 4/1/2050	2,880,723	2,549,811
Freddie Mac Gold Pool 3% 4/1/2052	5,402,569	4,795,477
Freddie Mac Gold Pool 3% 5/1/2033	38,655	37,096
Freddie Mac Gold Pool 3% 5/1/2045	35,084	31,445
Freddie Mac Gold Pool 3% 5/1/2046	262,055	234,546
Freddie Mac Gold Pool 3% 5/1/2046	1,644,795	1,472,135
Freddie Mac Gold Pool 3% 5/1/2051	2,910,884	2,559,225
Freddie Mac Gold Pool 3% 5/1/2052	6,876,513	6,026,432
Freddie Mac Gold Pool 3% 6/1/2046	1,634,971	1,463,341
Freddie Mac Gold Pool 3% 6/1/2052	3,333,290	2,922,267
Freddie Mac Gold Pool 3% 7/1/2032	47,047	45,078
Freddie Mac Gold Pool 3% 7/1/2043	33,023	29,908
Freddie Mac Gold Pool 3% 7/1/2043	136,237	123,426
Freddie Mac Gold Pool 3% 7/1/2045	70,725	63,456
Freddie Mac Gold Pool 3% 7/1/2045	23,669	21,421
Freddie Mac Gold Pool 3% 8/1/2032	56,932	54,589
Freddie Mac Gold Pool 3% 8/1/2032	37,280	35,708
Freddie Mac Gold Pool 3% 8/1/2042	8,927	8,086
Freddie Mac Gold Pool 3% 8/1/2042	11,805	10,734
Freddie Mac Gold Pool 3% 8/1/2045	17,458	15,663
Freddie Mac Gold Pool 3% 8/1/2045	31,257	28,171
Freddie Mac Gold Pool 3% 9/1/2051	747,028	653,793
Freddie Mac Gold Pool 3% 9/1/2051	823,249	722,507
Freddie Mac Gold Pool 3% 9/1/2051	2,831,069	2,485,513
Freddie Mac Gold Pool 3.5% 1/1/2032	8,742	8,405
Freddie Mac Gold Pool 3.5% 1/1/2044	4,160,591	3,885,737
Freddie Mac Gold Pool 3.5% 1/1/2044	2,107,749	1,967,074
Freddie Mac Gold Pool 3.5% 1/1/2045	1,652,559	1,544,665
Freddie Mac Gold Pool 3.5% 1/1/2046	6,331	5,870
Freddie Mac Gold Pool 3.5% 1/1/2048	3,505,027	3,224,443
Freddie Mac Gold Pool 3.5% 1/1/2048	16,474	15,279
Freddie Mac Gold Pool 3.5% 10/1/2040	135,026	125,810
Freddie Mac Gold Pool 3.5% 10/1/2042	42,526	39,752
Freddie Mac Gold Pool 3.5% 10/1/2042	5,492	5,128
Freddie Mac Gold Pool 3.5% 10/1/2047	59,106	54,855
Freddie Mac Gold Pool 3.5% 10/1/2051	3,446,948	3,159,164
Freddie Mac Gold Pool 3.5% 11/1/2033	2,449,122	2,375,675
Freddie Mac Gold Pool 3.5% 11/1/2033	536,634	519,913
Freddie Mac Gold Pool 3.5% 11/1/2040	227,479	211,953
Freddie Mac Gold Pool 3.5% 11/1/2042	911,367	850,184
Freddie Mac Gold Pool 3.5% 11/1/2045	27,813	25,784
Freddie Mac Gold Pool 3.5% 11/1/2045	1,869,206	1,732,869
Freddie Mac Gold Pool 3.5% 11/1/2045	35,929	33,210
Freddie Mac Gold Pool 3.5% 11/1/2047	32,944	30,489
Freddie Mac Gold Pool 3.5% 11/1/2047	409,652	380,059
Freddie Mac Gold Pool 3.5% 12/1/2033	131,418	125,571
Freddie Mac Gold Pool 3.5% 12/1/2040	224,433	209,115
Freddie Mac Gold Pool 3.5% 12/1/2047	102,137	94,726
Freddie Mac Gold Pool 3.5% 2/1/2034	2,550,862	2,437,374
Freddie Mac Gold Pool 3.5% 2/1/2034	2,293,566	2,215,825
Freddie Mac Gold Pool 3.5% 2/1/2043	75,781	71,306
Freddie Mac Gold Pool 3.5% 2/1/2043	194,401	181,929
Freddie Mac Gold Pool 3.5% 2/1/2043	2,453,786	2,292,576
Freddie Mac Gold Pool 3.5% 2/1/2046	1,214,896	1,126,283
Freddie Mac Gold Pool 3.5% 2/1/2052	902,057	824,701
Freddie Mac Gold Pool 3.5% 2/1/2052	473,394	432,539
Freddie Mac Gold Pool 3.5% 3/1/2032	2,760,754	2,654,320
Freddie Mac Gold Pool 3.5% 3/1/2045	623,795	578,296
Freddie Mac Gold Pool 3.5% 3/1/2045	54,226	50,271
Freddie Mac Gold Pool 3.5% 3/1/2045	118,698	110,040
Freddie Mac Gold Pool 3.5% 3/1/2045	165,389	153,325
Freddie Mac Gold Pool 3.5% 3/1/2046	2,653,308	2,463,925
Freddie Mac Gold Pool 3.5% 3/1/2047	27,700	25,584
Freddie Mac Gold Pool 3.5% 3/1/2052	2,452,182	2,239,596
Freddie Mac Gold Pool 3.5% 3/1/2052 (w)	6,653,778	6,081,104
Freddie Mac Gold Pool 3.5% 3/1/2052	2,638,914	2,410,053
Freddie Mac Gold Pool 3.5% 4/1/2033	1,320,106	1,283,510
Freddie Mac Gold Pool 3.5% 4/1/2037	14,352	13,544
Freddie Mac Gold Pool 3.5% 4/1/2040	269,371	251,071
Freddie Mac Gold Pool 3.5% 4/1/2042	1,661,130	1,556,354
Freddie Mac Gold Pool 3.5% 4/1/2042	15,746	14,755
Freddie Mac Gold Pool 3.5% 4/1/2042	102,460	95,996
Freddie Mac Gold Pool 3.5% 4/1/2043	97,488	91,113
Freddie Mac Gold Pool 3.5% 4/1/2043	226,275	211,297
Freddie Mac Gold Pool 3.5% 4/1/2046	409,838	379,048
Freddie Mac Gold Pool 3.5% 4/1/2046	1,339,446	1,240,912
Freddie Mac Gold Pool 3.5% 4/1/2052	2,802,594	2,578,022
Freddie Mac Gold Pool 3.5% 5/1/2033	43,623	41,737
Freddie Mac Gold Pool 3.5% 5/1/2034	25,183	24,007
Freddie Mac Gold Pool 3.5% 5/1/2034	155,844	148,570
Freddie Mac Gold Pool 3.5% 5/1/2040	101,561	94,661
Freddie Mac Gold Pool 3.5% 5/1/2040	559,775	521,745
Freddie Mac Gold Pool 3.5% 5/1/2045	539,235	499,230
Freddie Mac Gold Pool 3.5% 5/1/2045	6,461	5,982
Freddie Mac Gold Pool 3.5% 5/1/2045	72,420	67,138
Freddie Mac Gold Pool 3.5% 5/1/2045	17,907	16,601
Freddie Mac Gold Pool 3.5% 5/1/2045	39,660	36,767
Freddie Mac Gold Pool 3.5% 5/1/2046	2,825,578	2,623,017
Freddie Mac Gold Pool 3.5% 5/1/2046	1,334,821	1,236,627
Freddie Mac Gold Pool 3.5% 5/1/2046	621,475	574,786
Freddie Mac Gold Pool 3.5% 6/1/2032	1,456,381	1,397,958
Freddie Mac Gold Pool 3.5% 6/1/2040	518,827	483,579
Freddie Mac Gold Pool 3.5% 6/1/2045	653,719	605,220
Freddie Mac Gold Pool 3.5% 6/1/2045	101,879	94,321
Freddie Mac Gold Pool 3.5% 6/1/2045	2,248,367	2,084,374
Freddie Mac Gold Pool 3.5% 6/1/2045	124,799	115,891
Freddie Mac Gold Pool 3.5% 7/1/2032	352,344	338,210
Freddie Mac Gold Pool 3.5% 7/1/2032	1,240,521	1,192,695
Freddie Mac Gold Pool 3.5% 7/1/2040	69,323	64,613
Freddie Mac Gold Pool 3.5% 7/1/2042	2,267,071	2,117,856
Freddie Mac Gold Pool 3.5% 7/1/2042	1,033,620	966,345
Freddie Mac Gold Pool 3.5% 7/1/2047	1,005,902	933,551
Freddie Mac Gold Pool 3.5% 8/1/2034	257,690	245,098
Freddie Mac Gold Pool 3.5% 8/1/2034	19,552	18,596
Freddie Mac Gold Pool 3.5% 8/1/2040	315,433	294,003
Freddie Mac Gold Pool 3.5% 8/1/2042	1,274,728	1,192,300
Freddie Mac Gold Pool 3.5% 8/1/2047	181,394	168,347
Freddie Mac Gold Pool 3.5% 8/1/2047	1,528,031	1,418,124
Freddie Mac Gold Pool 3.5% 8/1/2047	119,621	111,017
Freddie Mac Gold Pool 3.5% 8/1/2051	4,520,322	4,144,335
Freddie Mac Gold Pool 3.5% 9/1/2040	238,602	222,317
Freddie Mac Gold Pool 3.5% 9/1/2042	2,170	2,026
Freddie Mac Gold Pool 3.5% 9/1/2042	3,530,107	3,296,984
Freddie Mac Gold Pool 3.5% 9/1/2042	2,997,694	2,798,541
Freddie Mac Gold Pool 3.5% 9/1/2046	74,063	68,453
Freddie Mac Gold Pool 3.5% 9/1/2046	477,900	443,042
Freddie Mac Gold Pool 3.5% 9/1/2047	33,773	31,344
Freddie Mac Gold Pool 3.5% 9/1/2047	27,730	25,735
Freddie Mac Gold Pool 4% 1/1/2041	1,320,508	1,274,245
Freddie Mac Gold Pool 4% 1/1/2041	29,865	28,869
Freddie Mac Gold Pool 4% 1/1/2041	7,064	6,803
Freddie Mac Gold Pool 4% 1/1/2043	9,527	9,152
Freddie Mac Gold Pool 4% 1/1/2044	35,369	33,921
Freddie Mac Gold Pool 4% 1/1/2044	28,702	27,558
Freddie Mac Gold Pool 4% 10/1/2041	472,516	455,425
Freddie Mac Gold Pool 4% 10/1/2041	55,766	53,745
Freddie Mac Gold Pool 4% 10/1/2041	53,541	51,622
Freddie Mac Gold Pool 4% 10/1/2041	27,918	26,925
Freddie Mac Gold Pool 4% 10/1/2042	7,512	7,273
Freddie Mac Gold Pool 4% 10/1/2042	5,044	4,846
Freddie Mac Gold Pool 4% 10/1/2042	18,358	17,671
Freddie Mac Gold Pool 4% 10/1/2043	10,265	9,847
Freddie Mac Gold Pool 4% 10/1/2043	99,812	95,841
Freddie Mac Gold Pool 4% 10/1/2043	37,198	35,675
Freddie Mac Gold Pool 4% 10/1/2043	12,698	12,205
Freddie Mac Gold Pool 4% 10/1/2052	4,593,254	4,353,272
Freddie Mac Gold Pool 4% 11/1/2041	78,937	76,022
Freddie Mac Gold Pool 4% 11/1/2041	16,629	16,076
Freddie Mac Gold Pool 4% 11/1/2041	2,151	2,074
Freddie Mac Gold Pool 4% 11/1/2042	32,707	31,470
Freddie Mac Gold Pool 4% 11/1/2042	83,442	80,373
Freddie Mac Gold Pool 4% 11/1/2042	67,241	64,655
Freddie Mac Gold Pool 4% 11/1/2042	24,405	23,449
Freddie Mac Gold Pool 4% 11/1/2042	2,690	2,613
Freddie Mac Gold Pool 4% 11/1/2042	1,285,643	1,238,461
Freddie Mac Gold Pool 4% 11/1/2042	874,947	843,443
Freddie Mac Gold Pool 4% 11/1/2043	224,239	215,419
Freddie Mac Gold Pool 4% 11/1/2045	118,916	113,590
Freddie Mac Gold Pool 4% 11/1/2047	1,036,334	985,711
Freddie Mac Gold Pool 4% 12/1/2040	6,459	6,234
Freddie Mac Gold Pool 4% 12/1/2040	5,990	5,782
Freddie Mac Gold Pool 4% 12/1/2040	17,089	16,505
Freddie Mac Gold Pool 4% 12/1/2042	16,233	15,675
Freddie Mac Gold Pool 4% 12/1/2042	27,295	26,242
Freddie Mac Gold Pool 4% 12/1/2042	952,604	918,076
Freddie Mac Gold Pool 4% 12/1/2045	1,644,626	1,572,511
Freddie Mac Gold Pool 4% 12/1/2045	422,369	405,880
Freddie Mac Gold Pool 4% 12/1/2047	4,222,811	4,016,531
Freddie Mac Gold Pool 4% 2/1/2041	338,134	325,873
Freddie Mac Gold Pool 4% 2/1/2042	32,668	31,498
Freddie Mac Gold Pool 4% 2/1/2042	1,798	1,736
Freddie Mac Gold Pool 4% 2/1/2042	2,035,821	1,959,968
Freddie Mac Gold Pool 4% 2/1/2043	54,781	52,648
Freddie Mac Gold Pool 4% 2/1/2043	31,077	29,861
Freddie Mac Gold Pool 4% 2/1/2043	48,221	46,328
Freddie Mac Gold Pool 4% 2/1/2043	25,867	24,837
Freddie Mac Gold Pool 4% 2/1/2044	15,250	14,618
Freddie Mac Gold Pool 4% 2/1/2044	37,732	36,229
Freddie Mac Gold Pool 4% 2/1/2044	20,634	19,835
Freddie Mac Gold Pool 4% 2/1/2045	937,984	900,149
Freddie Mac Gold Pool 4% 2/1/2046	53,667	51,230
Freddie Mac Gold Pool 4% 2/1/2046	105,814	100,943
Freddie Mac Gold Pool 4% 2/1/2046	23,235	22,172
Freddie Mac Gold Pool 4% 2/1/2048	1,278,426	1,216,376
Freddie Mac Gold Pool 4% 2/1/2048	69,177	65,927
Freddie Mac Gold Pool 4% 2/1/2053	3,359,047	3,181,186
Freddie Mac Gold Pool 4% 3/1/2042	43,384	41,824
Freddie Mac Gold Pool 4% 3/1/2042	42,636	41,045
Freddie Mac Gold Pool 4% 3/1/2042	8,274	7,952
Freddie Mac Gold Pool 4% 3/1/2043	9,759	9,373
Freddie Mac Gold Pool 4% 3/1/2043	22,438	21,613
Freddie Mac Gold Pool 4% 3/1/2044	33,878	32,496
Freddie Mac Gold Pool 4% 4/1/2040	1,064	1,033
Freddie Mac Gold Pool 4% 4/1/2042	12,261	11,792
Freddie Mac Gold Pool 4% 4/1/2042	11,328	10,938
Freddie Mac Gold Pool 4% 4/1/2042	14,302	13,820
Freddie Mac Gold Pool 4% 4/1/2042	15,401	14,803
Freddie Mac Gold Pool 4% 4/1/2042	537,554	517,534
Freddie Mac Gold Pool 4% 4/1/2042	424,310	408,763
Freddie Mac Gold Pool 4% 4/1/2043	10,039	9,718
Freddie Mac Gold Pool 4% 4/1/2043	33,624	32,351
Freddie Mac Gold Pool 4% 4/1/2043	689,776	663,094
Freddie Mac Gold Pool 4% 4/1/2046	340,528	324,958
Freddie Mac Gold Pool 4% 4/1/2048	20,982	19,964
Freddie Mac Gold Pool 4% 4/1/2048	129,809	123,509
Freddie Mac Gold Pool 4% 4/1/2048	266,851	253,899
Freddie Mac Gold Pool 4% 4/1/2048	45,303	43,104
Freddie Mac Gold Pool 4% 4/1/2048	208,595	198,471
Freddie Mac Gold Pool 4% 5/1/2037	2,313,974	2,248,631
Freddie Mac Gold Pool 4% 5/1/2042	70,054	67,579
Freddie Mac Gold Pool 4% 5/1/2043	11,413	10,954
Freddie Mac Gold Pool 4% 5/1/2043	11,457	10,995
Freddie Mac Gold Pool 4% 5/1/2043	44,568	42,813
Freddie Mac Gold Pool 4% 5/1/2043	13,503	12,961
Freddie Mac Gold Pool 4% 5/1/2043	4,427	4,249
Freddie Mac Gold Pool 4% 5/1/2045	66,024	63,191
Freddie Mac Gold Pool 4% 5/1/2045	1,996,400	1,924,491
Freddie Mac Gold Pool 4% 5/1/2048	2,960,476	2,818,635
Freddie Mac Gold Pool 4% 6/1/2041	20,181	19,426
Freddie Mac Gold Pool 4% 6/1/2041	3,708	3,624
Freddie Mac Gold Pool 4% 6/1/2042	24,672	23,767
Freddie Mac Gold Pool 4% 6/1/2043	17,340	16,648
Freddie Mac Gold Pool 4% 6/1/2043	45,015	43,363
Freddie Mac Gold Pool 4% 6/1/2050	547,354	517,046
Freddie Mac Gold Pool 4% 7/1/2041	189,004	182,027
Freddie Mac Gold Pool 4% 7/1/2042	606,777	583,614
Freddie Mac Gold Pool 4% 7/1/2043	55,108	52,999
Freddie Mac Gold Pool 4% 7/1/2043	10,947	10,505
Freddie Mac Gold Pool 4% 7/1/2043	85,982	82,567
Freddie Mac Gold Pool 4% 7/1/2043	78,400	75,410
Freddie Mac Gold Pool 4% 7/1/2043	39,947	38,368
Freddie Mac Gold Pool 4% 7/1/2043	21,262	20,403
Freddie Mac Gold Pool 4% 7/1/2043	24,564	23,577
Freddie Mac Gold Pool 4% 7/1/2044	1,445,576	1,394,088
Freddie Mac Gold Pool 4% 8/1/2043	45,132	43,338
Freddie Mac Gold Pool 4% 8/1/2043	21,600	20,821
Freddie Mac Gold Pool 4% 8/1/2043	31,285	30,117
Freddie Mac Gold Pool 4% 8/1/2043	5,710	5,480
Freddie Mac Gold Pool 4% 8/1/2044	10,270	9,881
Freddie Mac Gold Pool 4% 8/1/2044	9,850	9,449
Freddie Mac Gold Pool 4% 9/1/2040	32,005	30,883
Freddie Mac Gold Pool 4% 9/1/2041	58,802	56,702
Freddie Mac Gold Pool 4% 9/1/2041	20,864	20,110
Freddie Mac Gold Pool 4% 9/1/2041	12,209	11,794
Freddie Mac Gold Pool 4% 9/1/2041	18,875	18,178
Freddie Mac Gold Pool 4% 9/1/2042	50,728	48,982
Freddie Mac Gold Pool 4% 9/1/2042	4,681,598	4,507,356
Freddie Mac Gold Pool 4% 9/1/2043	48,486	46,547
Freddie Mac Gold Pool 4% 9/1/2043	58,975	56,672
Freddie Mac Gold Pool 4% 9/1/2043	50,384	48,397
Freddie Mac Gold Pool 4% 9/1/2043	26,077	25,058
Freddie Mac Gold Pool 4% 9/1/2043	47,963	46,024
Freddie Mac Gold Pool 4% 9/1/2043	69,049	66,365
Freddie Mac Gold Pool 4% 9/1/2043	7,944	7,650
Freddie Mac Gold Pool 4% 9/1/2043	17,941	17,208
Freddie Mac Gold Pool 4% 9/1/2043	1,373,010	1,325,792
Freddie Mac Gold Pool 4.5% 1/1/2041	12,334	12,214
Freddie Mac Gold Pool 4.5% 1/1/2041	18,660	18,468
Freddie Mac Gold Pool 4.5% 1/1/2041	855,111	846,421
Freddie Mac Gold Pool 4.5% 10/1/2039	8,518	8,434
Freddie Mac Gold Pool 4.5% 10/1/2040	35,803	35,424
Freddie Mac Gold Pool 4.5% 10/1/2040	60,220	59,596
Freddie Mac Gold Pool 4.5% 10/1/2041	144,100	142,537
Freddie Mac Gold Pool 4.5% 10/1/2042	648,445	637,141
Freddie Mac Gold Pool 4.5% 10/1/2044	1,042,594	1,028,329
Freddie Mac Gold Pool 4.5% 10/1/2048	184,562	179,961
Freddie Mac Gold Pool 4.5% 11/1/2039	978	969
Freddie Mac Gold Pool 4.5% 11/1/2040	2,886	2,857
Freddie Mac Gold Pool 4.5% 12/1/2039	470	465
Freddie Mac Gold Pool 4.5% 12/1/2040	13,566	13,420
Freddie Mac Gold Pool 4.5% 12/1/2040	16,913	16,732
Freddie Mac Gold Pool 4.5% 12/1/2040	1,136	1,124
Freddie Mac Gold Pool 4.5% 12/1/2042	424,724	416,656
Freddie Mac Gold Pool 4.5% 12/1/2045	177,552	175,807
Freddie Mac Gold Pool 4.5% 12/1/2047	469,395	459,159
Freddie Mac Gold Pool 4.5% 12/1/2048	2,695,012	2,634,557
Freddie Mac Gold Pool 4.5% 2/1/2040	3,995	3,955
Freddie Mac Gold Pool 4.5% 2/1/2041	20,937	20,723
Freddie Mac Gold Pool 4.5% 2/1/2041	9,515	9,413
Freddie Mac Gold Pool 4.5% 2/1/2041	16,986	16,813
Freddie Mac Gold Pool 4.5% 2/1/2041	13,963	13,824
Freddie Mac Gold Pool 4.5% 2/1/2041	22,602	22,366
Freddie Mac Gold Pool 4.5% 2/1/2041	10,854	10,745
Freddie Mac Gold Pool 4.5% 2/1/2041	86,954	86,076
Freddie Mac Gold Pool 4.5% 2/1/2041	22,145	21,904
Freddie Mac Gold Pool 4.5% 2/1/2041	22,153	21,910
Freddie Mac Gold Pool 4.5% 2/1/2044	14,582	14,396
Freddie Mac Gold Pool 4.5% 2/1/2044	63,738	62,866
Freddie Mac Gold Pool 4.5% 3/1/2041	4,603	4,556
Freddie Mac Gold Pool 4.5% 3/1/2041	93,603	92,643
Freddie Mac Gold Pool 4.5% 3/1/2041	15,498	15,336
Freddie Mac Gold Pool 4.5% 3/1/2041	21,554	21,333
Freddie Mac Gold Pool 4.5% 3/1/2042	2,446	2,421
Freddie Mac Gold Pool 4.5% 3/1/2044	11,921	11,758
Freddie Mac Gold Pool 4.5% 3/1/2044	47,481	46,832
Freddie Mac Gold Pool 4.5% 3/1/2044	23,099	22,783
Freddie Mac Gold Pool 4.5% 4/1/2041	3,350	3,313
Freddie Mac Gold Pool 4.5% 4/1/2041	1,795	1,777
Freddie Mac Gold Pool 4.5% 4/1/2041	30,105	29,772
Freddie Mac Gold Pool 4.5% 4/1/2041	29,719	29,404
Freddie Mac Gold Pool 4.5% 4/1/2048	85,639	83,745
Freddie Mac Gold Pool 4.5% 4/1/2048	83,855	82,001
Freddie Mac Gold Pool 4.5% 4/1/2048	262,083	256,286
Freddie Mac Gold Pool 4.5% 5/1/2039	78,191	77,430
Freddie Mac Gold Pool 4.5% 5/1/2039	509,000	504,002
Freddie Mac Gold Pool 4.5% 5/1/2039	12,306	12,186
Freddie Mac Gold Pool 4.5% 5/1/2040	3,117	3,086
Freddie Mac Gold Pool 4.5% 5/1/2041	31,484	31,136
Freddie Mac Gold Pool 4.5% 5/1/2041	32,125	31,780
Freddie Mac Gold Pool 4.5% 5/1/2041	12,873	12,740
Freddie Mac Gold Pool 4.5% 5/1/2048	171,351	167,560
Freddie Mac Gold Pool 4.5% 6/1/2025	219	218
Freddie Mac Gold Pool 4.5% 6/1/2040	6,501	6,437
Freddie Mac Gold Pool 4.5% 6/1/2041	33,989	33,653
Freddie Mac Gold Pool 4.5% 6/1/2041	21,341	21,130
Freddie Mac Gold Pool 4.5% 6/1/2041	24,782	24,509
Freddie Mac Gold Pool 4.5% 6/1/2041	10,519	10,417
Freddie Mac Gold Pool 4.5% 6/1/2041	15,287	15,121
Freddie Mac Gold Pool 4.5% 6/1/2041	2,528	2,501
Freddie Mac Gold Pool 4.5% 6/1/2041	9,930	9,824
Freddie Mac Gold Pool 4.5% 6/1/2047	289,559	284,331
Freddie Mac Gold Pool 4.5% 7/1/2025	6,300	6,289
Freddie Mac Gold Pool 4.5% 7/1/2040	41,178	40,771
Freddie Mac Gold Pool 4.5% 7/1/2040	17,801	17,613
Freddie Mac Gold Pool 4.5% 7/1/2040	16,316	16,151
Freddie Mac Gold Pool 4.5% 7/1/2044	3,602	3,551
Freddie Mac Gold Pool 4.5% 7/1/2047	217,352	213,427
Freddie Mac Gold Pool 4.5% 7/1/2047	493,889	485,125
Freddie Mac Gold Pool 4.5% 8/1/2033	5,121	5,078
Freddie Mac Gold Pool 4.5% 8/1/2039	612	606
Freddie Mac Gold Pool 4.5% 8/1/2040	8,869	8,777
Freddie Mac Gold Pool 4.5% 8/1/2040	1,525	1,509
Freddie Mac Gold Pool 4.5% 8/1/2040	2,282	2,259
Freddie Mac Gold Pool 4.5% 8/1/2041	14,289	14,133
Freddie Mac Gold Pool 4.5% 8/1/2041	10,831	10,721
Freddie Mac Gold Pool 4.5% 8/1/2041	108,044	106,912
Freddie Mac Gold Pool 4.5% 9/1/2039	66,393	65,759
Freddie Mac Gold Pool 4.5% 9/1/2039	932	923
Freddie Mac Gold Pool 4.5% 9/1/2039	154,518	152,999
Freddie Mac Gold Pool 4.5% 9/1/2041	110,928	109,765
Freddie Mac Gold Pool 4.5% 9/1/2041	14,266	14,120
Freddie Mac Gold Pool 4.5% 9/1/2041	147,221	145,697
Freddie Mac Gold Pool 4.5% 9/1/2041	3,019	2,988
Freddie Mac Gold Pool 5% 1/1/2035	116,021	116,911
Freddie Mac Gold Pool 5% 1/1/2037	5,347	5,397
Freddie Mac Gold Pool 5% 1/1/2040	115,740	117,027
Freddie Mac Gold Pool 5% 1/1/2053	8,056,282	7,951,818
Freddie Mac Gold Pool 5% 10/1/2033	488	492
Freddie Mac Gold Pool 5% 10/1/2033	12,702	12,803
Freddie Mac Gold Pool 5% 10/1/2033	9,209	9,279
Freddie Mac Gold Pool 5% 10/1/2052	1,737,965	1,723,575
Freddie Mac Gold Pool 5% 10/1/2054	6,599,999	6,476,778
Freddie Mac Gold Pool 5% 11/1/2035	7,532	7,602
Freddie Mac Gold Pool 5% 11/1/2037	699	706
Freddie Mac Gold Pool 5% 11/1/2040	2,506	2,533
Freddie Mac Gold Pool 5% 11/1/2052 (r)	8,741,337	8,663,501
Freddie Mac Gold Pool 5% 11/1/2052	3,154,917	3,133,726
Freddie Mac Gold Pool 5% 11/1/2054	24,999,593	24,532,853
Freddie Mac Gold Pool 5% 11/1/2054	4,000,000	3,927,195
Freddie Mac Gold Pool 5% 12/1/2033	1,647	1,659
Freddie Mac Gold Pool 5% 12/1/2033	4,941	4,980
Freddie Mac Gold Pool 5% 12/1/2033	8,376	8,444
Freddie Mac Gold Pool 5% 12/1/2035	20,251	20,430
Freddie Mac Gold Pool 5% 12/1/2052	7,535,134	7,468,039
Freddie Mac Gold Pool 5% 12/1/2052	1,099,890	1,090,096
Freddie Mac Gold Pool 5% 12/1/2052	1,002,431	992,879
Freddie Mac Gold Pool 5% 12/1/2052	2,367,231	2,344,673
Freddie Mac Gold Pool 5% 2/1/2035	11,942	12,024
Freddie Mac Gold Pool 5% 2/1/2040	18,716	18,925
Freddie Mac Gold Pool 5% 2/1/2041	7,583	7,666
Freddie Mac Gold Pool 5% 3/1/2041	5,775	5,838
Freddie Mac Gold Pool 5% 3/1/2041	3,788	3,831
Freddie Mac Gold Pool 5% 4/1/2034	4,243	4,277
Freddie Mac Gold Pool 5% 4/1/2035	31,980	32,231
Freddie Mac Gold Pool 5% 4/1/2035	7,928	8,000
Freddie Mac Gold Pool 5% 4/1/2035	10,264	10,359
Freddie Mac Gold Pool 5% 4/1/2036	74,450	75,140
Freddie Mac Gold Pool 5% 4/1/2038	31,875	32,198
Freddie Mac Gold Pool 5% 4/1/2040	64,090	64,787
Freddie Mac Gold Pool 5% 4/1/2041	1,553	1,570
Freddie Mac Gold Pool 5% 5/1/2034	2,670	2,691
Freddie Mac Gold Pool 5% 5/1/2034	5,843	5,890
Freddie Mac Gold Pool 5% 5/1/2034	434	438
Freddie Mac Gold Pool 5% 5/1/2034	3,530	3,556
Freddie Mac Gold Pool 5% 5/1/2035	1,039	1,047
Freddie Mac Gold Pool 5% 5/1/2035	29,816	30,083
Freddie Mac Gold Pool 5% 5/1/2040	17,088	17,274
Freddie Mac Gold Pool 5% 6/1/2035	5,549	5,596
Freddie Mac Gold Pool 5% 6/1/2035	2,509	2,532
Freddie Mac Gold Pool 5% 6/1/2038	1,518	1,534
Freddie Mac Gold Pool 5% 6/1/2038	1,971	1,992
Freddie Mac Gold Pool 5% 6/1/2040	40,648	41,083
Freddie Mac Gold Pool 5% 6/1/2040	60,708	61,365
Freddie Mac Gold Pool 5% 6/1/2041	855,997	865,572
Freddie Mac Gold Pool 5% 6/1/2041	4,194	4,240
Freddie Mac Gold Pool 5% 6/1/2052	4,237,550	4,214,385
Freddie Mac Gold Pool 5% 6/1/2053	2,686,235	2,683,302
Freddie Mac Gold Pool 5% 7/1/2035	193,786	195,434
Freddie Mac Gold Pool 5% 7/1/2035	26,884	27,132
Freddie Mac Gold Pool 5% 7/1/2035	701	708
Freddie Mac Gold Pool 5% 7/1/2035	425	428
Freddie Mac Gold Pool 5% 7/1/2035	1,360	1,372
Freddie Mac Gold Pool 5% 7/1/2040	7,612	7,692
Freddie Mac Gold Pool 5% 7/1/2041	3,053	3,087
Freddie Mac Gold Pool 5% 7/1/2041	2,628	2,657
Freddie Mac Gold Pool 5% 7/1/2041	878	886
Freddie Mac Gold Pool 5% 7/1/2041	1,843	1,855
Freddie Mac Gold Pool 5% 7/1/2041	2,896	2,926
Freddie Mac Gold Pool 5% 7/1/2041	2,594	2,623
Freddie Mac Gold Pool 5% 8/1/2033	1,081	1,089
Freddie Mac Gold Pool 5% 8/1/2033	3,448	3,475
Freddie Mac Gold Pool 5% 8/1/2034	46,979	47,355
Freddie Mac Gold Pool 5% 8/1/2035	3,766	3,797
Freddie Mac Gold Pool 5% 8/1/2035	513	518
Freddie Mac Gold Pool 5% 8/1/2036	1,019	1,028
Freddie Mac Gold Pool 5% 8/1/2040	35,313	35,691
Freddie Mac Gold Pool 5% 8/1/2040	1,846	1,866
Freddie Mac Gold Pool 5% 9/1/2033	11,462	11,547
Freddie Mac Gold Pool 5% 9/1/2035	23,645	23,855
Freddie Mac Gold Pool 5% 9/1/2035	114	115
Freddie Mac Gold Pool 5% 9/1/2035	1,062	1,071
Freddie Mac Gold Pool 5.5% 10/1/2053	3,913,120	3,909,902
Freddie Mac Gold Pool 5.5% 11/1/2052	7,869,257	7,961,152
Freddie Mac Gold Pool 5.5% 12/1/2054	19,300,000	19,284,132
Freddie Mac Gold Pool 5.5% 2/1/2054	1,313,769	1,313,510
Freddie Mac Gold Pool 5.5% 3/1/2053 (r)(v)	14,068,876	14,259,548
Freddie Mac Gold Pool 5.5% 4/1/2053	1,829,328	1,850,119
Freddie Mac Gold Pool 5.5% 4/1/2054	1,606,670	1,604,847
Freddie Mac Gold Pool 6% 1/1/2029	160	163
Freddie Mac Gold Pool 6% 1/1/2032	2,637	2,715
Freddie Mac Gold Pool 6% 1/1/2032	1,715	1,765
Freddie Mac Gold Pool 6% 10/1/2032	1,473	1,520
Freddie Mac Gold Pool 6% 10/1/2054	5,011,202	5,160,088
Freddie Mac Gold Pool 6% 11/1/2029	139	141
Freddie Mac Gold Pool 6% 11/1/2031	1,982	2,041
Freddie Mac Gold Pool 6% 11/1/2053	1,704,723	1,735,660
Freddie Mac Gold Pool 6% 12/1/2032	797	821
Freddie Mac Gold Pool 6% 12/1/2037	9,626	10,076
Freddie Mac Gold Pool 6% 12/1/2037	36,671	38,409
Freddie Mac Gold Pool 6% 2/1/2029	92	94
Freddie Mac Gold Pool 6% 2/1/2029	11	10
Freddie Mac Gold Pool 6% 2/1/2029	98	99
Freddie Mac Gold Pool 6% 2/1/2029	61	62
Freddie Mac Gold Pool 6% 3/1/2029	127	130
Freddie Mac Gold Pool 6% 3/1/2053	3,989,549	4,096,861
Freddie Mac Gold Pool 6% 4/1/2029	68	69
Freddie Mac Gold Pool 6% 4/1/2029	16	15
Freddie Mac Gold Pool 6% 4/1/2031	1,384	1,421
Freddie Mac Gold Pool 6% 4/1/2033	5,057	5,214
Freddie Mac Gold Pool 6% 4/1/2054	6,207,238	6,376,140
Freddie Mac Gold Pool 6% 5/1/2029	62	63
Freddie Mac Gold Pool 6% 5/1/2029	324	328
Freddie Mac Gold Pool 6% 5/1/2029	67	68
Freddie Mac Gold Pool 6% 5/1/2033	36,822	37,810
Freddie Mac Gold Pool 6% 6/1/2029	701	713
Freddie Mac Gold Pool 6% 6/1/2029	131	133
Freddie Mac Gold Pool 6% 6/1/2031	457	471
Freddie Mac Gold Pool 6% 7/1/2029	223	228
Freddie Mac Gold Pool 6% 7/1/2029	78	80
Freddie Mac Gold Pool 6% 7/1/2029	71	72
Freddie Mac Gold Pool 6% 7/1/2029	103	105
Freddie Mac Gold Pool 6% 7/1/2029	115	117
Freddie Mac Gold Pool 6% 7/1/2032	3,534	3,634
Freddie Mac Gold Pool 6% 7/1/2033	5,194	5,366
Freddie Mac Gold Pool 6% 7/1/2037	2,751	2,880
Freddie Mac Gold Pool 6% 8/1/2037	50,899	53,176
Freddie Mac Gold Pool 6% 9/1/2033	26,759	27,637
Freddie Mac Gold Pool 6% 9/1/2054	98,417	100,757
Freddie Mac Gold Pool 6% 9/1/2054	148,027	152,656
Freddie Mac Gold Pool 6.5% 1/1/2032	17,280	17,924
Freddie Mac Gold Pool 6.5% 1/1/2054	9,977,289	10,360,601
Freddie Mac Gold Pool 6.5% 10/1/2032	10,372	10,779
Freddie Mac Gold Pool 6.5% 10/1/2053	2,638,760	2,732,097
Freddie Mac Gold Pool 6.5% 10/1/2053	2,539,298	2,636,259
Freddie Mac Gold Pool 6.5% 10/1/2053 (r)	10,955,583	11,294,313
Freddie Mac Gold Pool 6.5% 2/1/2037	1,076	1,127
Freddie Mac Gold Pool 6.5% 3/1/2032	21	20
Freddie Mac Gold Pool 6.5% 3/1/2036	53,546	55,524
Freddie Mac Gold Pool 6.5% 3/1/2037	932	985
Freddie Mac Gold Pool 6.5% 4/1/2032	1,096	1,136
Freddie Mac Gold Pool 6.5% 6/1/2054	1,758,896	1,841,036
Freddie Mac Gold Pool 6.5% 7/1/2032	275	286
Freddie Mac Gold Pool 6.5% 8/1/2032	4,209	4,364
Freddie Mac Gold Pool 6.5% 8/1/2032	2,547	2,645
Freddie Mac Gold Pool 6.5% 8/1/2032	2,826	2,936
Freddie Mac Gold Pool 6.5% 9/1/2039	109,692	115,949
Freddie Mac Gold Pool 6.5% 9/1/2053	2,673,583	2,768,152
Freddie Mac Gold Pool 6.5% 9/1/2053	2,789,712	2,903,209
Freddie Mac Gold Pool 6.5% 9/1/2054	2,032,645	2,128,363
Freddie Mac Gold Pool 7% 1/1/2036	5,336	5,601
Freddie Mac Gold Pool 7% 11/1/2026	271	275
Freddie Mac Gold Pool 7% 11/1/2034	8,536	8,962
Freddie Mac Gold Pool 7% 11/1/2034	8,800	9,288
Freddie Mac Gold Pool 7% 12/1/2026	1,237	1,251
Freddie Mac Gold Pool 7% 2/1/2027	159	160
Freddie Mac Gold Pool 7% 3/1/2026	780	784
Freddie Mac Gold Pool 7% 4/1/2032	3,682	3,843
Freddie Mac Gold Pool 7% 4/1/2032	1,472	1,550
Freddie Mac Gold Pool 7% 7/1/2026	234	235
Freddie Mac Gold Pool 7% 7/1/2029	15,052	15,586
Freddie Mac Gold Pool 7% 8/1/2026	1,968	1,986
Freddie Mac Gold Pool 7% 9/1/2026	2,235	2,257
Freddie Mac Gold Pool 7% 9/1/2035	22,114	23,262
Freddie Mac Gold Pool 7.5% 1/1/2027	68	69
Freddie Mac Gold Pool 7.5% 11/1/2030	121	128
Freddie Mac Gold Pool 7.5% 11/1/2031	155	165
Freddie Mac Gold Pool 7.5% 5/1/2031	160	167
Freddie Mac Gold Pool 8% 10/1/2030	66	67
Freddie Mac Gold Pool 8% 11/1/2031	425	441
Freddie Mac Gold Pool 8% 2/1/2030	51	51
Freddie Mac Gold Pool 8% 4/1/2032	59	61
Freddie Mac Gold Pool 8% 7/1/2025	5	4
Freddie Mac Gold Pool 8% 7/1/2030	377	391
Freddie Mac Gold Pool 8% 8/1/2030	13	13
Freddie Mac Gold Pool 8% 8/1/2030	896	925
Freddie Mac Gold Pool 8% 8/1/2030	31	31
Freddie Mac Gold Pool 8% 9/1/2030	26	26
Freddie Mac Gold Pool 8.5% 1/1/2028	9	9
Freddie Mac Gold Pool 8.5% 12/1/2027	15	14
Freddie Mac Gold Pool 8.5% 5/1/2027	12	11
Freddie Mac Gold Pool 8.5% 5/1/2027	21	21
Freddie Mac Gold Pool 8.5% 8/1/2026	45	45
Freddie Mac Gold Pool 8.5% 8/1/2027	528	540
Freddie Mac Gold Pool 8.5% 8/1/2027	40	40
Freddie Mac Gold Pool 8.5% 8/1/2027	160	164
Freddie Mac Gold Pool 8.5% 9/1/2026	23	22
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.821% 6/1/2033 (b)(c)	14,415	14,541
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.246%, 7.12% 6/1/2033 (b)(c)	25,304	25,600
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.19% 3/1/2035 (b)(c)	42,978	43,612
Freddie Mac Non Gold Pool 4% 9/1/2040	5,296	5,116
Freddie Mac Non Gold Pool 4.5% 10/1/2040	6,862	6,794
Freddie Mac Non Gold Pool 5% 8/1/2053	4,700,166	4,627,471
Freddie Mac Non Gold Pool 5.5% 7/1/2053	12,306,285	12,411,539
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,678,252	3,709,712
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,732,438	3,767,860
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,969,078	13,092,160
Freddie Mac Non Gold Pool 6% 11/1/2054	3,930,304	4,033,565
Freddie Mac Non Gold Pool 6% 6/1/2053	3,532,069	3,621,556
Freddie Mac Non Gold Pool 6% 6/1/2053	2,997,172	3,068,424
Freddie Mac Non Gold Pool 6% 6/1/2053	3,617,747	3,695,838
Freddie Mac Non Gold Pool 6% 7/1/2053	3,029,950	3,101,982
Freddie Mac Non Gold Pool 6% 7/1/2053	3,418,989	3,505,611
Freddie Mac Non Gold Pool 6% 9/1/2053	3,481,586	3,544,770
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.325%, 5.575% 1/1/2036 (b)(c)	4,309	4,371
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.375%, 6.227% 3/1/2036 (b)(c)	17,533	17,816
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.5%, 6.127% 3/1/2036 (b)(c)	13,406	13,604
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.466% 12/1/2040 (b)(c)	147,636	151,402
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.294% 9/1/2041 (b)(c)	48,754	49,732
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.567% 7/1/2041 (b)(c)	31,147	31,760
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.864%, 7.239% 4/1/2036 (b)(c)	9,225	9,426
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (b)(c)	1,251	1,277
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.601% 9/1/2041 (b)(c)	5,345	5,466
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (b)(c)	10,001	10,239
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.485% 5/1/2041 (b)(c)	6,783	6,937
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (b)(c)	9,657	9,872
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (b)(c)	2,768	2,829
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.923%, 7.17% 10/1/2042 (b)(c)	34,313	35,198
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.022%, 6.936% 4/1/2038 (b)(c)	7,697	7,881
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (b)(c)	146	149
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 2.045%, 7.905% 7/1/2036 (b)(c)	6,290	6,434
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.2%, 6.45% 12/1/2036 (b)(c)	11,080	11,392
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.125%, 6.424% 8/1/2037 (b)(c)	8,956	8,929
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.869%, 7.255% 10/1/2036 (b)(c)	15,815	16,002
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.996%, 7.162% 10/1/2035 (b)(c)	10,710	10,863
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.02%, 7.635% 6/1/2037 (b)(c)	5,191	5,258
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (b)(c)	1,174	1,207
Ginnie Mae I Pool 2.5% 1/20/2052	4,777,255	4,045,178
Ginnie Mae I Pool 2.5% 12/20/2051	4,911,512	4,152,721
Ginnie Mae I Pool 2.5% 12/20/2051	7,404,941	6,267,878
Ginnie Mae I Pool 2.5% 12/20/2051	3,832,600	3,245,283
Ginnie Mae I Pool 2.5% 8/20/2051	27,190,819	23,024,036
Ginnie Mae I Pool 2.5% 8/20/2051	4,147,125	3,511,610
Ginnie Mae I Pool 2.5% 8/20/2051	7,062,430	5,980,167
Ginnie Mae I Pool 2.5% 9/20/2051	12,109,743	10,254,020
Ginnie Mae I Pool 2.5% 9/20/2051	7,011,440	5,936,991
Ginnie Mae I Pool 3% 12/15/2042	210,384	188,691
Ginnie Mae I Pool 3% 4/15/2043	22,567	20,374
Ginnie Mae I Pool 3% 4/15/2043	4,045	3,650
Ginnie Mae I Pool 3% 4/15/2043	23,765	21,376
Ginnie Mae I Pool 3% 4/15/2043	9,308	8,390
Ginnie Mae I Pool 3% 4/15/2043	57,887	52,066
Ginnie Mae I Pool 3% 4/15/2045	152,312	136,803
Ginnie Mae I Pool 3% 5/15/2043	19,334	17,594
Ginnie Mae I Pool 3% 5/15/2043	233,148	209,832
Ginnie Mae I Pool 3% 5/15/2043	23,082	20,610
Ginnie Mae I Pool 3% 5/15/2043	6,706	6,030
Ginnie Mae I Pool 3% 5/15/2043	18,365	16,554
Ginnie Mae I Pool 3% 5/15/2043	19,447	17,631
Ginnie Mae I Pool 3% 6/15/2042	17,532	15,895
Ginnie Mae I Pool 3% 6/15/2043	22,908	20,592
Ginnie Mae I Pool 3% 6/15/2043	7,959	7,167
Ginnie Mae I Pool 3% 6/20/2042	135,767	123,286
Ginnie Mae I Pool 3% 7/15/2043	43,860	39,647
Ginnie Mae I Pool 3% 7/15/2043	30,318	27,328
Ginnie Mae I Pool 3% 8/15/2042	11,842	10,698
Ginnie Mae I Pool 3% 8/15/2043	12,981	11,727
Ginnie Mae I Pool 3% 9/15/2042	26,319	23,768
Ginnie Mae I Pool 3.5% 1/15/2041	7,215	6,726
Ginnie Mae I Pool 3.5% 1/15/2042	972	903
Ginnie Mae I Pool 3.5% 1/15/2042	94,702	87,754
Ginnie Mae I Pool 3.5% 1/15/2042	71,703	66,526
Ginnie Mae I Pool 3.5% 1/15/2042	1,870	1,740
Ginnie Mae I Pool 3.5% 1/15/2043	3,423	3,177
Ginnie Mae I Pool 3.5% 1/15/2043	102,828	95,384
Ginnie Mae I Pool 3.5% 10/20/2054	42,298,851	38,659,801
Ginnie Mae I Pool 3.5% 11/15/2040	12,684	11,824
Ginnie Mae I Pool 3.5% 11/15/2042	232,504	215,718
Ginnie Mae I Pool 3.5% 11/20/2043	599,659	560,296
Ginnie Mae I Pool 3.5% 12/15/2040	2,714	2,531
Ginnie Mae I Pool 3.5% 12/15/2041	79,298	73,557
Ginnie Mae I Pool 3.5% 12/15/2041	49,696	46,262
Ginnie Mae I Pool 3.5% 12/15/2041	90,982	84,468
Ginnie Mae I Pool 3.5% 12/15/2041	8,507	7,915
Ginnie Mae I Pool 3.5% 2/15/2042	77,523	71,881
Ginnie Mae I Pool 3.5% 2/15/2042	61,085	56,639
Ginnie Mae I Pool 3.5% 2/15/2043	457,151	424,887
Ginnie Mae I Pool 3.5% 2/15/2043	18,146	16,843
Ginnie Mae I Pool 3.5% 2/15/2044	65,160	60,119
Ginnie Mae I Pool 3.5% 2/20/2043	1,538,945	1,436,486
Ginnie Mae I Pool 3.5% 3/15/2042	571,184	530,872
Ginnie Mae I Pool 3.5% 3/15/2043	3,445	3,194
Ginnie Mae I Pool 3.5% 3/20/2043	283,609	264,629
Ginnie Mae I Pool 3.5% 3/20/2043	689,346	643,186
Ginnie Mae I Pool 3.5% 4/15/2043	435,320	404,778
Ginnie Mae I Pool 3.5% 4/15/2043	69,818	64,565
Ginnie Mae I Pool 3.5% 4/20/2043	113,687	105,990
Ginnie Mae I Pool 3.5% 4/20/2043	298,299	278,000
Ginnie Mae I Pool 3.5% 5/15/2042	17,400	16,176
Ginnie Mae I Pool 3.5% 5/15/2042	25,025	23,280
Ginnie Mae I Pool 3.5% 5/15/2043	14,648	13,639
Ginnie Mae I Pool 3.5% 5/15/2043	16,486	15,257
Ginnie Mae I Pool 3.5% 5/15/2043	5,485	5,092
Ginnie Mae I Pool 3.5% 5/15/2043	13,862	12,858
Ginnie Mae I Pool 3.5% 5/20/2046	21,325	19,755
Ginnie Mae I Pool 3.5% 5/20/2046	30,278	28,090
Ginnie Mae I Pool 3.5% 5/20/2046	30,222	28,037
Ginnie Mae I Pool 3.5% 5/20/2046	40,019	37,127
Ginnie Mae I Pool 3.5% 5/20/2046	32,452	30,106
Ginnie Mae I Pool 3.5% 5/20/2046	60,824	56,428
Ginnie Mae I Pool 3.5% 6/15/2042	3,363	3,119
Ginnie Mae I Pool 3.5% 6/15/2043	10,261	9,500
Ginnie Mae I Pool 3.5% 6/15/2043	24,423	22,655
Ginnie Mae I Pool 3.5% 6/15/2043	30,694	28,407
Ginnie Mae I Pool 3.5% 6/15/2043	13,285	12,402
Ginnie Mae I Pool 3.5% 6/15/2043	25,010	23,110
Ginnie Mae I Pool 3.5% 6/15/2043	2,679	2,478
Ginnie Mae I Pool 3.5% 6/20/2044	246,461	229,307
Ginnie Mae I Pool 3.5% 6/20/2046	40,123	37,222
Ginnie Mae I Pool 3.5% 6/20/2046	160,624	149,014
Ginnie Mae I Pool 3.5% 6/20/2046	38,467	35,687
Ginnie Mae I Pool 3.5% 6/20/2046	13,903	12,907
Ginnie Mae I Pool 3.5% 6/20/2046	24,751	22,962
Ginnie Mae I Pool 3.5% 6/20/2046	41,975	38,941
Ginnie Mae I Pool 3.5% 6/20/2046	33,569	31,143
Ginnie Mae I Pool 3.5% 7/15/2042	67,310	62,478
Ginnie Mae I Pool 3.5% 7/15/2042	22,910	21,265
Ginnie Mae I Pool 3.5% 7/15/2042	5,897	5,470
Ginnie Mae I Pool 3.5% 7/15/2043	11,654	10,790
Ginnie Mae I Pool 3.5% 7/20/2043	151,365	140,759
Ginnie Mae I Pool 3.5% 7/20/2046	4,028,241	3,739,590
Ginnie Mae I Pool 3.5% 8/15/2042	5,628	5,219
Ginnie Mae I Pool 3.5% 8/15/2043	7,130	6,594
Ginnie Mae I Pool 3.5% 9/15/2042	16,844	15,605
Ginnie Mae I Pool 3.5% 9/15/2042	6,862	6,357
Ginnie Mae I Pool 3.5% 9/15/2042	7,557	7,057
Ginnie Mae I Pool 3.5% 9/15/2042	11,965	11,087
Ginnie Mae I Pool 3.5% 9/15/2043	5,952	5,512
Ginnie Mae I Pool 4% 1/15/2040	16,408	15,842
Ginnie Mae I Pool 4% 1/15/2040	16,945	16,336
Ginnie Mae I Pool 4% 1/15/2041	3,622	3,490
Ginnie Mae I Pool 4% 1/15/2041	88,270	85,022
Ginnie Mae I Pool 4% 1/15/2042	10,563	10,170
Ginnie Mae I Pool 4% 1/15/2043	30,882	29,674
Ginnie Mae I Pool 4% 1/15/2047	45,587	43,317
Ginnie Mae I Pool 4% 1/15/2047	52,068	49,476
Ginnie Mae I Pool 4% 1/15/2047	15,941	15,147
Ginnie Mae I Pool 4% 1/15/2047	33,442	31,777
Ginnie Mae I Pool 4% 10/15/2039	20,029	19,340
Ginnie Mae I Pool 4% 10/15/2040	85,067	81,978
Ginnie Mae I Pool 4% 10/15/2040	89,144	85,930
Ginnie Mae I Pool 4% 10/15/2040	6,967	6,715
Ginnie Mae I Pool 4% 10/15/2040	9,449	9,108
Ginnie Mae I Pool 4% 10/15/2040	3,720	3,587
Ginnie Mae I Pool 4% 10/15/2040	2,563	2,471
Ginnie Mae I Pool 4% 10/15/2040	93,134	89,753
Ginnie Mae I Pool 4% 10/15/2041	38,869	37,396
Ginnie Mae I Pool 4% 10/15/2041	180,057	173,231
Ginnie Mae I Pool 4% 10/15/2041	89,975	86,641
Ginnie Mae I Pool 4% 10/15/2041	48,626	46,836
Ginnie Mae I Pool 4% 10/15/2041	21,731	20,946
Ginnie Mae I Pool 4% 10/15/2041	15,255	14,684
Ginnie Mae I Pool 4% 10/15/2041	11,417	10,994
Ginnie Mae I Pool 4% 10/15/2041	8,550	8,238
Ginnie Mae I Pool 4% 10/15/2041	5,820	5,601
Ginnie Mae I Pool 4% 10/15/2041	73,339	70,634
Ginnie Mae I Pool 4% 10/15/2041	4,262	4,108
Ginnie Mae I Pool 4% 10/15/2041	24,785	23,830
Ginnie Mae I Pool 4% 10/20/2052	14,847,244	13,991,827
Ginnie Mae I Pool 4% 11/15/2039	17,367	16,779
Ginnie Mae I Pool 4% 11/15/2040	3,654	3,527
Ginnie Mae I Pool 4% 11/15/2040	22,931	22,089
Ginnie Mae I Pool 4% 11/15/2040	3,095	2,987
Ginnie Mae I Pool 4% 11/15/2041	193,130	185,950
Ginnie Mae I Pool 4% 11/15/2041	26,851	25,817
Ginnie Mae I Pool 4% 11/15/2042	8,849	8,507
Ginnie Mae I Pool 4% 12/15/2039	47,360	45,661
Ginnie Mae I Pool 4% 12/15/2039	10,842	10,455
Ginnie Mae I Pool 4% 12/15/2040	2,832	2,729
Ginnie Mae I Pool 4% 12/15/2040	3,797	3,655
Ginnie Mae I Pool 4% 12/15/2040	5,532	5,324
Ginnie Mae I Pool 4% 12/15/2041	106,642	102,666
Ginnie Mae I Pool 4% 12/15/2041	29,249	28,149
Ginnie Mae I Pool 4% 12/15/2041	16,144	15,535
Ginnie Mae I Pool 4% 12/15/2041	59,510	57,248
Ginnie Mae I Pool 4% 12/15/2041	3,640	3,509
Ginnie Mae I Pool 4% 12/15/2041	2,891	2,783
Ginnie Mae I Pool 4% 12/15/2042	5,961	5,734
Ginnie Mae I Pool 4% 12/15/2046	8,681	8,249
Ginnie Mae I Pool 4% 2/15/2040	40,970	39,522
Ginnie Mae I Pool 4% 2/15/2040	71,932	69,321
Ginnie Mae I Pool 4% 2/15/2040	45,247	43,601
Ginnie Mae I Pool 4% 2/15/2041	24,871	23,968
Ginnie Mae I Pool 4% 2/15/2041	12,137	11,680
Ginnie Mae I Pool 4% 2/15/2042	28,557	27,484
Ginnie Mae I Pool 4% 3/15/2040	360,546	347,549
Ginnie Mae I Pool 4% 3/15/2041	180,186	173,660
Ginnie Mae I Pool 4% 3/15/2041	9,544	9,198
Ginnie Mae I Pool 4% 3/15/2042	9,906	9,531
Ginnie Mae I Pool 4% 3/15/2042	13,521	12,998
Ginnie Mae I Pool 4% 3/15/2042	101,514	97,666
Ginnie Mae I Pool 4% 4/15/2040	35,258	33,967
Ginnie Mae I Pool 4% 4/15/2040	12,360	11,924
Ginnie Mae I Pool 4% 4/15/2042	17,026	16,374
Ginnie Mae I Pool 4% 4/15/2043	5,261	5,074
Ginnie Mae I Pool 4% 4/15/2046	1,331,220	1,273,258
Ginnie Mae I Pool 4% 4/20/2047	1,112,579	1,057,170
Ginnie Mae I Pool 4% 4/20/2047	1,145,405	1,088,361
Ginnie Mae I Pool 4% 5/15/2040	24,196	23,307
Ginnie Mae I Pool 4% 5/15/2041	4,766	4,612
Ginnie Mae I Pool 4% 5/15/2042	8,930	8,613
Ginnie Mae I Pool 4% 5/15/2043	6,279	6,026
Ginnie Mae I Pool 4% 5/20/2049	824,615	778,136
Ginnie Mae I Pool 4% 6/15/2041	14,484	13,947
Ginnie Mae I Pool 4% 6/15/2041	9,659	9,333
Ginnie Mae I Pool 4% 6/15/2041	7,571	7,283
Ginnie Mae I Pool 4% 6/15/2042	20,059	19,270
Ginnie Mae I Pool 4% 6/15/2043	3,786	3,641
Ginnie Mae I Pool 4% 6/15/2043	5,858	5,627
Ginnie Mae I Pool 4% 7/15/2039	18,636	17,973
Ginnie Mae I Pool 4% 7/15/2041	10,244	9,880
Ginnie Mae I Pool 4% 7/15/2041	4,744	4,562
Ginnie Mae I Pool 4% 7/15/2041	1,788	1,721
Ginnie Mae I Pool 4% 7/15/2041	2,792	2,686
Ginnie Mae I Pool 4% 7/15/2041	8,401	8,090
Ginnie Mae I Pool 4% 7/15/2041	2,883	2,848
Ginnie Mae I Pool 4% 7/15/2046	24,601	23,422
Ginnie Mae I Pool 4% 7/15/2046	37,963	36,144
Ginnie Mae I Pool 4% 8/15/2039	5,693	5,487
Ginnie Mae I Pool 4% 8/15/2039	9,135	8,811
Ginnie Mae I Pool 4% 8/15/2040	4,025	3,881
Ginnie Mae I Pool 4% 8/15/2041	12,659	12,192
Ginnie Mae I Pool 4% 8/15/2041	3,520	3,397
Ginnie Mae I Pool 4% 8/15/2041	9,543	9,197
Ginnie Mae I Pool 4% 8/15/2042	38,496	36,983
Ginnie Mae I Pool 4% 8/15/2042	5,312	5,116
Ginnie Mae I Pool 4% 8/15/2043	2,286	2,193
Ginnie Mae I Pool 4% 8/15/2043	7,954	7,630
Ginnie Mae I Pool 4% 9/15/2039	12,116	11,707
Ginnie Mae I Pool 4% 9/15/2040	5,680	5,476
Ginnie Mae I Pool 4% 9/15/2041	93,939	90,427
Ginnie Mae I Pool 4% 9/15/2041	11,707	11,275
Ginnie Mae I Pool 4% 9/15/2041	11,684	11,262
Ginnie Mae I Pool 4% 9/15/2041	1,397	1,351
Ginnie Mae I Pool 4% 9/15/2041	2,570	2,473
Ginnie Mae I Pool 4% 9/15/2041	5,069	4,873
Ginnie Mae I Pool 4.5% 10/15/2039	1,687	1,661
Ginnie Mae I Pool 4.5% 10/15/2039	3,196	3,145
Ginnie Mae I Pool 4.5% 10/15/2039	7,310	7,198
Ginnie Mae I Pool 4.5% 10/15/2039	9,434	9,286
Ginnie Mae I Pool 4.5% 11/15/2039	844	831
Ginnie Mae I Pool 4.5% 11/15/2039	6,508	6,407
Ginnie Mae I Pool 4.5% 11/15/2039	14,626	14,396
Ginnie Mae I Pool 4.5% 11/15/2039	17,602	17,325
Ginnie Mae I Pool 4.5% 11/15/2039	15,808	15,559
Ginnie Mae I Pool 4.5% 11/15/2039	7,988	7,863
Ginnie Mae I Pool 4.5% 11/15/2039	14,610	14,391
Ginnie Mae I Pool 4.5% 11/15/2039	1,358	1,336
Ginnie Mae I Pool 4.5% 11/15/2039	52,819	51,989
Ginnie Mae I Pool 4.5% 11/15/2039	21,823	21,488
Ginnie Mae I Pool 4.5% 12/15/2039	19,686	19,391
Ginnie Mae I Pool 4.5% 2/15/2040	1,157	1,139
Ginnie Mae I Pool 4.5% 2/15/2040	16,809	16,553
Ginnie Mae I Pool 4.5% 2/15/2040	16,406	16,148
Ginnie Mae I Pool 4.5% 2/15/2040	12,761	12,559
Ginnie Mae I Pool 4.5% 2/15/2040	8,898	8,763
Ginnie Mae I Pool 4.5% 2/15/2040	30,888	30,402
Ginnie Mae I Pool 4.5% 2/15/2040	45,197	44,489
Ginnie Mae I Pool 4.5% 2/15/2040	31,821	31,337
Ginnie Mae I Pool 4.5% 2/15/2040	2,595	2,555
Ginnie Mae I Pool 4.5% 2/15/2040	41,581	40,886
Ginnie Mae I Pool 4.5% 2/15/2041	9,902	9,737
Ginnie Mae I Pool 4.5% 3/15/2040	107,519	105,842
Ginnie Mae I Pool 4.5% 3/15/2040	7,530	7,412
Ginnie Mae I Pool 4.5% 3/15/2040	5,765	5,675
Ginnie Mae I Pool 4.5% 3/15/2040	12,017	11,827
Ginnie Mae I Pool 4.5% 3/15/2041	5,925	5,831
Ginnie Mae I Pool 4.5% 3/15/2041	255,375	251,094
Ginnie Mae I Pool 4.5% 4/15/2040	22,714	22,355
Ginnie Mae I Pool 4.5% 4/15/2040	17,603	17,327
Ginnie Mae I Pool 4.5% 4/15/2040	4,020	3,952
Ginnie Mae I Pool 4.5% 4/15/2040	10,413	10,253
Ginnie Mae I Pool 4.5% 4/15/2040	3,931	3,865
Ginnie Mae I Pool 4.5% 4/15/2040	45,150	44,453
Ginnie Mae I Pool 4.5% 4/20/2053	4,418,662	4,268,810
Ginnie Mae I Pool 4.5% 5/15/2039	9,073	8,935
Ginnie Mae I Pool 4.5% 5/15/2040	5,364	5,274
Ginnie Mae I Pool 4.5% 5/15/2040	57,921	57,012
Ginnie Mae I Pool 4.5% 6/15/2039	29,871	29,423
Ginnie Mae I Pool 4.5% 6/15/2039	4,255	4,189
Ginnie Mae I Pool 4.5% 6/15/2039	28,565	28,126
Ginnie Mae I Pool 4.5% 6/15/2039	5,259	5,178
Ginnie Mae I Pool 4.5% 6/15/2039	3,786	3,728
Ginnie Mae I Pool 4.5% 6/15/2040	61,728	60,756
Ginnie Mae I Pool 4.5% 6/15/2040	29,811	29,346
Ginnie Mae I Pool 4.5% 6/15/2040	120,296	118,413
Ginnie Mae I Pool 4.5% 6/15/2040	25,697	25,291
Ginnie Mae I Pool 4.5% 6/15/2040	3,677	3,619
Ginnie Mae I Pool 4.5% 6/15/2040	24,772	24,383
Ginnie Mae I Pool 4.5% 6/15/2040	205,828	202,577
Ginnie Mae I Pool 4.5% 6/15/2040	30,229	29,757
Ginnie Mae I Pool 4.5% 6/15/2040	2,396	2,357
Ginnie Mae I Pool 4.5% 7/15/2039	27,987	27,563
Ginnie Mae I Pool 4.5% 7/15/2040	96,795	95,274
Ginnie Mae I Pool 4.5% 7/15/2040	60,630	59,686
Ginnie Mae I Pool 4.5% 7/15/2040	41,708	41,047
Ginnie Mae I Pool 4.5% 7/15/2040	77,954	76,732
Ginnie Mae I Pool 4.5% 7/15/2040	47,764	47,013
Ginnie Mae I Pool 4.5% 7/15/2040	1,667	1,641
Ginnie Mae I Pool 4.5% 7/15/2040	6,509	6,406
Ginnie Mae I Pool 4.5% 7/15/2040	3,782	3,720
Ginnie Mae I Pool 4.5% 7/15/2040	42,971	42,297
Ginnie Mae I Pool 4.5% 8/15/2039	24,345	23,973
Ginnie Mae I Pool 4.5% 8/15/2039	127,551	125,600
Ginnie Mae I Pool 4.5% 8/15/2039	162,955	160,447
Ginnie Mae I Pool 4.5% 8/15/2039	4,346	4,278
Ginnie Mae I Pool 4.5% 8/15/2039	51,894	51,087
Ginnie Mae I Pool 4.5% 8/15/2039	256,784	252,833
Ginnie Mae I Pool 4.5% 8/15/2040	14,590	14,359
Ginnie Mae I Pool 4.5% 8/15/2040	1,958	1,927
Ginnie Mae I Pool 4.5% 8/15/2040	2,524	2,482
Ginnie Mae I Pool 4.5% 8/15/2041	5,397	5,313
Ginnie Mae I Pool 4.5% 9/15/2039	46,458	45,740
Ginnie Mae I Pool 4.5% 9/15/2039	8,347	8,217
Ginnie Mae I Pool 4.5% 9/15/2039	10,220	10,064
Ginnie Mae I Pool 4.5% 9/15/2039	22,956	22,603
Ginnie Mae I Pool 4.5% 9/15/2040	4,462	4,389
Ginnie Mae I Pool 4.5% 9/15/2040	7,562	7,444
Ginnie Mae I Pool 5% 1/15/2034	1,746	1,748
Ginnie Mae I Pool 5% 1/15/2039	21,172	21,197
Ginnie Mae I Pool 5% 1/15/2040	1,828	1,831
Ginnie Mae I Pool 5% 10/15/2033	1,036	1,036
Ginnie Mae I Pool 5% 10/15/2034	1,575	1,576
Ginnie Mae I Pool 5% 10/15/2034	2,381	2,382
Ginnie Mae I Pool 5% 10/15/2039	3,646	3,655
Ginnie Mae I Pool 5% 10/15/2039	18,160	18,206
Ginnie Mae I Pool 5% 10/15/2039	6,125	6,141
Ginnie Mae I Pool 5% 10/15/2039	13,349	13,386
Ginnie Mae I Pool 5% 10/15/2039	10,514	10,540
Ginnie Mae I Pool 5% 11/15/2033	1,521	1,522
Ginnie Mae I Pool 5% 11/15/2033	4,435	4,434
Ginnie Mae I Pool 5% 11/15/2033	610	610
Ginnie Mae I Pool 5% 11/15/2033	4,341	4,345
Ginnie Mae I Pool 5% 11/15/2033	2,401	2,402
Ginnie Mae I Pool 5% 11/15/2035	4,808	4,812
Ginnie Mae I Pool 5% 11/15/2039	15,917	15,962
Ginnie Mae I Pool 5% 11/15/2039	11,410	11,437
Ginnie Mae I Pool 5% 11/15/2039	6,966	6,985
Ginnie Mae I Pool 5% 11/15/2039	6,285	6,302
Ginnie Mae I Pool 5% 11/15/2039	1,362	1,365
Ginnie Mae I Pool 5% 11/15/2039	1,774	1,779
Ginnie Mae I Pool 5% 11/15/2040	6,477	6,495
Ginnie Mae I Pool 5% 11/15/2040	1,744	1,750
Ginnie Mae I Pool 5% 12/15/2032	213	213
Ginnie Mae I Pool 5% 12/15/2033	1,568	1,569
Ginnie Mae I Pool 5% 12/15/2037	4,810	4,822
Ginnie Mae I Pool 5% 12/15/2039	6,849	6,870
Ginnie Mae I Pool 5% 12/15/2039	8,053	8,074
Ginnie Mae I Pool 5% 12/15/2039	15,712	15,756
Ginnie Mae I Pool 5% 2/15/2034	3,162	3,165
Ginnie Mae I Pool 5% 2/15/2039	38,018	38,114
Ginnie Mae I Pool 5% 3/15/2035	6,324	6,333
Ginnie Mae I Pool 5% 3/15/2036	3,866	3,872
Ginnie Mae I Pool 5% 3/15/2036	13,827	13,845
Ginnie Mae I Pool 5% 3/15/2036	9,521	9,519
Ginnie Mae I Pool 5% 3/15/2041	13,204	13,247
Ginnie Mae I Pool 5% 3/15/2041	8,782	8,806
Ginnie Mae I Pool 5% 4/15/2033	1,094	1,094
Ginnie Mae I Pool 5% 4/15/2033	1,427	1,428
Ginnie Mae I Pool 5% 4/15/2033	1,784	1,785
Ginnie Mae I Pool 5% 4/15/2035	9,031	9,039
Ginnie Mae I Pool 5% 4/15/2039	2,777	2,783
Ginnie Mae I Pool 5% 4/15/2040	121,789	122,121
Ginnie Mae I Pool 5% 4/15/2040	7,819	7,842
Ginnie Mae I Pool 5% 4/15/2040	2,340	2,346
Ginnie Mae I Pool 5% 4/15/2040	114,973	115,292
Ginnie Mae I Pool 5% 4/15/2041	27,936	28,022
Ginnie Mae I Pool 5% 4/15/2041	2,134	2,141
Ginnie Mae I Pool 5% 4/15/2041	5,772	5,791
Ginnie Mae I Pool 5% 4/20/2048	2,703,545	2,732,279
Ginnie Mae I Pool 5% 5/15/2033	16,833	16,839
Ginnie Mae I Pool 5% 5/15/2033	8,063	8,066
Ginnie Mae I Pool 5% 5/15/2033	2,174	2,175
Ginnie Mae I Pool 5% 5/15/2034	70,928	70,983
Ginnie Mae I Pool 5% 5/15/2036	695	696
Ginnie Mae I Pool 5% 5/15/2039	19,650	19,700
Ginnie Mae I Pool 5% 5/15/2039	27,551	27,619
Ginnie Mae I Pool 5% 5/15/2040	4,142	4,152
Ginnie Mae I Pool 5% 5/15/2040	6,865	6,884
Ginnie Mae I Pool 5% 5/15/2040	1,447	1,452
Ginnie Mae I Pool 5% 6/15/2033	1,043	1,043
Ginnie Mae I Pool 5% 6/15/2033	1,059	1,060
Ginnie Mae I Pool 5% 6/15/2033	409	409
Ginnie Mae I Pool 5% 6/15/2034	1,282	1,284
Ginnie Mae I Pool 5% 6/15/2036	5,498	5,506
Ginnie Mae I Pool 5% 6/15/2039	2,752	2,759
Ginnie Mae I Pool 5% 6/15/2040	362,019	363,025
Ginnie Mae I Pool 5% 6/15/2040	9,925	9,953
Ginnie Mae I Pool 5% 6/15/2040	5,941	5,959
Ginnie Mae I Pool 5% 6/15/2041	2,261	2,268
Ginnie Mae I Pool 5% 6/15/2041	2,193	2,199
Ginnie Mae I Pool 5% 6/15/2041	16,240	16,288
Ginnie Mae I Pool 5% 7/15/2034	2,146	2,148
Ginnie Mae I Pool 5% 7/15/2035	28,266	28,300
Ginnie Mae I Pool 5% 7/15/2039	16,132	16,173
Ginnie Mae I Pool 5% 7/15/2039	35,826	35,915
Ginnie Mae I Pool 5% 7/15/2040	7,983	8,007
Ginnie Mae I Pool 5% 7/15/2040	19,926	19,982
Ginnie Mae I Pool 5% 7/15/2040	6,087	6,104
Ginnie Mae I Pool 5% 7/15/2040	14,086	14,127
Ginnie Mae I Pool 5% 7/15/2040	8,694	8,719
Ginnie Mae I Pool 5% 7/15/2040	1,152	1,155
Ginnie Mae I Pool 5% 8/15/2033	1,810	1,811
Ginnie Mae I Pool 5% 8/15/2033	4,313	4,316
Ginnie Mae I Pool 5% 8/15/2033	2,019	2,020
Ginnie Mae I Pool 5% 8/15/2033	17,102	17,106
Ginnie Mae I Pool 5% 8/15/2033	6,240	6,245
Ginnie Mae I Pool 5% 8/15/2033	12,069	12,076
Ginnie Mae I Pool 5% 8/15/2035	539	540
Ginnie Mae I Pool 5% 8/15/2039	3,760	3,770
Ginnie Mae I Pool 5% 8/15/2039	2,408	2,415
Ginnie Mae I Pool 5% 8/15/2039	2,573	2,580
Ginnie Mae I Pool 5% 8/15/2039	5,371	5,385
Ginnie Mae I Pool 5% 8/15/2039	12,938	12,972
Ginnie Mae I Pool 5% 8/15/2039	15,987	16,028
Ginnie Mae I Pool 5% 8/15/2040	25,831	25,909
Ginnie Mae I Pool 5% 8/15/2040	24,803	24,874
Ginnie Mae I Pool 5% 8/15/2040	28,505	28,590
Ginnie Mae I Pool 5% 8/15/2040	6,386	6,406
Ginnie Mae I Pool 5% 9/15/2033	16,839	16,851
Ginnie Mae I Pool 5% 9/15/2035	1,329	1,331
Ginnie Mae I Pool 5% 9/15/2036	26,860	26,899
Ginnie Mae I Pool 5% 9/15/2036	6,203	6,209
Ginnie Mae I Pool 5% 9/15/2039	3,874	3,885
Ginnie Mae I Pool 5% 9/15/2039	1,683	1,688
Ginnie Mae I Pool 5% 9/15/2039	18,600	18,650
Ginnie Mae I Pool 5% 9/15/2039	101,496	101,752
Ginnie Mae I Pool 5% 9/15/2039	5,569	5,585
Ginnie Mae I Pool 5% 9/15/2039	5,397	5,412
Ginnie Mae I Pool 5% 9/15/2039	7,273	7,292
Ginnie Mae I Pool 5% 9/15/2039	14,191	14,228
Ginnie Mae I Pool 5% 9/15/2039	5,189	5,202
Ginnie Mae I Pool 5% 9/15/2039	3,567	3,576
Ginnie Mae I Pool 5% 9/15/2039	1,389	1,393
Ginnie Mae I Pool 5% 9/15/2040	3,006	3,015
Ginnie Mae I Pool 5% 9/15/2040	15,138	15,180
Ginnie Mae I Pool 5% 9/15/2040	10,152	10,182
Ginnie Mae I Pool 5% 9/15/2040	4,457	4,472
Ginnie Mae I Pool 5% 9/15/2041	268,205	268,924
Ginnie Mae I Pool 5.5% 1/15/2034	209	211
Ginnie Mae I Pool 5.5% 10/15/2035	12,498	12,659
Ginnie Mae I Pool 5.5% 3/15/2034	811	820
Ginnie Mae I Pool 5.5% 3/15/2039	1,053	1,069
Ginnie Mae I Pool 5.5% 4/15/2034	1,027	1,038
Ginnie Mae I Pool 5.5% 5/15/2034	3,352	3,393
Ginnie Mae I Pool 5.5% 5/15/2034	199	201
Ginnie Mae I Pool 5.5% 5/15/2034	993	1,004
Ginnie Mae I Pool 5.5% 5/15/2039	9,181	9,325
Ginnie Mae I Pool 5.5% 7/15/2033	731	739
Ginnie Mae I Pool 5.5% 7/15/2039	8,200	8,329
Ginnie Mae I Pool 5.5% 8/15/2033	2,587	2,616
Ginnie Mae I Pool 5.5% 9/15/2039	53,861	54,708
Ginnie Mae I Pool 5.5% 9/15/2039	59,568	60,511
Ginnie Mae I Pool 6% 10/15/2030	4,307	4,382
Ginnie Mae I Pool 6% 10/15/2039	2,219	2,299
Ginnie Mae I Pool 6% 11/15/2039	6,348	6,581
Ginnie Mae I Pool 6% 11/15/2039	574	594
Ginnie Mae I Pool 6% 11/15/2039	1,438	1,487
Ginnie Mae I Pool 6% 11/15/2039	2,422	2,508
Ginnie Mae I Pool 6% 11/15/2039	938	969
Ginnie Mae I Pool 6% 11/15/2039	3,648	3,781
Ginnie Mae I Pool 6% 11/15/2039	1,271	1,307
Ginnie Mae I Pool 6% 12/15/2034	648	665
Ginnie Mae I Pool 6.5% 10/15/2034	1,674	1,719
Ginnie Mae I Pool 6.5% 10/15/2034	8,474	8,722
Ginnie Mae I Pool 6.5% 10/15/2035	5,302	5,473
Ginnie Mae I Pool 6.5% 10/15/2036	2,250	2,320
Ginnie Mae I Pool 6.5% 11/15/2034	2,156	2,202
Ginnie Mae I Pool 6.5% 6/15/2037	2,689	2,776
Ginnie Mae I Pool 6.5% 7/15/2035	630	648
Ginnie Mae I Pool 6.5% 8/15/2034	9,499	9,759
Ginnie Mae I Pool 6.5% 8/15/2034	231	236
Ginnie Mae I Pool 6.5% 8/15/2036	1,500	1,555
Ginnie Mae I Pool 6.5% 9/15/2034	3,639	3,740
Ginnie Mae I Pool 7% 1/15/2026	6	6
Ginnie Mae I Pool 7% 1/15/2027	23	23
Ginnie Mae I Pool 7% 1/15/2028	133	134
Ginnie Mae I Pool 7% 1/15/2028	124	126
Ginnie Mae I Pool 7% 1/15/2028	86	87
Ginnie Mae I Pool 7% 1/15/2028	114	115
Ginnie Mae I Pool 7% 1/15/2028	10	10
Ginnie Mae I Pool 7% 1/15/2028	61	62
Ginnie Mae I Pool 7% 1/15/2028	184	185
Ginnie Mae I Pool 7% 1/15/2028	380	383
Ginnie Mae I Pool 7% 1/15/2028	120	121
Ginnie Mae I Pool 7% 1/15/2029	79	80
Ginnie Mae I Pool 7% 1/15/2029	168	170
Ginnie Mae I Pool 7% 1/15/2029	291	296
Ginnie Mae I Pool 7% 1/15/2029	209	212
Ginnie Mae I Pool 7% 1/15/2029	115	117
Ginnie Mae I Pool 7% 1/15/2030	924	941
Ginnie Mae I Pool 7% 1/15/2030	94	95
Ginnie Mae I Pool 7% 1/15/2031	279	285
Ginnie Mae I Pool 7% 1/15/2032	1,720	1,763
Ginnie Mae I Pool 7% 10/15/2025	22	22
Ginnie Mae I Pool 7% 10/15/2026	112	113
Ginnie Mae I Pool 7% 10/15/2028	869	882
Ginnie Mae I Pool 7% 10/15/2028	160	162
Ginnie Mae I Pool 7% 10/15/2030	244	248
Ginnie Mae I Pool 7% 10/15/2031	385	390
Ginnie Mae I Pool 7% 10/15/2031	288	295
Ginnie Mae I Pool 7% 10/15/2031	31	32
Ginnie Mae I Pool 7% 10/15/2031	369	377
Ginnie Mae I Pool 7% 10/15/2031	1,450	1,489
Ginnie Mae I Pool 7% 11/15/2027	26	26
Ginnie Mae I Pool 7% 11/15/2028	132	134
Ginnie Mae I Pool 7% 11/15/2029	765	780
Ginnie Mae I Pool 7% 11/15/2031	909	926
Ginnie Mae I Pool 7% 11/15/2031	756	775
Ginnie Mae I Pool 7% 11/15/2031	832	853
Ginnie Mae I Pool 7% 11/15/2031	247	254
Ginnie Mae I Pool 7% 11/15/2032	227	233
Ginnie Mae I Pool 7% 12/15/2025	16	16
Ginnie Mae I Pool 7% 12/15/2026	8	8
Ginnie Mae I Pool 7% 12/15/2027	30	30
Ginnie Mae I Pool 7% 12/15/2027	201	203
Ginnie Mae I Pool 7% 12/15/2028	10	10
Ginnie Mae I Pool 7% 12/15/2028	295	300
Ginnie Mae I Pool 7% 12/15/2028	331	336
Ginnie Mae I Pool 7% 12/15/2028	159	161
Ginnie Mae I Pool 7% 12/15/2028	62	62
Ginnie Mae I Pool 7% 12/15/2030	388	397
Ginnie Mae I Pool 7% 12/15/2031	782	803
Ginnie Mae I Pool 7% 12/15/2031	1,391	1,426
Ginnie Mae I Pool 7% 12/15/2031	64	65
Ginnie Mae I Pool 7% 2/15/2028	131	132
Ginnie Mae I Pool 7% 2/15/2028	27	27
Ginnie Mae I Pool 7% 2/15/2028	185	186
Ginnie Mae I Pool 7% 2/15/2028	85	86
Ginnie Mae I Pool 7% 2/15/2028	138	140
Ginnie Mae I Pool 7% 2/15/2028	171	172
Ginnie Mae I Pool 7% 2/15/2028	51	52
Ginnie Mae I Pool 7% 2/15/2028	383	388
Ginnie Mae I Pool 7% 2/15/2029	63	64
Ginnie Mae I Pool 7% 2/15/2032	2,149	2,208
Ginnie Mae I Pool 7% 2/15/2032	602	617
Ginnie Mae I Pool 7% 2/15/2032	2,002	2,030
Ginnie Mae I Pool 7% 2/15/2032	210	213
Ginnie Mae I Pool 7% 2/15/2032	238	244
Ginnie Mae I Pool 7% 2/15/2032	594	609
Ginnie Mae I Pool 7% 2/15/2032	30	30
Ginnie Mae I Pool 7% 2/15/2032	148	152
Ginnie Mae I Pool 7% 3/15/2026	7	7
Ginnie Mae I Pool 7% 3/15/2028	59	60
Ginnie Mae I Pool 7% 3/15/2028	201	203
Ginnie Mae I Pool 7% 3/15/2028	102	103
Ginnie Mae I Pool 7% 3/15/2028	198	200
Ginnie Mae I Pool 7% 3/15/2028	63	64
Ginnie Mae I Pool 7% 3/15/2028	584	592
Ginnie Mae I Pool 7% 3/15/2028	33	33
Ginnie Mae I Pool 7% 3/15/2028	344	348
Ginnie Mae I Pool 7% 3/15/2028	168	170
Ginnie Mae I Pool 7% 3/15/2029	182	185
Ginnie Mae I Pool 7% 3/15/2029	412	419
Ginnie Mae I Pool 7% 3/15/2029	48	48
Ginnie Mae I Pool 7% 3/15/2029	117	119
Ginnie Mae I Pool 7% 3/15/2029	35	35
Ginnie Mae I Pool 7% 3/15/2029	65	66
Ginnie Mae I Pool 7% 3/15/2031	100	103
Ginnie Mae I Pool 7% 3/15/2031	54	55
Ginnie Mae I Pool 7% 3/15/2031	140	143
Ginnie Mae I Pool 7% 3/15/2031	140	143
Ginnie Mae I Pool 7% 3/15/2032	488	501
Ginnie Mae I Pool 7% 3/15/2032	69	71
Ginnie Mae I Pool 7% 3/15/2032	104	107
Ginnie Mae I Pool 7% 3/15/2032	367	377
Ginnie Mae I Pool 7% 3/15/2032	217	222
Ginnie Mae I Pool 7% 3/15/2032	844	867
Ginnie Mae I Pool 7% 4/15/2028	296	300
Ginnie Mae I Pool 7% 4/15/2028	89	89
Ginnie Mae I Pool 7% 4/15/2028	37	37
Ginnie Mae I Pool 7% 4/15/2028	144	146
Ginnie Mae I Pool 7% 4/15/2028	111	112
Ginnie Mae I Pool 7% 4/15/2028	225	228
Ginnie Mae I Pool 7% 4/15/2028	19	19
Ginnie Mae I Pool 7% 4/15/2028	69	70
Ginnie Mae I Pool 7% 4/15/2029	406	412
Ginnie Mae I Pool 7% 4/15/2030	196	200
Ginnie Mae I Pool 7% 4/15/2031	101	104
Ginnie Mae I Pool 7% 4/15/2031	413	423
Ginnie Mae I Pool 7% 4/15/2031	1,059	1,084
Ginnie Mae I Pool 7% 4/15/2031	240	246
Ginnie Mae I Pool 7% 4/15/2032	290	298
Ginnie Mae I Pool 7% 4/15/2032	1,327	1,363
Ginnie Mae I Pool 7% 4/15/2032	698	716
Ginnie Mae I Pool 7% 4/15/2032	476	488
Ginnie Mae I Pool 7% 4/15/2032	184	188
Ginnie Mae I Pool 7% 4/15/2032	211	216
Ginnie Mae I Pool 7% 4/15/2032	453	464
Ginnie Mae I Pool 7% 4/15/2032	70	71
Ginnie Mae I Pool 7% 4/15/2032	130	133
Ginnie Mae I Pool 7% 4/20/2032	19,411	20,049
Ginnie Mae I Pool 7% 5/15/2027	12	12
Ginnie Mae I Pool 7% 5/15/2028	45	46
Ginnie Mae I Pool 7% 5/15/2028	64	65
Ginnie Mae I Pool 7% 5/15/2028	13	13
Ginnie Mae I Pool 7% 5/15/2028	288	291
Ginnie Mae I Pool 7% 5/15/2029	177	180
Ginnie Mae I Pool 7% 5/15/2031	292	298
Ginnie Mae I Pool 7% 5/15/2031	552	566
Ginnie Mae I Pool 7% 5/15/2031	154	156
Ginnie Mae I Pool 7% 5/15/2032	180	185
Ginnie Mae I Pool 7% 5/15/2032	156	161
Ginnie Mae I Pool 7% 5/15/2032	181	187
Ginnie Mae I Pool 7% 5/15/2032	214	218
Ginnie Mae I Pool 7% 5/15/2032	297	302
Ginnie Mae I Pool 7% 5/15/2032	696	715
Ginnie Mae I Pool 7% 5/15/2032	675	691
Ginnie Mae I Pool 7% 5/15/2032	187	191
Ginnie Mae I Pool 7% 6/15/2028	32	32
Ginnie Mae I Pool 7% 6/15/2028	156	158
Ginnie Mae I Pool 7% 6/15/2028	318	322
Ginnie Mae I Pool 7% 6/15/2028	65	66
Ginnie Mae I Pool 7% 6/15/2028	49	50
Ginnie Mae I Pool 7% 6/15/2028	35	35
Ginnie Mae I Pool 7% 6/15/2028	335	339
Ginnie Mae I Pool 7% 6/15/2028	120	122
Ginnie Mae I Pool 7% 6/15/2028	105	107
Ginnie Mae I Pool 7% 6/15/2028	87	88
Ginnie Mae I Pool 7% 6/15/2028	203	206
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2029	61	62
Ginnie Mae I Pool 7% 6/15/2031	564	578
Ginnie Mae I Pool 7% 6/15/2031	165	165
Ginnie Mae I Pool 7% 6/15/2031	3,038	3,104
Ginnie Mae I Pool 7% 6/15/2032	184	188
Ginnie Mae I Pool 7% 6/15/2032	78	79
Ginnie Mae I Pool 7% 6/15/2032	133	136
Ginnie Mae I Pool 7% 6/15/2032	395	405
Ginnie Mae I Pool 7% 6/15/2032	813	834
Ginnie Mae I Pool 7% 6/15/2032	209	215
Ginnie Mae I Pool 7% 6/15/2032	160	164
Ginnie Mae I Pool 7% 6/15/2032	555	567
Ginnie Mae I Pool 7% 6/15/2032	914	936
Ginnie Mae I Pool 7% 7/15/2028	59	60
Ginnie Mae I Pool 7% 7/15/2028	183	186
Ginnie Mae I Pool 7% 7/15/2028	182	185
Ginnie Mae I Pool 7% 7/15/2028	76	77
Ginnie Mae I Pool 7% 7/15/2028	29	29
Ginnie Mae I Pool 7% 7/15/2028	87	88
Ginnie Mae I Pool 7% 7/15/2028	71	72
Ginnie Mae I Pool 7% 7/15/2028	59	59
Ginnie Mae I Pool 7% 7/15/2028	68	69
Ginnie Mae I Pool 7% 7/15/2028	373	377
Ginnie Mae I Pool 7% 7/15/2028	435	440
Ginnie Mae I Pool 7% 7/15/2029	317	321
Ginnie Mae I Pool 7% 7/15/2029	132	134
Ginnie Mae I Pool 7% 7/15/2029	269	274
Ginnie Mae I Pool 7% 7/15/2029	23	23
Ginnie Mae I Pool 7% 7/15/2031	496	508
Ginnie Mae I Pool 7% 7/15/2031	910	933
Ginnie Mae I Pool 7% 7/15/2031	600	614
Ginnie Mae I Pool 7% 7/15/2031	247	252
Ginnie Mae I Pool 7% 7/15/2032	584	598
Ginnie Mae I Pool 7% 7/15/2032	537	550
Ginnie Mae I Pool 7% 7/15/2032	331	340
Ginnie Mae I Pool 7% 7/15/2032	51	53
Ginnie Mae I Pool 7% 7/15/2032	283	290
Ginnie Mae I Pool 7% 7/15/2032	314	320
Ginnie Mae I Pool 7% 7/15/2032	450	463
Ginnie Mae I Pool 7% 8/15/2025	2	2
Ginnie Mae I Pool 7% 8/15/2025	4	4
Ginnie Mae I Pool 7% 8/15/2025	14	14
Ginnie Mae I Pool 7% 8/15/2029	269	273
Ginnie Mae I Pool 7% 8/15/2029	41	41
Ginnie Mae I Pool 7% 8/15/2029	4	4
Ginnie Mae I Pool 7% 8/15/2029	66	66
Ginnie Mae I Pool 7% 8/15/2031	131	135
Ginnie Mae I Pool 7% 8/15/2031	132	136
Ginnie Mae I Pool 7% 8/15/2031	226	232
Ginnie Mae I Pool 7% 8/15/2032	115	118
Ginnie Mae I Pool 7% 8/15/2032	136	140
Ginnie Mae I Pool 7% 8/15/2032	380	388
Ginnie Mae I Pool 7% 8/15/2032	148	153
Ginnie Mae I Pool 7% 8/15/2032	77	78
Ginnie Mae I Pool 7% 8/15/2032	252	258
Ginnie Mae I Pool 7% 9/15/2027	25	25
Ginnie Mae I Pool 7% 9/15/2028	358	362
Ginnie Mae I Pool 7% 9/15/2028	46	47
Ginnie Mae I Pool 7% 9/15/2028	40	40
Ginnie Mae I Pool 7% 9/15/2028	42	42
Ginnie Mae I Pool 7% 9/15/2029	73	75
Ginnie Mae I Pool 7% 9/15/2030	45	45
Ginnie Mae I Pool 7% 9/15/2031	757	777
Ginnie Mae I Pool 7% 9/15/2031	556	570
Ginnie Mae I Pool 7% 9/15/2031	296	303
Ginnie Mae I Pool 7% 9/15/2031	225	230
Ginnie Mae I Pool 7% 9/15/2031	897	920
Ginnie Mae I Pool 7% 9/15/2031	60	62
Ginnie Mae I Pool 7.5% 1/15/2026	51	51
Ginnie Mae I Pool 7.5% 1/15/2026	17	17
Ginnie Mae I Pool 7.5% 1/15/2028	231	235
Ginnie Mae I Pool 7.5% 1/15/2031	41	42
Ginnie Mae I Pool 7.5% 1/15/2031	129	133
Ginnie Mae I Pool 7.5% 10/15/2025	11	11
Ginnie Mae I Pool 7.5% 10/15/2025	3	3
Ginnie Mae I Pool 7.5% 10/15/2027	41	42
Ginnie Mae I Pool 7.5% 10/15/2027	39	40
Ginnie Mae I Pool 7.5% 10/15/2027	436	444
Ginnie Mae I Pool 7.5% 10/15/2027	38	38
Ginnie Mae I Pool 7.5% 10/15/2027	592	600
Ginnie Mae I Pool 7.5% 11/15/2025	82	82
Ginnie Mae I Pool 7.5% 11/15/2025	78	79
Ginnie Mae I Pool 7.5% 11/15/2025	20	20
Ginnie Mae I Pool 7.5% 11/15/2025	21	21
Ginnie Mae I Pool 7.5% 11/15/2025	8	8
Ginnie Mae I Pool 7.5% 11/15/2025	56	57
Ginnie Mae I Pool 7.5% 11/15/2025	235	235
Ginnie Mae I Pool 7.5% 11/15/2025	34	34
Ginnie Mae I Pool 7.5% 11/15/2025	7	7
Ginnie Mae I Pool 7.5% 11/15/2027	38	39
Ginnie Mae I Pool 7.5% 12/15/2027	13	13
Ginnie Mae I Pool 7.5% 12/15/2027	115	116
Ginnie Mae I Pool 7.5% 12/15/2027	27	27
Ginnie Mae I Pool 7.5% 12/15/2027	207	212
Ginnie Mae I Pool 7.5% 12/15/2027	177	180
Ginnie Mae I Pool 7.5% 12/15/2027	139	142
Ginnie Mae I Pool 7.5% 12/15/2027	25	26
Ginnie Mae I Pool 7.5% 2/15/2027	53	54
Ginnie Mae I Pool 7.5% 3/15/2028	165	169
Ginnie Mae I Pool 7.5% 3/15/2031	458	477
Ginnie Mae I Pool 7.5% 4/15/2027	63	64
Ginnie Mae I Pool 7.5% 4/15/2027	91	93
Ginnie Mae I Pool 7.5% 4/15/2027	16	16
Ginnie Mae I Pool 7.5% 4/15/2027	47	47
Ginnie Mae I Pool 7.5% 4/15/2027	259	262
Ginnie Mae I Pool 7.5% 5/15/2027	4	4
Ginnie Mae I Pool 7.5% 5/15/2027	133	135
Ginnie Mae I Pool 7.5% 6/15/2027	21	21
Ginnie Mae I Pool 7.5% 6/15/2027	121	122
Ginnie Mae I Pool 7.5% 6/15/2027	48	49
Ginnie Mae I Pool 7.5% 6/15/2027	466	472
Ginnie Mae I Pool 7.5% 6/15/2029	40	40
Ginnie Mae I Pool 7.5% 7/15/2027	461	469
Ginnie Mae I Pool 7.5% 7/15/2027	260	263
Ginnie Mae I Pool 7.5% 7/15/2027	165	168
Ginnie Mae I Pool 7.5% 7/15/2027	22	22
Ginnie Mae I Pool 7.5% 7/15/2027	224	228
Ginnie Mae I Pool 7.5% 7/15/2027	84	85
Ginnie Mae I Pool 7.5% 7/15/2027	38	38
Ginnie Mae I Pool 7.5% 7/15/2027	123	125
Ginnie Mae I Pool 7.5% 7/15/2028	784	803
Ginnie Mae I Pool 7.5% 7/15/2029	127	130
Ginnie Mae I Pool 7.5% 8/15/2027	66	67
Ginnie Mae I Pool 7.5% 8/15/2027	34	34
Ginnie Mae I Pool 7.5% 8/15/2027	254	259
Ginnie Mae I Pool 7.5% 8/15/2027	37	38
Ginnie Mae I Pool 7.5% 8/15/2027	322	328
Ginnie Mae I Pool 7.5% 8/15/2027	26	27
Ginnie Mae I Pool 7.5% 8/15/2027	113	115
Ginnie Mae I Pool 7.5% 8/15/2028	68	70
Ginnie Mae I Pool 7.5% 8/15/2028	389	399
Ginnie Mae I Pool 7.5% 8/15/2028	185	189
Ginnie Mae I Pool 7.5% 8/15/2028	32	32
Ginnie Mae I Pool 7.5% 9/15/2025	3	3
Ginnie Mae I Pool 7.5% 9/15/2025	87	87
Ginnie Mae I Pool 7.5% 9/15/2025	22	22
Ginnie Mae I Pool 7.5% 9/15/2027	50	51
Ginnie Mae I Pool 7.5% 9/15/2027	27	27
Ginnie Mae I Pool 7.5% 9/15/2027	940	957
Ginnie Mae I Pool 7.5% 9/15/2027	51	51
Ginnie Mae I Pool 7.5% 9/15/2027	43	43
Ginnie Mae I Pool 7.5% 9/15/2028	315	321
Ginnie Mae I Pool 7.5% 9/15/2028	463	475
Ginnie Mae I Pool 7.5% 9/15/2031	1,046	1,082
Ginnie Mae I Pool 8% 1/15/2028	295	300
Ginnie Mae I Pool 8% 11/15/2027	64	65
Ginnie Mae I Pool 8% 12/15/2027	422	429
Ginnie Mae I Pool 8% 12/15/2027	61	61
Ginnie Mae I Pool 8% 12/15/2027	101	102
Ginnie Mae I Pool 8% 12/15/2027	113	115
Ginnie Mae I Pool 8% 12/15/2027	303	308
Ginnie Mae I Pool 8% 12/15/2027	50	50
Ginnie Mae I Pool 8% 6/15/2025	2	2
Ginnie Mae I Pool 8% 6/15/2025	3	3
Ginnie Mae I Pool 8% 6/15/2025	2	2
Ginnie Mae I Pool 8% 7/15/2025	12	12
Ginnie Mae I Pool 8% 7/15/2027	107	108
Ginnie Mae I Pool 8% 8/15/2025	81	81
Ginnie Mae I Pool 8% 8/15/2025	6	6
Ginnie Mae I Pool 8% 8/15/2027	35	35
Ginnie Mae I Pool 8% 8/15/2027	54	55
Ginnie Mae I Pool 8% 9/15/2025	5	5
Ginnie Mae I Pool 8% 9/15/2029	38	39
Ginnie Mae I Pool 8.5% 1/15/2031	1,192	1,233
Ginnie Mae I Pool 8.5% 11/15/2027	35	36
Ginnie Mae I Pool 8.5% 12/15/2029	73	75
Ginnie Mae I Pool 8.5% 7/15/2030	173	178
Ginnie Mae I Pool 8.5% 8/15/2029	101	103
Ginnie Mae II Pool 2% 1/1/2055 (g)	181,075,000	149,019,075
Ginnie Mae II Pool 2% 10/20/2051	915,563	753,580
Ginnie Mae II Pool 2% 11/20/2050	15,153,559	12,474,933
Ginnie Mae II Pool 2% 12/1/2054 (g)	291,350,000	239,544,328
Ginnie Mae II Pool 2% 12/20/2050	15,468,664	12,731,921
Ginnie Mae II Pool 2.5% 11/20/2051	215,343	184,228
Ginnie Mae II Pool 2.5% 12/1/2054 (g)	91,150,000	77,933,250
Ginnie Mae II Pool 2.5% 12/20/2051	5,215,522	4,461,919
Ginnie Mae II Pool 2.5% 6/20/2051	5,363,376	4,589,247
Ginnie Mae II Pool 2.5% 7/20/2051	16,664,894	14,259,549
Ginnie Mae II Pool 2.5% 9/20/2051	7,245,927	6,200,078
Ginnie Mae II Pool 3% 1/1/2055 (g)	114,700,000	101,746,963
Ginnie Mae II Pool 3% 1/20/2032	1,840,609	1,772,331
Ginnie Mae II Pool 3% 1/20/2043	907,764	823,086
Ginnie Mae II Pool 3% 10/20/2031	596,454	574,686
Ginnie Mae II Pool 3% 10/20/2043	386,930	349,982
Ginnie Mae II Pool 3% 11/20/2031	643,474	619,795
Ginnie Mae II Pool 3% 12/1/2054 (g)	216,575,000	192,007,273
Ginnie Mae II Pool 3% 12/20/2031	976,184	940,269
Ginnie Mae II Pool 3% 12/20/2042	1,938,988	1,758,561
Ginnie Mae II Pool 3% 12/20/2043	3,930	3,554
Ginnie Mae II Pool 3% 2/20/2031	79,473	76,802
Ginnie Mae II Pool 3% 2/20/2043	54,846	49,730
Ginnie Mae II Pool 3% 2/20/2044	14,354	12,980
Ginnie Mae II Pool 3% 3/20/2031	163,350	157,805
Ginnie Mae II Pool 3% 4/20/2031	611,788	590,818
Ginnie Mae II Pool 3% 5/20/2031	1,269,561	1,225,626
Ginnie Mae II Pool 3% 5/20/2042	12,360	11,234
Ginnie Mae II Pool 3% 7/20/2031	16,818	16,226
Ginnie Mae II Pool 3% 8/20/2031	195,570	188,615
Ginnie Mae II Pool 3% 8/20/2042	17,095	15,518
Ginnie Mae II Pool 3% 9/20/2031	78,518	75,701
Ginnie Mae II Pool 3% 9/20/2043	13,512	12,219
Ginnie Mae II Pool 3.5% 1/1/2055 (g)	32,450,000	29,679,075
Ginnie Mae II Pool 3.5% 1/20/2041	2,264	2,123
Ginnie Mae II Pool 3.5% 1/20/2044	34,135	31,774
Ginnie Mae II Pool 3.5% 10/20/2041	10,241	9,582
Ginnie Mae II Pool 3.5% 10/20/2043	41,003	38,194
Ginnie Mae II Pool 3.5% 11/20/2041	1,559,388	1,459,222
Ginnie Mae II Pool 3.5% 11/20/2043	9,178	8,548
Ginnie Mae II Pool 3.5% 11/20/2054	3,274,745	2,993,012
Ginnie Mae II Pool 3.5% 12/1/2054 (g)	71,875,000	65,703,856
Ginnie Mae II Pool 3.5% 12/20/2040	200,323	187,872
Ginnie Mae II Pool 3.5% 12/20/2041	4,667,620	4,367,845
Ginnie Mae II Pool 3.5% 12/20/2043	33,879	31,541
Ginnie Mae II Pool 3.5% 2/20/2043	306,608	286,076
Ginnie Mae II Pool 3.5% 2/20/2044	3,188	2,967
Ginnie Mae II Pool 3.5% 3/20/2043	182,239	170,038
Ginnie Mae II Pool 3.5% 3/20/2044	10,111	9,409
Ginnie Mae II Pool 3.5% 4/20/2043	175,060	163,310
Ginnie Mae II Pool 3.5% 4/20/2044	4,682	4,355
Ginnie Mae II Pool 3.5% 4/20/2046	43,970	40,819
Ginnie Mae II Pool 3.5% 5/20/2043	2,930,227	2,720,897
Ginnie Mae II Pool 3.5% 5/20/2046	15,487	14,368
Ginnie Mae II Pool 3.5% 5/20/2046	59,792	55,470
Ginnie Mae II Pool 3.5% 6/20/2043	188,145	175,450
Ginnie Mae II Pool 3.5% 7/20/2043	5,793	5,398
Ginnie Mae II Pool 3.5% 8/20/2043	29,973	27,934
Ginnie Mae II Pool 3.5% 9/20/2040	107,593	100,832
Ginnie Mae II Pool 3.5% 9/20/2043	726,679	677,069
Ginnie Mae II Pool 4% 1/20/2041	2,415,206	2,315,708
Ginnie Mae II Pool 4% 1/20/2042	75,089	71,906
Ginnie Mae II Pool 4% 1/20/2045	1,557,979	1,486,168
Ginnie Mae II Pool 4% 1/20/2046	84,979	80,853
Ginnie Mae II Pool 4% 10/20/2040	826,332	792,411
Ginnie Mae II Pool 4% 10/20/2041	1,143,456	1,095,209
Ginnie Mae II Pool 4% 10/20/2044	332,639	317,337
Ginnie Mae II Pool 4% 10/20/2045	9,367	8,927
Ginnie Mae II Pool 4% 11/20/2040	950,415	911,330
Ginnie Mae II Pool 4% 11/20/2044	713,557	680,664
Ginnie Mae II Pool 4% 12/20/2044	19,320	18,429
Ginnie Mae II Pool 4% 12/20/2045	108,347	103,087
Ginnie Mae II Pool 4% 2/20/2041	33,155	31,786
Ginnie Mae II Pool 4% 2/20/2044	478,372	456,689
Ginnie Mae II Pool 4% 3/20/2041	84,751	81,249
Ginnie Mae II Pool 4% 3/20/2047	967,636	919,748
Ginnie Mae II Pool 4% 5/20/2033	1,873	1,820
Ginnie Mae II Pool 4% 7/20/2044	265,063	252,944
Ginnie Mae II Pool 4% 8/20/2041	9,400	9,005
Ginnie Mae II Pool 4% 8/20/2043	146,939	140,384
Ginnie Mae II Pool 4% 8/20/2044	46,164	44,053
Ginnie Mae II Pool 4% 8/20/2045	1,173,762	1,118,608
Ginnie Mae II Pool 4% 9/20/2040	420,047	402,790
Ginnie Mae II Pool 4% 9/20/2041	174,807	167,444
Ginnie Mae II Pool 4% 9/20/2045	7,758	7,393
Ginnie Mae II Pool 4.5% 1/20/2041	94,058	92,901
Ginnie Mae II Pool 4.5% 10/20/2035	967	956
Ginnie Mae II Pool 4.5% 10/20/2040	19,816	19,573
Ginnie Mae II Pool 4.5% 11/20/2040	19,855	19,612
Ginnie Mae II Pool 4.5% 12/1/2054 (g)	40,950,000	39,516,750
Ginnie Mae II Pool 4.5% 2/20/2041	341,816	337,608
Ginnie Mae II Pool 4.5% 3/20/2036	6,813	6,738
Ginnie Mae II Pool 4.5% 3/20/2041	263,794	260,546
Ginnie Mae II Pool 4.5% 4/20/2041	66,552	65,732
Ginnie Mae II Pool 4.5% 5/20/2040	23,188	22,905
Ginnie Mae II Pool 4.5% 5/20/2041	290,256	286,673
Ginnie Mae II Pool 4.5% 6/20/2033	3,797	3,760
Ginnie Mae II Pool 4.5% 6/20/2041	572,011	564,935
Ginnie Mae II Pool 4.5% 7/20/2040	38,312	37,844
Ginnie Mae II Pool 4.5% 8/20/2040	4,475	4,420
Ginnie Mae II Pool 4.5% 9/20/2040	205,956	203,433
Ginnie Mae II Pool 5% 12/1/2054 (g)	76,125,000	75,054,492
Ginnie Mae II Pool 5% 9/20/2033	162,473	163,087
Ginnie Mae II Pool 5.5% 1/1/2055 (g)	59,275,000	59,309,729
Ginnie Mae II Pool 5.5% 12/1/2054 (g)	151,525,000	151,726,240
Ginnie Mae II Pool 6% 1/1/2055 (g)	142,350,000	143,729,016
Ginnie Mae II Pool 6% 11/20/2031	4,558	4,654
Ginnie Mae II Pool 6% 12/1/2054 (g)	232,250,000	234,681,379
Ginnie Mae II Pool 6% 5/20/2032	21,902	22,409
Ginnie Mae II Pool 6.5% 1/1/2055 (g)	25,250,000	25,661,300
Ginnie Mae II Pool 6.5% 1/20/2032	202	207
Ginnie Mae II Pool 6.5% 11/20/2031	805	826
Ginnie Mae II Pool 6.5% 12/1/2054 (g)	68,250,000	69,391,058
Ginnie Mae II Pool 6.5% 3/20/2031	1,009	1,033
Ginnie Mae II Pool 6.5% 4/20/2031	133	135
Ginnie Mae II Pool 6.5% 6/20/2031	122	124
Ginnie Mae II Pool 6.5% 7/20/2031	144	147
Ginnie Mae II Pool 6.5% 8/20/2031	151	155
Ginnie Mae II Pool 7% 2/20/2032	5,917	6,118
Ginnie Mae II Pool 7% 3/20/2032	2,924	3,024
Uniform Mortgage Backed Securities 1.5% 12/1/2054 (g)	23,650,000	18,062,688
Uniform Mortgage Backed Securities 2% 1/1/2055 (g)	180,225,000	144,665,760
Uniform Mortgage Backed Securities 2% 12/1/2054 (g)	367,675,000	294,771,960
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (g)	3,050,000	2,553,422
Uniform Mortgage Backed Securities 3% 1/1/2055 (g)	2,300,000	2,005,671
Uniform Mortgage Backed Securities 3% 12/1/2054 (g)	69,850,000	60,862,268
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (g)	54,700,000	49,567,603
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (g)	76,850,000	73,812,027
Uniform Mortgage Backed Securities 5% 12/1/2039 (g)	41,800,000	41,888,173
Uniform Mortgage Backed Securities 6% 12/1/2054 (g)	78,875,000	79,823,961
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (g)	18,675,000	19,119,261
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (g)	41,100,000	42,082,545
TOTAL UNITED STATES		4,816,226,091
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,894,503,032)		4,816,226,091

U.S. Treasury Obligations - 34.6%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.03	86,364,000	54,854,634
US Treasury Bonds 1.125% 8/15/2040	4.51	1,500,000	944,355
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	111,477,000	76,122,243
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	339,566,000	202,280,526
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	218,350,000	154,559,388
US Treasury Bonds 2% 8/15/2051	1.95 to 2.14	369,158,000	227,637,818
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.64	106,426,000	79,915,117
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	245,214,000	192,310,995
US Treasury Bonds 3.25% 5/15/2042	3.22 to 5.18	115,202,000	98,502,210
US Treasury Bonds 3.625% 2/15/2053	3.71 to 5.06	57,318,000	49,951,742
US Treasury Bonds 4.125% 8/15/2044 (t)	4.14 to 4.63	16,200,000	15,420,375
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	258,048,000	246,183,841
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.68	190,000,000	185,576,563
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.20	65,000,000	63,567,969
US Treasury Bonds 4.375% 8/15/2043	5.16	335,000	331,387
US Treasury Bonds 4.5% 11/15/2054	4.38	2,120,000	2,164,388
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	3,330,000	3,338,845
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.73	7,855,000	8,001,054
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.61	105,000,000	109,150,781
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	13,500,000	14,902,734
US Treasury Notes 0.75% 3/31/2026	0.93	2,010,000	1,918,765
US Treasury Notes 1.75% 1/31/2029	1.80 to 1.81	146,464,000	133,333,731
US Treasury Notes 2.625% 7/31/2029 (w)	2.72 to 4.47	213,250,000	199,988,516
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	683,541,000	620,420,261
US Treasury Notes 2.875% 5/15/2032 (w)	2.96 to 2.98	165,526,000	152,031,751
US Treasury Notes 3.125% 8/31/2029	3.29 to 3.36	225,160,000	215,669,857
US Treasury Notes 3.375% 5/15/2033	3.46 to 4.19	599,000,000	564,931,875
US Treasury Notes 3.375% 9/15/2027	3.87	6,400,000	6,276,000
US Treasury Notes 3.5% 1/31/2030	3.58 to 3.79	90,100,000	87,569,457
US Treasury Notes 3.5% 2/15/2033	4.32	4,000,000	3,814,375
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	440,700,000	429,303,771
US Treasury Notes 3.625% 3/31/2030	3.47	1,575,000	1,538,763
US Treasury Notes 3.625% 8/31/2029	3.44	225,000,000	220,517,577
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	349,960,000	339,461,200
US Treasury Notes 3.75% 12/31/2028	4.03 to 4.05	3,460,000	3,412,560
US Treasury Notes 3.75% 12/31/2030	4.07	2,000,000	1,960,156
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.50	16,052,000	15,764,820
US Treasury Notes 3.75% 8/31/2031 (t)	3.50 to 3.54	575,000,000	561,995,116
US Treasury Notes 3.875% 11/30/2029	3.58	125,000,000	123,720,703
US Treasury Notes 3.875% 12/31/2029	3.43 to 3.79	187,000,000	185,027,733
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	52,214,000	51,033,066
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	200,600,000	195,475,352
US Treasury Notes 4% 1/31/2029	4.30	100,000,000	99,554,688
US Treasury Notes 4% 10/31/2029	4.26	25,000,000	24,890,625
US Treasury Notes 4% 2/15/2034	3.83 to 4.57	58,750,000	57,864,160
US Treasury Notes 4% 2/28/2030	3.40	882,000	877,487
US Treasury Notes 4.125% 10/31/2031	4.26	825,000	824,613
US Treasury Notes 4.125% 11/15/2032	3.63	100,000,000	99,859,375
US Treasury Notes 4.125% 3/31/2031	4.70	1,680,000	1,679,344
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	8,700,000	8,694,671
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	5,787,000	5,817,291
US Treasury Notes 4.25% 6/30/2031	4.16 to 4.45	202,940,000	204,303,503
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	6,300,000	6,359,555
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.51	250,580,000	253,986,322
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	1,590,000	1,626,458
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	8,150,000	8,318,412
US Treasury Notes 4.625% 9/30/2028	4.85	546,000	555,597
US Treasury Notes 4.625% 9/30/2030	5.00	735,000	753,921
US Treasury Notes 4.875% 10/31/2030 (w)	4.45 to 4.56	183,000,000	190,148,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,617,343,843)			6,866,996,830

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	4.64	682,477,778	682,614,274
Fidelity Securities Lending Cash Central Fund (z)(Aa)	4.64	90,386,521	90,395,560
TOTAL MONEY MARKET FUNDS (Cost $773,007,637)			773,009,834

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	14,100,000	202,119
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	12,600,000	461,693
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	12,500,000	396,743
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	19,500,000	1,076,798
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	15,700,000	571,308
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	23,000,000	854,922
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	14,300,000	181,635
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	25,400,000	907,656
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	11,200,000	416,634
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	10,400,000	394,303
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	17,600,000	657,385
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	22,300,000	251,220
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	12,900,000	524,987
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	9,000,000	366,882
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	38,700,000	1,638,255
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	5,900,000	325,967
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	17,900,000	645,604

TOTAL PUT SWAPTIONS			9,874,111
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	14,100,000	261,642
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	12,600,000	490,292
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	12,500,000	597,545
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	19,500,000	258,372
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	15,700,000	680,136
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	23,000,000	978,411
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	14,300,000	289,217
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	25,400,000	1,030,533
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	11,200,000	472,917
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	10,400,000	429,906
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	17,600,000	741,855
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	22,300,000	500,732
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	12,900,000	466,008
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	9,000,000	166,011
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	38,700,000	1,344,676
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	5,900,000	79,195
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	17,900,000	785,673

TOTAL CALL SWAPTIONS			9,573,121
TOTAL PURCHASED SWAPTIONS (Cost $21,847,073)			19,447,232

TOTAL INVESTMENT IN SECURITIES - 112.5% (Cost $23,442,954,744)	22,441,836,613
NET OTHER ASSETS (LIABILITIES) - (12.5)%	(2,558,989,717)
NET ASSETS - 100.0%	19,882,846,896

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(181,075,000)	(148,877,602)
Ginnie Mae II Pool 3% 12/1/2054	(180,525,000)	(160,046,695)
Ginnie Mae II Pool 3.5% 12/1/2054	(75,150,000)	(68,697,666)
Ginnie Mae II Pool 5.5% 12/1/2054	(125,100,000)	(125,266,145)
Ginnie Mae II Pool 6% 12/1/2054	(198,200,000)	(200,274,916)
Ginnie Mae II Pool 6.5% 12/1/2054	(50,500,000)	(51,344,299)
Uniform Mortgage Backed Securities 1.5% 12/1/2054	(4,800,000)	(3,666,000)
Uniform Mortgage Backed Securities 2% 12/1/2039	(5,600,000)	(5,021,187)
Uniform Mortgage Backed Securities 2% 12/1/2054	(225,425,000)	(180,727,460)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(10,925,000)	(9,146,273)
Uniform Mortgage Backed Securities 3% 12/1/2054	(25,500,000)	(22,218,867)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(49,000,000)	(44,402,423)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(9,200,000)	(8,836,313)
Uniform Mortgage Backed Securities 5% 12/1/2039	(41,800,000)	(41,888,173)
Uniform Mortgage Backed Securities 5% 12/1/2054	(49,100,000)	(48,175,540)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(45,500,000)	(45,436,018)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(24,075,000)	(24,650,542)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,188,676,119)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,175,848,132)		(1,188,676,119)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	54	Dec 2024	3,989,358	(121,987)	(121,987)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,327	Mar 2025	369,920,813	5,037,677	5,037,677
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,068	Mar 2025	426,234,188	1,112,484	1,112,484
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10,215	Mar 2025	1,099,149,961	9,004,037	9,004,037
CBOT Long Term U.S. Treasury Bond Contracts (United States)	356	Mar 2025	42,542,000	1,140,934	1,140,934
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	48	Mar 2025	5,510,250	104,160	104,160
TME 10 Year Canadian Note Contracts (Canada)	160	Mar 2025	14,077,212	303,206	303,206

TOTAL PURCHASED					16,580,511

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	122	Mar 2025	13,564,875	(29,552)	(29,552)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	101	Mar 2025	10,867,758	(90,100)	(90,100)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	17	Mar 2025	2,162,188	(83,237)	(83,237)
ICE Long Gilt Contracts (United Kingdom)	11	Mar 2025	1,342,168	(19,808)	(19,808)

TOTAL SOLD					(222,697)

TOTAL FUTURES CONTRACTS					16,357,814
The notional amount of futures purchased as a percentage of Net Assets is 9.8%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	1,044,351	CAD	1,405,000	BNP Paribas SA	12/05/24	40,734
USD	332,849	CAD	449,000	BNP Paribas SA	12/05/24	12,120
USD	252,232	CAD	340,000	BNP Paribas SA	12/05/24	9,364
USD	5,624,998	EUR	5,028,000	BNP Paribas SA	12/05/24	311,169
USD	282,836	EUR	257,000	BNP Paribas SA	12/05/24	11,226
USD	342,876	EUR	316,000	BNP Paribas SA	12/05/24	8,912
USD	1,853,885	EUR	1,755,000	BNP Paribas SA	12/05/24	(882)
USD	1,853,885	EUR	1,755,000	BNP Paribas SA	12/05/24	(882)
EUR	1,217,000	USD	1,351,830	Bank of America NA	12/05/24	(65,646)
GBP	249,000	USD	314,699	Bank of America NA	12/05/24	2,141
USD	123,134	AUD	183,000	Bank of America NA	12/05/24	3,770
USD	85,455	AUD	127,000	Bank of America NA	12/05/24	2,618
USD	177,984	CAD	243,000	Bank of America NA	12/05/24	4,404
USD	2,095,080	EUR	1,917,000	Bank of America NA	12/05/24	69,103
USD	145,962	EUR	138,000	Bank of America NA	12/05/24	117
EUR	695,000	USD	758,707	Brown Brothers Harriman & Co	12/05/24	(24,198)
GBP	240,000	USD	311,682	Brown Brothers Harriman & Co	12/05/24	(6,294)
GBP	273,000	USD	351,508	Citibank NA	12/05/24	(4,129)
USD	225,753,235	EUR	201,396,000	Citibank NA	12/05/24	12,908,382
USD	311,322	EUR	281,000	Citibank NA	12/05/24	14,348
USD	217,114	EUR	200,000	Citibank NA	12/05/24	5,745
USD	262,842	GBP	201,000	Citibank NA	12/05/24	7,080
EUR	1,109,000	USD	1,205,672	JPMorgan Chase Bank NA	12/05/24	(33,628)
EUR	1,725,000	USD	1,825,755	JPMorgan Chase Bank NA	12/05/24	(2,693)
USD	261,812	EUR	238,000	JPMorgan Chase Bank NA	12/05/24	10,282
USD	434,003	EUR	411,000	JPMorgan Chase Bank NA	12/05/24	(362)
USD	73,795,279	GBP	55,088,000	Goldman Sachs Bank USA/New York NY	12/05/24	3,698,625
CAD	247,000	USD	179,134	Royal Bank of Canada	12/05/24	(2,697)
EUR	232,000	USD	251,032	Royal Bank of Canada	12/05/24	(5,844)
USD	1,841,969	JPY	285,200,000	Royal Bank of Canada	12/05/24	(64,849)
USD	143,512	CAD	194,000	State Street Bank & Trust Co	12/05/24	4,935

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						16,913,853
Unrealized Appreciation						17,125,075
Unrealized Depreciation						(211,222)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	6,350,000	(132,206)	126,891	(5,315)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	2,920,000	(655,046)	629,199	(25,847)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,600,000	9,865	(29,199)	(19,334)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	3,950,000	(30,056)	26,036	(4,020)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,600,000	44,361	(72,473)	(28,112)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	38,674	(64,954)	(26,280)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,480,000	228,952	(422,354)	(193,402)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		5,980,000	925,090	(1,731,761)	(806,671)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		550,000	85,084	(130,443)	(45,359)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		620,000	95,912	(156,860)	(60,948)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	103,138	(127,472)	(24,334)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	45,839	(51,285)	(5,446)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,700,000	29,288	(62,209)	(32,921)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA/New York NY	(1%)	Quarterly	EUR	2,200,000	24,938	(52,372)	(27,434)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		850,000	131,493	(254,242)	(122,749)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,160,000	179,449	(323,775)	(144,326)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,170,000	180,996	(323,781)	(142,785)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,260,000	194,919	(314,911)	(119,992)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,050,000	162,432	(248,664)	(86,232)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	167,073	(263,839)	(96,766)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		550,000	85,084	(135,026)	(49,942)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		620,000	95,912	(144,891)	(48,979)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,700,000	262,985	(386,615)	(123,630)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	92,818	(99,893)	(7,075)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		20,000	36	(212)	(176)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,760,000	272,267	(423,547)	(151,280)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,710,000	264,532	(444,518)	(179,986)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		590,000	91,271	(166,595)	(75,324)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		530,000	81,990	(116,891)	(34,901)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,710,000	264,532	(379,904)	(115,372)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		630,000	97,459	(171,138)	(73,679)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	68,759	(96,288)	(27,529)

TOTAL BUY PROTECTION								3,507,840	(6,413,986)	(2,906,146)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(36)	461	425
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		21,200,000	(366,476)	528,477	162,001
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		15,470,000	(199,394)	309,568	110,174
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(16,756)	20,433	3,677
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		6,000,000	(103,720)	122,256	18,536
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		3,400,000	(43,823)	43,101	(722)

TOTAL SELL PROTECTION								(730,205)	1,024,296	294,091
TOTAL CREDIT DEFAULT SWAPS								2,777,635	(5,389,690)	(2,612,055)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	88,047,000	1,491,848	0	1,491,848
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	36,535,000	1,177,475	0	1,177,475
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	263,707,000	6,190,329	0	6,190,329
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	12,099,000	339,430	0	339,430
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	76,611,000	3,046,202	0	3,046,202
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	26,554,000	1,234,335	0	1,234,335
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	14,500,000	(1,208,349)	0	(1,208,349)
TOTAL INTEREST RATE SWAPS							12,271,270	0	12,271,270

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,191,612,199 or 21.1% of net assets.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,183,962 and $2,140,140, respectively.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $810,312 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(r)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,380,195.

(s)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $290,161,653 or 1.5% of net assets.

(t)	Security or a portion of the security is on loan at period end.
(u)	Security is perpetual in nature with no stated maturity date.
(v)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $12,830,414.
(w)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,441,547.
(x)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $736,974.

(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	420,416,769	1,961,205,889	1,699,008,384	8,293,919	-	-	682,614,274	1.3%
Fidelity Securities Lending Cash Central Fund	49,295,300	1,852,774,304	1,811,674,044	289,545	-	-	90,395,560	0.3%
Total	469,712,069	3,813,980,193	3,510,682,428	8,583,464	-	-	773,009,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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